UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-21839

AARP PORTFOLIOS

(Exact name of registrant as specified in charter)

650 F. Street, N.W. Washington, DC	20004
(Address of principal executive offices)	(Zip code)

Larry C. Renfro

AARP Portfolios

650 F Street, N.W.

Washington, DC 20004

(Name and address of agent for service)

Copy to:

Gary O. Cohen, Esq.

Jorden Burt LLP

1025 Thomas Jefferson Street, NW

Suite 400 East

Washington, DC 20007-5208

Registrant’s telephone number, including area code: (202) 434-3546

Date of fiscal year end: June 30

Date of reporting period: June 30, 2007

Item 1:	Report to Shareholders

Annual Report

June 30, 2007

U.S. Bond Market Portfolio

U.S. Stock Market Portfolio

International Stock Market Portfolio

…

A NOTE ABOUT AARP PORTFOLIOS

The series, “Portfolios”, of AARP Portfolios seek to match the performance of market indexes for U.S. stocks, international stocks, and U.S. bonds. They serve as the underlying investments to AARP Funds’ asset allocation funds, which include AARP Conservative Fund, AARP Moderate Fund, AARP Aggressive Fund, and AARP Income Fund, collectively, “Funds”.

Shares of AARP Portfolios are not offered to the public for investment.

An investor should consider the investment objectives, risks, charges and expenses of AARP Funds carefully before investing. To get a prospectus containing this and other information, please call 1-800-958-6457. Read the prospectus carefully before you invest.

AARP Funds are distributed by ALPS Distributors, Inc.

An investor should consider the investment objectives, risks, charges and expenses of AARP Funds carefully before investing. To get a prospectus containing this and other information, please call 1-800-958-6457. Read the prospectus carefully before you invest.

AARP Funds are distributed by ALPS Distributors, Inc.

AARP Financial, Inc. is not affiliated with ALPS Distributors, Inc.

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2007 ANNUAL REPORT	1

U.S. Bond Market Portfolio

Portfolio composition (As a percentage of net assets)
June 30, 2007

Mortgage-backed securities	37.4%	Asset-backed securities	0.9%

U.S. Treasury	23.7%	Municipal bonds	0.1%

Corporate bonds	17.6%	Cash equivalents	4.1%

U.S. Government Agencies	10.3%	Other assets and liabilities, net	(2.9)%

Commercial mortgage-backed securities	4.9%	Total net assets	100.0%

International debt	3.9%

See Notes to Financial Statements.

Performance as of June 30, 2007

Growth of $10,000

This graph illustrates the
hypothetical investment of
$10,000 in the U.S. Bond
Market Portfolio from
January 1, 2006
(commencement of
operations) through June 30,
2007, compared to the
Lehman Brothers Aggregate
Bond Index®.

This hypothetical example does not represent the returns of any particular investment.

Performance Summary		1-Year	Since inception

	U.S. Bond Market Portfolio	5.78%	4.67%[1]

	Lehman Brothers Aggregate Bond Index®	6.12%	5.36%[1]

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Returns shown do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. The performance of the Funds assumes the reinvestment of all dividends and distributions. The indexes above have been adjusted to reflect reinvestment of dividends on securities in the indexes. The adviser is waiving a portion of its advisory fee and other operating expenses. Had the fees not been waived or reimbursed, returns would have been lower. It is not possible to invest directly in an Index.

Forthe most recent month-end performance and after-tax returns, visit www.aarpfunds.com or call 1-800-958-6457.

[1]  For the period from January 1, 2006 (commencement of operations) to June 30, 2007.

Sources: Lehman Brothers, Inc., AARP Financial

2	AARP PORTFOLIOS 2007 ANNUAL REPORT	U.S. Bond Market Portfolio

Lehman Brothers Aggregate Bond Index

This index serves as the benchmark for the U.S. Bond Market Portfolio. The index includes a large variety of U.S. bonds that are investment grade and taxable, covering three major types of bonds: government and corporate bonds, mortgage-backed securities and asset-backed securities. The index is unmanaged and you cannot directly invest in it. In addition, indexes do not have expenses.

U.S. Bond Market Portfolio

Performance discussion

The Portfolio seeks to replicate the total return of the Lehman Brothers Aggregate Bond Index.

For the year ended June 30, 2007, the U.S. Bond Market Portfolio returned 5.78% as compared to Lehman Brothers Aggregate Bond Index return of 6.12%. The Portfolio tracked its benchmark index closely during the period.

The U.S. bond market (as measured by the Lehman Brothers Aggregate Bond Index), experienced a fair amount of volatility at various times during the period. Starting at the beginning of the fiscal year, bond prices had declined in response to a spike in energy prices and the prospect of additional rate hike by the Federal Reserve. During the remainder of 2006, the bond market started to rebound as the economy appeared to show signs of slower, more controlled growth, but positive economic data near the end of 2006 sparked another decline amid fears of potential inflation. In February 2007, bonds rebounded and experienced price appreciation through April. In May, government bond yields began a steady climb as economic indicators improved despite the turmoil in the housing market. Positive economic data during the month of June drove US government bond yields higher still. However, June 2007 closed on a cautious note with signs of stress in the bond markets sparked by an increase in risk aversion, especially after hopes for an official rate cut eroded in May 2007. As compared to the index, the Portfolio’s performance was also negatively impacted by fund expenses (the indexes do not have expenses) and tracking differences.

The Portfolio invests in investment-grade bonds, and uses a sampling strategy to gain benchmark exposure. The cornerstone of this strategy is stratified sampling executed under strict guidelines that eliminate active over/underweight positions. The Portfolio matches the index closely in all major characteristics, such as duration, term structure, quality distribution, and issuer and sector exposure in an effort to minimize tracking error. The process and commitment to matching the major characteristics of the index, specifically duration, played a key factor in effectively tracking the index during the current rising rate environment.

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2007 ANNUAL REPORT	3

U.S. Stock Market Portfolio

Portfolio composition (As a percentage of net assets)
June 30, 2007

Financials	20.5%	Utilities	3.9%

Information technology	14.9%	Materials	3.7%

Consumer discretionary	11.7%	Telecommunications services	3.5%

Industrials	12.2%	Cash equivalents	1.2%

Health care	11.1%	Other assets and liabilities, net	0.4%

Energy	9.8%	Total net assets	100.0%

Consumer staples	7.1%

See Notes to Financial Statements.

Performance as of June 30, 2007

Growth of $10,000

This graph illustrates the
hypothetical investment of
$10,000 in the U.S. Stock
Market Portfolio from
January 1, 2006
(commencement of
operations) through June 30,
2007, compared to the
MSCI U.S. Investable
Market 2500 Index®.

This hypothetical example does not represent the returns of any particular investment.

Performance Summary		1-Year	Since inception

	U.S. Stock Market Portfolio	20.23%	22.05%[1]

	MSCI U.S. Investable Market 2500 Index®	20.51%	24.47%[1]

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Returns shown do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. The performance of the Funds assumes the reinvestment of all dividends and distributions. The indexes above have been adjusted to reflect reinvestment of dividends on securities in the indexes. The adviser is waiving a portion of its advisory fee and other operating expenses. Had the fees not been waived or reimbursed, returns would have been lower. It is not possible to invest directly in an Index.

For the most recent month-end performance and after-tax returns, visit www.aarpfunds.com or call 1-800-958-6457.

[1]  For the period from January 1, 2006 (commencement of operations) to June 30, 2007.

Sources: MSCI Barra, AARP Financial

4	AARP PORTFOLIOS 2007 ANNUAL REPORT	U.S. Stock Market Portfolio

MSCI U.S. Investable Market 2500 Index

This index serves as the benchmark for the U.S. Stock Market Portfolio. The index includes about 2,500 securities listed on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. The stocks represent companies of all types and sizes. The index is unmanaged and you cannot directly invest in it. In addition, indexes do not have expenses.

U.S. Stock Market Portfolio

Performance discussion

The Portfolio seeks to replicate the total return of the MSCI U.S. Investable Market 2500 Index.

For the year ended June 30, 2007, the U.S. Stock Market Portfolio returned 20.23% as compared to MSCI U.S. Investable Market 2500 Index return of 20.51%. The Portfolio tracked its benchmark index closely during the period.

During the year, all sectors experienced positive returns. Within the Financial sector, JPMorgan Chase (+18%), Citigroup (+10%), and Goldman Sachs (+42%) were the largest contributors. Many companies contributed to the performance of the Information Technology sector however, Microsoft (+28%), Apple (+113%), and Cisco Systems (+42%) were the largest. In the Energy sector, Chevron (+40%) had the greatest impact on performance. McDonald’s (+55%) and Time Warner (+23%) contributed the most to the Consumer Discretionary sector, while AT&T (+55%) contributed the most in the Telecommunications sector. The sectors that contributed the least to performance were Utilities (+26%) and Materials (+34%). Despite having strong positive performance in both sectors, the small relative weights of each sector caused them to contribute the least. Individually, Exxon Mobil, the largest stock in the index, contributed 0.99% to the performance of the benchmark. The two largest negative contributions were from Yahoo (-18%) and Starbucks (-30%), which detracted from performance -0.08% and -0.07%, respectively.

The Portfolio invests in equities and futures contracts, and uses a sampling strategy to gain benchmark exposure. The portfolio holds 2,061 of the 2,469 benchmark constituents, and continues to move towards replication as cash flows are deposited.

International Stock Market Portfolio	AARP PORTFOLIOS 2007 ANNUAL REPORT	5

International Stock Market Portfolio

Portfolio composition (As a percentage of net assets)
June 30, 2007

Financials	28.2%	Telecommunications services	6.3%

Industrials	11.7%	Utilities	4.8%

Consumer discretionary	11.0%	Information technology	4.3%

Materials	9.1%	Cash equivalents	1.6%

Energy	7.8%	Other assets and liabilities, net	1.6%

Consumer staples	7.2%	Total net assets	100.0%

Health care	6.4%

See Notes to Financial Statements.

Performance as of June 30, 2007

Growth of $10,000

This graph illustrates the
hypothetical investment of
$10,000 in the International
Stock Market Portfolio from
January 1, 2006
(commencement of
operations) through June 30,
2007, compared to the
MSCI EAFE Index®.

This hypothetical example does not represent the returns of any particular investment.

Performance Summary		1-Year	Since inception

	International Stock Market Portfolio	27.41%	36.45%[1]

	MSCI EAFE Index®	27.00%	39.91%[1]

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Returns shown do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. The performance of the Funds assumes the reinvestment of all dividends and distributions. The indexes above have been adjusted to reflect reinvestment of dividends on securities in the indexes. The adviser is waiving a portion of its advisory fee and other operating expenses. Had the fees not been waived or reimbursed, returns would have been lower. It is not possible to invest directly in an Index.

For the most recent month-end performance and after-tax returns, visit www.aarpfunds.com or call 1-800-958-6457.

[1]  For the period from January 1, 2006 (commencement of operations) to June 30, 2007.

Sources: MSCI Barra, AARP Financial

6	AARP PORTFOLIOS 2007 ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio

Performance discussion

The Portfolio seeks to replicate the total return of the MSCI EAFE Index.

For the year ended June 30, 2007, the International Stock Market Portfolio returned 27.41% as compared to the MSCI EAFE Index return of 27.00%. The Fund tracked its benchmark index closely during the period. Of course, an index fund very rarely matches the performance of its benchmark index exactly, since a fund has operating expenses and an index does not.

Every sector in EAFE produced a positive return (in USD terms) for the twelve month period. Financials (+22%) contributed the most to the funds performance with ABN AMRO (+78%), Banco Santander (27%), and Barclays (+28%) as the top contributors in this sector. The Industrials sector was also a significant contributor to performance, returning almost 40% over the period. Siemens AG (+68%) and ABB Ltd (+76%) led the way within that sector. Materials (+43%) also performed well over the last 12 months. The sector was led by Anglo American (+49%). Healthcare (+6%) and Information Technologies (+20%) were the worst performing sectors during the same time period. In the Healthcare sector, Sanofi-Aventis (-14%) and AstraZeneca (-8%) were a drag on performance.

Individually, the largest contributors to performance included Vodafone, Siemens AG, and DaimlerChrysler AG, which contributed 0.62%, 0.38%, and 0.33%, respectively, to the performance of the Portfolio. The largest negative contributions were from Mitsubishi, Mizuho Financial, and Sanofi-Aventis which impacted performance by -0.25%, -0.15%, and -0.13%, respectively.

The Portfolio invests in equities and futures contracts, and uses a sampling strategy to gain benchmark exposure. The portfolio holds 1,049 of the 1,144 benchmark constituents, and continues to move towards replication as cash flows are deposited.

Country allocation

Percentage of net assets
United Kingdom	22.4%
Japan	20.5%
France	9.5%
Germany	8.0%
Switzerland	6.4%
Australia	6.0%
Netherlands	4.0%
Spain	3.9%
Italy	3.6%
Sweden	2.5%
United States	1.7%
Finland	1.6%
Hong Kong	1.3%
Belgium	1.2%
Singapore	1.0%
Norway	0.9%
Denmark	0.8%
Ireland	0.8%
Greece	0.7%
Austria	0.5%
Portugal	0.4%
Bermuda	0.3%
Cayman Islands	0.2%
Luxembourg	0.1%
New Zealand	0.1%
Other assets and liabilities	1.6%

Total net assets	100.0%

 LOGO

MSCI EAFE Index

This index serves as the benchmark for the International Stock Market Portfolio. The index includes about 1,000 securities that are listed on the stock exchanges of 21 developed countries, excluding the United States and Canada. In addition, indexes do not have expenses.

Understanding Your Expenses	AARP PORTFOLIOS 2007 ANNUAL REPORT	7

Understanding your expenses (unaudited)

As a shareholder of a Portfolio, you incur ongoing costs, including investment advisory fees, and other expenses of running a fund. It’s important to understand exactly how much you pay to purchase and own a fund and to compare the costs of owning different funds because these costs reduce your returns.

The example in the table on the next page is intended to help you to understand your ongoing costs in dollars of investing in an AARP Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual expenses

The first line for each Portfolio in the table on the next page provides information about actual account values and actual expenses. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical example for comparison purposes

The second line in the table on the next page labeled “Hypothetical”, helps you to compare the costs of an AARP Portfolio to other funds using a 5% return as required by the Securities and Exchange Commission for all mutual funds. It provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. You should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Portfolio with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

8	AARP PORTFOLIOS 2007 ANNUAL REPORT	Understanding Your Expenses

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning account value 1/1/07	Ending account value 6/30/07	Expenses paid during period[1]

U.S. Bond Market Portfolio
Actual	$1,000	$1,008.20	$1.24
Hypothetical	$1,000	$1,023.55	$1.25
(assuming a 5% return before expenses)

U.S. Stock Market Portfolio
Actual	$1,000	$1,075.00	$1.29
Hypothetical	$1,000	$1,023.55	$1.25
(assuming a 5% return before expenses)

International Stock Market Portfolio
Actual	$1,000	$1,107.80	$1.57
Hypothetical	$1,000	$1,023.31	$1.51
(assuming a 5% return before expenses)

[1]  Expenses reflect the Portfolio’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows: U.S. Bond Market Portfolio 0.25%, U.S. Stock Market Portfolio 0.25% and International Stock Market Portfolio 0.30%.

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2007 ANNUAL REPORT	9

U.S. Bond Market Portfolio

June 30, 2007

Portfolio of investments

	Par amount	Value

Asset-Backed Securities–0.9%
AmeriCredit Automobile
Receivables Trust, 3.930%, 10/6/2011	$50,000	$49,507
Capital One Multi-Asset
Execution Trust, 4.900%, 12/15/2017	25,000	23,695
Citibank Credit Card Issuance
Trust 2006-A2, 4.850%, 2/10/2011	100,000	99,324
Citibank Credit Card Issuance
Trust, 2003-A10, 4.750%, 12/10/2015	15,000	14,339
Countrywide Asset-Backed
Certificates, 4.454%, 11/25/2035	20,000	19,747
Countrywide Asset-Backed
Certificates, 5.810%, 11/25/2036	50,000	49,676
Detroit Edison Securitization
Funding LLC, 6.190%, 3/1/2013	25,000	25,495
Honda Auto Receivables
Owner Trust, 4.930%, 3/18/2011	50,000	49,670
MBNA Master Credit Card
Trust USA, 5.900%, 8/15/2011	25,000	25,273
PSE&G Transition Funding
LLC, 6.750%, 6/15/2016	10,000	10,646
Residential Asset Securities
Corp., 3.870%, 5/25/2033	22,543	21,088
TXU Electric Delivery
Transition Bond Co. LLC, 5.290%, 5/15/2018	50,000	48,703

Total Asset-Backed
Securities–(Identified Cost $440,998)		437,163

Corporate Bonds–17.6%
Abbott Laboratories,
5.600%, 5/15/2011	50,000	50,245
Aetna, Inc.,
6.625%, 6/15/2036	35,000	35,732
Alcoa, Inc.,
5.900%, 2/1/2027	25,000	23,338

Alcoa, Inc.,
7.375%, 8/1/2010	25,000	26,203
Allstate Corp.,
5.950%, 4/1/2036	25,000	23,937
American General Finance
Corp., 5.400%, 12/1/2015	20,000	19,306
American International Group,
Inc., 6.250%, 5/1/2036	25,000	25,316
AmerisourceBergen Corp.,
5.875%, 9/15/2015	10,000	9,666
Ameritech Capital Funding,
6.550%, 1/15/2028	20,000	19,333
[1]Amgen, Inc.,
5.850%, 6/1/2017	25,000	24,657
[1]Amgen, Inc.,
6.375%, 6/1/2037	25,000	24,540
Anadarko Petroleum Corp.,
5.950%, 9/15/2016	25,000	24,453
Apache Corp.,
6.000%, 1/15/2037	50,000	47,838
Appalachian Power Co.,
5.000%, 6/1/2017	10,000	9,219
Archer-Daniels-Midland Co.,
7.000%, 2/1/2031	25,000	27,116
Archstone-Smith Operating
Trust, 5.750%, 3/15/2016	25,000	24,913
Arizona Public Service Co.,
6.500%, 3/1/2012	10,000	10,250
AT&T, Inc.,
6.800%, 5/15/2036	25,000	25,976
AT&T Wireless Services, Inc.,
8.125%, 5/1/2012	50,000	55,032
BAC Capital Trust XI,
6.625%, 5/23/2036	25,000	25,574
Bank of America NA,
5.300%, 3/15/2017	50,000	47,833
Bank of America NA,
6.000%, 10/15/2036	25,000	24,211
Bank of New York,
5.050%, 3/3/2009	100,000	99,249
Baxter International, Inc.,
4.625%, 3/15/2015	10,000	9,268
Baxter International, Inc.,
5.900%, 9/1/2016	50,000	50,083
BB&T Corp.,
5.250%, 11/1/2019	25,000	23,342

10	AARP PORTFOLIOS 2007 ANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

June 30, 2007

Portfolio of investments

	Par amount	Value

Corporate Bonds (continued)

Bear Stearns Cos, Inc.,
5.300%, 10/30/2015	$30,000	$28,477
BellSouth Corp.,
5.200%, 9/15/2014	30,000	28,831
BellSouth Corp.,
6.000%, 11/15/2034	10,000	9,390
Berkshire Hathaway Finance
Corp., 4.850%, 1/15/2015	10,000	9,515
Boardwalk Pipelines LLC,
5.500%, 2/1/2017	20,000	19,090
Boeing Capital Corp. Ltd.,
6.500%, 2/15/2012	50,000	52,175
Bristol-Myers Squibb Co.,
5.875%, 11/15/2036	25,000	23,664
Burlington Northern Santa Fe
Corp., 5.900%, 7/1/2012	50,000	50,353
Canadian Pacific Railway Co.,
5.950%, 5/15/2037	25,000	23,577
Capital One Capital IV,
6.745%, 2/17/2037	25,000	23,081
Carolina Power & Light Co.,
5.125%, 9/15/2013	10,000	9,697
Caterpillar Financial Services
Corp., 5.125%, 10/12/2011	50,000	49,202
Caterpillar, Inc.,
6.625%, 7/15/2028	10,000	10,574
CBS Corp.,
7.875%, 7/30/2030	30,000	31,105
Chubb Corp.,
6.000%, 11/15/2011	10,000	10,162
Cincinnati Financial Corp.,
6.920%, 5/15/2028	10,000	10,612
Cincinnati Gas & Electric,
5.700%, 9/15/2012	50,000	50,029
Cisco Systems, Inc.,
5.250%, 2/22/2011	100,000	99,481
CIT Group, Inc.,
5.000%, 2/1/2015	25,000	23,221
Citigroup, Inc.,
3.625%, 2/9/2009	100,000	97,432
Citigroup, Inc., 4.125%,
2/22/2010	100,000	97,067

Citigroup, Inc.,
5.000%, 9/15/2014	100,000	95,267
Citigroup, Inc. Global Senior
Note, 6.500%, 1/18/2011	100,000	103,209
CNA Financial Corp.,
6.000%, 8/15/2011	25,000	25,104
Coca-Cola Enterprises, Inc.,
6.750%, 9/15/2028	25,000	26,500
Columbus Southern Power Co.,
6.600%, 3/1/2033	25,000	25,952
Comcast Corp.,
5.900%, 3/15/2016	50,000	49,196
Comcast Corp.,
6.450%, 3/15/2037	25,000	24,171
Commonwealth Edison Co.,
5.900%, 3/15/2036	25,000	23,186
ConAgra Foods, Inc.,
7.000%, 10/1/2028	25,000	26,115
ConocoPhillips,
6.375%, 3/30/2009	50,000	50,950
ConocoPhillips Canada Funding
Co., 5.950%, 10/15/2036	25,000	24,339
Consolidated Edison Co. of
New York, 4.875%, 2/1/2013	50,000	48,272
Constellation Energy Group
7.000%, 4/1/2012	50,000	52,439
Costco Wholesale Corp.,
5.500%, 3/15/2017	50,000	48,839
Countrywide Financial Corp.,
4.500%, 6/15/2010	50,000	48,414
COX Communications, Inc.,
4.625%, 1/15/2010	50,000	48,866
Credit Suisse USA, Inc.,
5.125%, 8/15/2015	100,000	95,962
Credit Suisse USA, Inc.,
5.250%, 3/2/2011	50,000	49,676
CVS Caremark Corp.,
6.250%, 6/1/2027	25,000	24,291
DaimlerChrysler North America
Holdings, 8.500%, 1/18/2031	25,000	31,683
DaimlerChrysler North America
Holdings, 7.200%, 9/1/2009	50,000	51,630
DaimlerChrysler North America
Holdings Senior Note, 6.500%, 11/15/2013	50,000	51,707
Devon Financing Corp. ULC,
6.875%, 9/30/2011	50,000	52,244

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2007 ANNUAL REPORT	11

Portfolio of investments

	Par amount	Value

Corporate Bonds (continued)

Dominion Resources, Inc.,
5.150%, 7/15/2015	$15,000	$14,270
Dow Chemical Co.,
6.000%, 10/1/2012	50,000	50,576
Duke Capital LLC,
5.500%, 3/1/2014	15,000	14,421
Dun & Bradstreet Corp.,
5.500%, 3/15/2011	50,000	49,811
EI Du Pont de Nemours & Co.,
5.600%, 12/15/2036	25,000	22,746
Electronic Data Systems Corp.,
6.500%, 8/1/2013	25,000	24,739
Eli Lilly & Co.,
5.200%, 3/15/2017	50,000	47,920
EMBARQ Corp.,
6.738%, 6/1/2013	50,000	51,015
Emerson Electric Co.,
5.375%, 10/15/2017	25,000	24,120
EnCana Corp.,
4.750%, 10/15/2013	25,000	23,633
Enterprise Products Operating
LP, 4.625%, 10/15/2009	50,000	48,997
Enterprise Products Operating
LP, 6.875%, 3/1/2033	10,000	10,205
Exelon Corp.,
4.450%, 6/15/2010	25,000	24,184
Exelon Corp.,
5.625%, 6/15/2035	15,000	13,445
Falconbridge Ltd.,
5.500%, 6/15/2017	25,000	24,019
FedEx Corp.,
5.500%, 8/15/2009	20,000	20,027
Financing Corp. (FICO),
9.650%, 11/2/2018	25,000	33,766
FirstEnergy Corp.,
6.450%, 11/15/2011	25,000	25,660
FirstEnergy Corp.,
7.375%, 11/15/2031	20,000	21,715
Florida Power & Light Co.,
4.950%, 6/1/2035	25,000	21,291
General Electric Insurance
Solutions Corp., 7.000%, 2/15/2026	50,000	53,491
General Electric Capital Corp.,
4.000%, 2/17/2009	50,000	49,029

General Electric Capital Corp.,
5.400%, 2/15/2017	50,000	48,297
General Electric Capital Corp.,
5.875%, 2/15/2012	50,000	50,636
General Electric Capital Corp.,
6.750%, 3/15/2032	35,000	38,092
General Mills, Inc.,
6.000%, 2/15/2012	50,000	50,587
Genworth Financial, Inc.,
4.750%, 6/15/2009	10,000	9,885
Goldman Sachs Group, Inc.,
3.875%, 1/15/2009	100,000	97,998
Goldman Sachs Group, Inc.,
5.125%, 1/15/2015	50,000	47,585
Goldman Sachs Group, Inc.,
5.950%, 1/15/2027	30,000	28,267
Goldman Sachs Group, Inc.,
6.125%, 2/15/2033	25,000	23,922
Goldman Sachs Group, Inc.,
6.345%, 2/15/2034	15,000	14,350
Goldman Sachs Group, Inc.,
6.875%, 1/15/2011	50,000	52,048
Goldman Sachs Group, Inc.,
7.800%, 1/28/2010	10,000	10,565
Hess Corp.,
7.300%, 8/15/2031	25,000	26,889
Hewlett-Packard Co.,
5.250%, 3/1/2012	25,000	24,749
H.J. Heinz Finance Co.,
6.000%, 3/15/2012	25,000	25,114
Home Depot, Inc.,
5.400%, 3/1/2016	50,000	46,949
Honeywell International, Inc.,
5.400%, 3/15/2016	25,000	24,364
Honeywell International, Inc.,
5.700%, 3/15/2036	25,000	23,158
Honeywell International, Inc.,
7.500%, 3/1/2010	50,000	52,580
HSBC Finance Corp.,
4.125%, 12/15/2008	100,000	98,235
HSBC Finance Corp.,
6.375%, 11/27/2012	100,000	102,784
Inter-American Development
Bank, 5.000%, 4/5/2011	100,000	99,516
International Lease Finance
Corp., 5.450%, 3/24/2011	100,000	99,630
International Lease Finance
Corp., 5.650%, 6/1/2014	50,000	49,650

12	AARP PORTFOLIOS 2007 ANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

June 30, 2007

Portfolio of investments

	Par amount	Value

Corporate Bonds (continued)

iStar Financial, Inc.,
5.650%, 9/15/2011	$25,000	$24,658
John Deere Capital Corp.,
4.875%, 3/16/2009	50,000	49,589
Johnson & Johnson,
4.950%, 5/15/2033	10,000	8,985
JP Morgan Chase Capital XV,
5.875%, 3/15/2035	25,000	22,889
JP Morgan Chase Capital XVIII,
6.950%, 8/17/2036	25,000	25,349
JPMorgan Chase & Co.,
6.625%, 3/15/2012	100,000	104,077
Kinder Morgan Energy
Partners LP, 5.000%, 12/15/2013	25,000	23,688
Kinder Morgan Energy
Partners LP, 6.000%, 2/1/2017	25,000	24,509
Kraft Foods, Inc.,
6.250%, 6/1/2012	50,000	50,871
Kroger Co.,
5.500%, 2/1/2013	50,000	48,752
Lehman Brothers Holdings, Inc.,
3.500%, 8/7/2008	25,000	24,486
Lehman Brothers Holdings, Inc.,
5.500%, 4/4/2016	50,000	48,628
Lehman Brothers Holdings, Inc.,
7.875%, 8/15/2010	25,000	26,676
Lockheed Martin Corp.,
7.750%, 5/1/2026	25,000	29,400
Lowe’s Cos, Inc.,
5.800%, 10/15/2036	25,000	22,978
Marsh & McLennan Cos, Inc.,
7.125%, 6/15/2009	25,000	25,638
Marshall & Ilsley Corp.,
5.350%, 4/1/2011	50,000	49,790
May Department Stores Co.,
6.700%, 7/15/2034	25,000	23,310
Merrill Lynch & Co., Inc.,
5.000%, 2/3/2014	50,000	47,854
Merrill Lynch & Co., Inc.,
5.700%, 5/2/2017	50,000	48,235
MetLife, Inc.,
5.000%, 6/15/2015	50,000	47,283

MetLife, Inc.,
5.700%, 6/15/2035	10,000	9,272
MetLife, Inc.,
6.125%, 12/1/2011	10,000	10,222
MetLife, Inc.,
6.400%, 12/15/2036	25,000	23,232
MidAmerican Energy Co.,
6.750%, 12/30/2031	10,000	10,744
MidAmerican Funding LLC,
6.927%, 3/1/2029	25,000	27,069
Morgan Stanley,
5.375%, 10/15/2015	40,000	38,362
Morgan Stanley,
5.625%, 1/9/2012	100,000	99,882
Murphy Oil Corp.,
6.375%, 5/1/2012	25,000	25,359
National Rural Utilities
Cooperative Finance Corp., 7.250%, 3/1/2012	100,000	106,649
[1]News America, Inc. Senior
Note, 6.150%, 3/1/2037	25,000	23,121
News America Holdings, Inc.,
9.250%, 2/1/2013	60,000	69,506
Norfolk Southern Corp.,
7.700%, 5/15/2017	10,000	11,033
Norfolk Southern Corp.,
7.800%, 5/15/2027	15,000	17,060
Northrop Grumman Corp.,
7.750%, 2/15/2031	15,000	17,893
Oncor Electric Delivery Co.,
7.000%, 5/1/2032	25,000	26,406
Oneok, Inc.,
5.200%, 6/15/2015	25,000	23,434
Oracle Corp. and Ozark
Holding, Inc., 5.250%, 1/15/2016	50,000	48,023
Pacific Gas & Electric Co.,
3.600%, 3/1/2009	50,000	48,540
Pacific Gas & Electric Co.,
6.050%, 3/1/2034	15,000	14,577
Pemex Project Funding Master
Trust, 6.625%, 6/15/2035	25,000	25,406
Petro-Canada,
7.000%, 11/15/2028	25,000	26,317
[1]Plains All American Pipeline LP,
6.650%, 1/15/2037	25,000	24,728
PNC Bank NA,
4.875%, 9/21/2017	50,000	46,205

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2007 ANNUAL REPORT	13

Portfolio of investments

	Par amount	Value

Corporate Bonds (continued)

PNC Funding Corp.,
5.625%, 2/1/2017	$50,000	$49,071
Principal Life Income Funding
Trusts, 5.125%, 3/1/2011	100,000	99,385
Procter & Gamble Co.,
5.550%, 3/5/2037	25,000	23,596
Procter & Gamble Co. Global
Note, 6.875%, 9/15/2009	100,000	103,267
Prologis, 5.500%, 4/1/2012	50,000	49,633

Prudential Financial, Inc.,
4.500%, 7/15/2013	50,000	46,886
Puget Sound Energy, Inc.,
6.274%, 3/15/2037	25,000	24,718
Realty Income Corp.,
5.950%, 9/15/2016	25,000	24,745
Residential Capital LLC,
6.500%, 4/17/2013	50,000	48,386
Residential Capital LLC,
6.500%, 6/1/2012	50,000	48,840
SBC Communications, Inc.
Global Note, 6.250%, 3/15/2011	50,000	51,125
Science Applications
International Corp., 6.250%, 7/1/2012	20,000	20,407
Sempra Energy,
7.950%, 3/1/2010	25,000	26,448
Simon Property Group LP,
5.100%, 6/15/2015	25,000	23,802
SLM Corp.,
3.950%, 8/15/2008	50,000	48,722
Sovereign Bank,
5.125%, 3/15/2013	25,000	24,142
Sprint Capital Corp.,
6.125%, 11/15/2008	100,000	100,599
Sprint Capital Corp.,
7.625%, 1/30/2011	100,000	105,293
Sprint Nextel Corp.,
6.000%, 12/1/2016	25,000	23,758
Target Corp. Note,
5.875%, 3/1/2012	50,000	50,846
Telefonica Emisiones SAU,
5.984%, 6/20/2011	50,000	50,504

Teva Pharmaceutical Finance
LLC, 5.550%, 2/1/2016	10,000	9,598
Teva Pharmaceutical Finance
LLC, 6.150%, 2/1/2036	10,000	9,378
[1]Time Warner Cable, Inc.,
5.850%, 5/1/2017	50,000	48,722
Time Warner Entertainment Co.
LP, 7.250%, 9/1/2008	100,000	101,850
Time Warner, Inc.,
5.875%, 11/15/2016	25,000	24,358
Time Warner, Inc.,
7.700%, 5/1/2032	50,000	54,223
Transatlantic Holdings, Inc.,
5.750%, 12/14/2015	20,000	19,536
TransCanada Pipelines Ltd.,
9.875%, 1/1/2021	25,000	32,960
Travelers Cos, Inc.,
5.500%,12/1/2015	25,000	24,320
Tyco International Group SA,
6.000%, 11/15/2013	25,000	25,705
UnitedHealth Group, Inc.,
5.250%, 3/15/2011	50,000	49,514
Vale Overseas Ltd.,
6.875%,11/21/2036	25,000	25,192
Valero Energy Corp.,
7.500%, 4/15/2032	25,000	27,382
Verizon, New England, Inc.,
6.500%, 9/15/2011	30,000	30,819
Verizon Communications, Inc.,
5.550%, 2/15/2016	50,000	48,795
Verizon Global Funding Corp.,
5.850%, 9/15/2035	10,000	9,202
Verizon Global Funding Corp.,
7.750%, 12/1/2030	25,000	28,084
Viacom, Inc. Senior Note,
5.750%, 4/30/2011	100,000	99,940
Virginia Electric and Power
Co., 5.400%, 1/15/2016	50,000	48,310
Vodafone Group PLC,
6.150%, 2/27/2037	25,000	23,333
Vornado Realty LP,
5.600%, 2/15/2011	25,000	24,885
Wachovia Bank NA,
4.875%, 2/1/2015	50,000	47,305
Wal-Mart Stores, Inc.,
4.125%, 7/1/2010	50,000	48,427
Wal-Mart Stores, Inc.,
5.250%, 9/1/2035	25,000	21,929

14	AARP PORTFOLIOS 2007 ANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

June 30, 2007

Portfolio of investments

	Par amount	Value

Corporate Bonds (continued)

Washington Mutual Bank,
5.500%, 1/15/2013	$100,000	$97,840
Waste Management, Inc.,
6.375%, 11/15/2012	25,000	25,597
Wells Fargo Bank NA,
5.750%, 5/16/2016	100,000	99,998
Western Union Co.,
5.400%, 11/17/2011	50,000	49,376
Western Union Co.,
5.930%, 10/1/2016	35,000	34,207
Weyerhaeuser Co.,
7.375%, 3/15/2032	50,000	50,867
Willis North America, Inc.,
5.625%, 7/15/2015	25,000	23,315
Wyeth, 5.500%, 2/15/2016	25,000	24,388

Wyeth, 7.250%, 3/1/2023	25,000	27,456

Xerox Corp.,
5.500%, 5/15/2012	50,000	49,193
XTO Energy, Inc.,
6.100%, 4/1/2036	25,000	23,533

Total Corporate Bonds—
(Identified Cost $8,577,517)		8,420,702

International Debt–3.9%
Abbey National PLC,
7.950%, 10/26/2029	25,000	30,115
African Development Bank,
3.250%, 8/1/2008	50,000	49,043
Alcan, Inc.,
5.200%, 1/15/2014	50,000	47,611
America Movil SA de CV,
5.750%, 1/15/2015	15,000	14,872
British Telecommunications
PLC, 8.625%, 12/15/2010	50,000	54,679
British Telecommunications
PLC, 9.125%, 12/15/2030	25,000	32,811
Canadian National Railway
Co., 6.200%, 6/1/2036	25,000	24,479
Deutsche Telekom
International Finance BV, 8.250%, 6/15/2030	25,000	30,049
Diageo Finance BV,
5.300%, 10/28/2015	50,000	48,052

Eksportfinans ASA,
5.000%, 2/14/2012	100,000	99,003
European Investment Bank,
4.125%, 9/15/2010	50,000	48,625
European Investment Bank,
4.500%, 2/17/2009	50,000	49,547
European Investment Bank,
4.625%, 5/15/2014	100,000	96,320
European Investment Bank,
4.875%, 2/16/2016	50,000	48,476
Export-Import Bank of Korea
(KEXIM), 5.125%, 2/14/2011	25,000	24,643
France Telecom SA,
7.750%, 3/1/2011	100,000	106,923
HSBC Holdings PLC,
6.500%, 5/2/2036	25,000	25,776
Hydro Quebec,
6.300%, 5/11/2011	25,000	25,836
International Bank for Reconstruction & Development,
7.625%, 1/19/2023	25,000	30,557
Israel Government
International Bond, 5.500%, 11/9/2016	25,000	24,392
Italy Government International
Bond, 5.625%, 6/15/2012	100,000	101,134
Italy, Republic of,
6.875%, 9/27/2023	25,000	27,916
Landwirtschaftliche
Rentenbank, 4.875%, 2/14/2011	100,000	98,799
Mexico Government
International Bond, 6.625%, 3/3/2015	25,000	26,338
Mexico Government
International Bond, 6.750%, 9/27/2034	20,000	21,380
Mexico Government
International Bond, 8.300%, 8/15/2031	50,000	62,800
Nexen, Inc.,
5.875%, 3/10/2035	25,000	22,508
Oesterreichische
Kontrollbank AG, 4.875%, 2/16/2016	100,000	96,483
Province of Nova Scotia
Canada, 5.125%, 1/26/2017	50,000	48,836

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2007 ANNUAL REPORT	15

Portfolio of investments

	Par amount	Value

International Debt (continued)

Province of Ontario Canada,
5.000%, 10/18/2011	$100,000	$99,100
Province of Quebec
Canada, 4.600%, 5/26/2015	50,000	47,239
Province of Quebec
Canada, 7.500%, 9/15/2029	10,000	12,137
Region of Lombardy Italy,
5.804%, 10/25/2032	50,000	49,317
Republic of Korea,
4.875%, 9/22/2014	25,000	23,963
Royal Bank of Canada,
3.875%, 5/4/2009	30,000	29,280
Royal Bank of Scotland
Group PLC, 7.648%, 8/31/2049	25,000	27,954
Svensk Exportkredit AB,
4.625%, 2/17/2009	50,000	49,485
Telecom Italia Capital SA,
6.375%, 11/15/2033	50,000	47,243
Vodafone Group PLC,
7.875%, 2/15/2030	25,000	28,053
Weatherford International
Ltd., 5.500%, 2/15/2016	25,000	23,932

Total International Debt–
(Identified Cost $1,885,044)		1,855,706

Mortgage-Backed Securities–37.4%
Federal National Mortgage
Association 15 YR, 4.500%	150,000	142,359
Federal National Mortgage
Association 30 YR, 5.000% – 7.000%	950,000	924,765
Federal National Mortgage
Association, 4.000% –6.500%, 8/1/2019 –3/1/2037	10,100,018	9,837,910
Federal Home Loan
Mortgage Corporation, 5.688%, 4/1/2037	98,814	98,471
Federal Home Loan
Mortgage Corporation, 4.500% – 7.000%, 5/1/2020 – 11/1/2036	4,884,042	4,725,230

Federal Home Loan
Mortgage Corporation GOLD 15 YR, 5.000%	250,000	241,601
Federal Home Loan
Mortgage Corporation GOLD 30 YR, 5.000% –5.500%	400,000	380,250
Government National
Mortgage Association 30 YR, 5.500% – 6.000%	350,000	342,008
Government National
Mortgage Association, 4.500% – 6.500%, 4/15/2036 – 3/15/2037	1,216,812	1,183,476

Total Mortgage-Backed
Securities–(Identified Cost $18,119,510)		17,876,070

U.S. Treasury–23.7%
U.S. Treasury Bonds–7.2%
4.500%, 2/15/2036	125,000	113,223

4.750%, 2/15/2037	50,000	47,160

5.250%, 2/15/2029	40,000	40,288

6.125%, 8/15/2029	190,000	213,186

6.250%, 8/15/2023	125,000	138,838

6.250%, 5/15/2030	50,000	57,164

6.375%, 8/15/2027	120,000	137,213

6.750%, 8/15/2026	160,000	189,350

6.875%, 8/15/2025	200,000	238,328

7.125%, 2/15/2023	140,000	168,109

7.250%, 5/15/2016	100,000	115,602

7.500%, 11/15/2016	200,000	235,922

8.000%, 11/15/2021	270,000	345,537

8.500%, 2/15/2020	130,000	169,711

8.750%, 5/15/2017	215,000	275,536

8.750%, 8/15/2020	80,000	106,863

8.875%, 8/15/2017	150,000	194,367

8.875%, 2/15/2019	230,000	304,247

9.125%, 5/15/2018	120,000	159,731

9.250%, 2/15/2016	135,000	174,424

Total		3,424,799

U.S. Treasury Notes–16.5%
3.125%, 9/15/2008	200,000	195,750

3.125%, 4/15/2009	225,000	218,320

16	AARP PORTFOLIOS 2007 ANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

June 30, 2007

Portfolio of investments

	Par amount	Value

U.S. Treasury (continued)
U.S. Treasury Notes (continued)

3.625%, 1/15/2010	$280,000	$271,688

3.875%, 5/15/2009	400,000	392,813

3.875%, 2/15/2013	225,000	213,767

4.000%, 4/15/2010	200,000	195,453

4.000%, 2/15/2014	140,000	132,574

4.000%, 2/15/2015	800,000	749,375

4.250%, 1/15/2011	975,000	954,739

4.250%, 8/15/2014	100,000	95,688

4.375%, 11/15/2008	825,000	818,491

4.375%, 12/15/2010	175,000	172,197

4.500%, 2/15/2009	50,000	49,668

4.500%, 3/31/2009	200,000	198,609

4.500%, 4/30/2009	275,000	273,217

4.500%, 2/28/2011	100,000	98,672

4.500%, 9/30/2011	100,000	98,391

4.500%, 3/31/2012	350,000	343,711

4.500%, 4/30/2012	150,000	147,258

4.625%, 12/31/2011	500,000	493,946

4.625%, 11/15/2016	100,000	96,945

4.750%, 3/31/2011	200,000	198,953

4.875%, 1/31/2009	400,000	399,594

4.875%, 5/15/2009	350,000	349,945

4.875%, 4/30/2011	250,000	249,707

4.875%, 5/31/2011	100,000	99,883

5.125%, 6/30/2011	250,000	251,973

5.125%, 5/15/2016	100,000	100,594

6.000%, 8/15/2009	35,000	35,768

Total		7,897,689

Total U.S. Treasury–
(Identified Cost $11,436,970)		11,322,488

U.S. Government Agencies–10.3%
Federal Farm Credit Bank,
4.750%, 5/7/2010	50,000	49,441
Federal Farm Credit Bank,
4.875%, 1/17/2017	100,000	95,863
Federal Farm Credit Bank,
5.125%, 8/25/2016	25,000	24,528

Federal Farm Credit Bank,
5.250%, 8/3/2009	50,000	49,945
Federal Farm Credit Bank,
5.375%, 7/18/2011	100,000	100,532
Federal Home Loan Bank,
5.480%, 9/29/2008	16,667	16,666
Federal Home Loan Bank of
Chicago, 5.625%, 6/13/2016	50,000	49,900
Federal Home Loan Bank
System, 4.625%, 11/21/2008	550,000	545,613
Federal Home Loan Bank
System, 4.750%, 4/24/2009	100,000	99,274
Federal Home Loan Bank
System, 4.875%, 11/19/2008	50,000	49,766
Federal Home Loan Bank
System, 4.875%, 11/18/2011	200,000	197,174
Federal Home Loan Bank
System, 5.000%, 7/9/2008	200,000	199,484
Federal Home Loan Bank
System, 5.000%, 10/16/2009	50,000	49,728
Federal Home Loan Bank
System, 5.125%, 8/14/2013	50,000	49,449
Federal Home Loan Bank
System, 5.250%, 6/5/2017	50,000	49,263
Federal Home Loan Bank
System, 5.330%, 3/6/2012	100,000	99,427
Federal Home Loan Bank
System, 5.375%, 7/17/2009	100,000	100,434
Federal Home Loan Bank
System, 5.500%, 5/21/2009	100,000	100,000
Federal Home Loan Bank
System, 5.500%, 5/14/2010	100,000	99,899
Federal Home Loan Bank
System, 5.500%, 7/15/2036	25,000	24,659
Federal Home Loan Bank
System, 5.550%, 10/19/2009	100,000	100,010
Federal Home Loan Bank
System, 5.625%, 5/8/2012	50,000	49,819
Federal Home Loan Bank
System, 5.700%, 5/7/2012	50,000	49,867
Federal Home Loan
Mortgage Corp., 4.750%, 3/5/2012	100,000	97,962
Federal Home Loan Mortgage
Corp., 4.750%, 11/17/2015	200,000	191,316
Federal Home Loan Mortgage
Corp., 4.875%, 2/17/2009	100,000	99,481
Federal Home Loan Mortgage
Corp., 4.875%, 11/15/2013	50,000	48,769

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2007 ANNUAL REPORT	17

Portfolio of investments

	Par amount	Value

U.S. Government Agencies (continued)

Federal Home Loan Mortgage
Corp., 5.000%, 2/16/2017	$100,000	$96,748
Federal Home Loan Mortgage
Corp., 5.250%, 2/24/2011	50,000	49,788
Federal Home Loan Mortgage
Corp., 5.250%, 4/18/2016	100,000	98,834
Federal Home Loan Mortgage
Corp., 5.550%, 4/16/2012	50,000	49,744
Federal Home Loan Mortgage
Corp., 5.900%, 6/15/2022	50,000	49,619
Federal Home Loan Mortgage
Corp., 6.000%, 7/6/2017	25,000	24,958
Federal Home Loan Mortgage
Corp., 6.000%, 10/20/2021	25,000	24,797
Federal Home Loan Mortgage
Corp., 6.250%, 7/15/2032	30,000	32,629
Federal Home Loan Mortgage
Corp., 6.750%, 3/15/2031	25,000	28,701
Federal National Mortgage
Association, 3.250%, 2/15/2009	150,000	145,493
Federal National Mortgage
Association, 4.375%, 10/15/2015	75,000	70,262
Federal National Mortgage
Association, 4.625%, 10/15/2013	50,000	48,106
Federal National Mortgage
Association, 4.750%, 12/15/2010	550,000	542,681
Federal National Mortgage
Association, 4.875%, 5/18/2012	50,000	49,161
Federal National Mortgage
Association, 5.000%, 3/15/2016	75,000	72,864
Federal National Mortgage
Association, 5.200%, 11/20/2009	100,000	99,764
Federal National Mortgage
Association, 5.250%, 1/29/2009	100,000	99,915

Federal National Mortgage
Association, 5.500%, 1/23/2012	50,000	49,928
Federal National Mortgage
Association, 5.550%, 2/16/2017	50,000	49,278
Federal National Mortgage
Association, 5.625%, 5/19/2011	50,000	50,040
Federal National Mortgage
Association, 5.800%, 2/9/2026	25,000	24,475
Federal National Mortgage
Association, 6.000%, 5/15/2011	100,000	102,719
Federal National Mortgage
Association, 6.000%, 9/26/2013	25,000	24,978
Federal National Mortgage
Association, 6.000%, 2/28/2017	50,000	49,602
Federal National Mortgage
Association, 6.070%, 5/12/2016	50,000	50,137
Federal National Mortgage
Association, 6.250%, 2/1/2011	50,000	51,718
Federal National Mortgage
Association, 7.125%, 1/15/2030	75,000	89,523
Federal National Mortgage
Association, 7.250%, 5/15/2030	35,000	42,386
Tennessee Valley Authority,
6.150%, 1/15/2038	25,000	27,046
Tennessee Valley Authority,
6.750%, 11/1/2025	25,000	28,420

Total U.S. Government
Agencies–(Identified Cost $4,968,605)		4,912,583

Commercial Mortgage-Backed Securities–4.9%
Banc of America Commercial
Mortgage, Inc., 5.118%, 7/11/2043	60,000	58,812
Banc of America Commercial
Mortgage, Inc., 5.356%, 10/10/2045	100,000	96,527
Banc of America Commercial
Mortgage, Inc., 5.400%, 10/10/2045	20,000	19,680

18	AARP PORTFOLIOS 2007 ANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

June 30, 2007

Portfolio of investments

	Par amount	Value

Commercial Mortgage-Backed Securities (continued)
Bear Stearns Commercial
Mortgage Securities, 4.740%, 3/13/2040	$40,000	$38,169
Bear Stearns Commercial
Mortgage Securities, 4.978%, 7/11/2042	200,000	191,039
Bear Stearns Commercial
Mortgage Securities, 5.405%, 12/11/2040	50,000	48,706
Bear Stearns Commercial
Mortgage Securities, 7.080%, 7/15/2031	49,766	50,898
Chase Commercial Mortgage
Securities Corp., 7.319%, 10/15/2032	25,000	26,099
Citigroup Commercial
Mortgage Trust, 5.915%, 3/15/2049	25,000	24,423
Citigroup/Deutsche Bank
Commercial Mortgage Trust, 5.400%, 7/15/2044	50,000	48,164
Credit Suisse Mortgage
Capital Certificates, 6.022%, 6/15/2038	100,000	100,308
CS First Boston Mortgage
Securities Corp., 4.730%, 7/15/2037	20,000	18,593
CS First Boston Mortgage
Securities Corp., 5.230%, 12/15/2040	50,000	48,079
CS First Boston Mortgage
Securities Corp., 5.416%, 5/15/2036	35,000	34,323
CS First Boston Mortgage
Securities Corp., 6.387%, 8/15/2036	25,000	25,646
CS First Boston Mortgage
Securities Corp., 6.480%, 5/17/2040	8,025	8,082
DLJ Commercial Mortgage
Corp., 6.240%, 11/12/2031	48,388	48,706
G.E. Capital Commercial
Mortgage Corp., 5.189%, 7/10/2039	150,000	145,164

GMAC Commercial
Mortgage Securities, Inc., 6.465%, 4/15/2034	25,000	25,679
GMAC Commercial
Mortgage Securities, Inc., 6.957%, 9/15/2035	20,000	20,809
Greenwich Capital
Commercial Funding Corp., 5.224%, 4/10/2037	15,000	14,453
GS Mortgage Securities
Corp. II, 4.761%, 7/10/2039	15,000	14,032
GS Mortgage Securities
Corp. II, 5.396%, 8/10/2038	100,000	97,910
JP Morgan Chase
Commercial Mortgage Corp., Series 2006-LDP6 Class A4, 5.475%, 4/15/2043	100,000	97,454
JP Morgan Chase
Commercial Mortgage Securities Corp., Series 2005-LDP3 Class A4A, 4.936%, 8/15/2042	50,000	47,181
JP Morgan Chase Commercial
Mortgage Securities Corp., Series 2003-CB7, Class A4, 4.879%, 1/12/2038	20,000	19,134
JP Morgan Chase Commercial
Mortgage Securities Corp., Series 2005-LDP3, Class A3, 4.959%, 8/15/2042	35,000	33,827
JP Morgan Chase Commercial
Mortgage Securities Corp., Series 2005-LDP4, Class AM, 5.000%, 10/15/2042	15,000	14,181
JP Morgan Chase Commercial
Mortgage Securities Corp., Series 2005-LDP4, Class A4, 5.038%, 3/15/2046	20,000	19,075
LB-UBS Commercial Mortgage
Trust, 4.361%, 1/15/2029	50,000	47,176
LB-UBS Commercial Mortgage
Trust, 5.018%, 2/15/2031	39,174	38,906
LB-UBS Commercial Mortgage
Trust, 5.084%, 2/15/2031	25,000	24,684
LB-UBS Commercial
Mortgage Trust, 5.139%, 2/15/2031	20,000	19,438
LB-UBS Commercial
Mortgage Trust, 5.207%, 2/15/2031	20,000	19,550

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2007 ANNUAL REPORT	19

Portfolio of investments

	Par amount	Value

Commercial Mortgage-Backed Securities (continued)
LB-UBS Commercial
Mortgage Trust, 5.430%, 2/15/2040	$100,000	$96,740
Merrill Lynch Mortgage Trust,
5.417%, 11/12/2037	50,000	48,398
Morgan Stanley Capital I,
5.373%, 11/14/2042	25,000	24,123
Morgan Stanley Capital I,
5.514%, 11/12/2049	100,000	97,471
Morgan Stanley Capital I,
7.060%, 6/3/2030	150,000	151,928
PG&E Energy Recovery
Funding LLC, 5.030%, 3/25/2014	50,000	49,557
Salomon Brothers Mortgage
Securities VII, 7.455%, 7/18/2033	22,639	23,530
Wachovia Bank Commercial
Mortgage Trust, 4.516%, 5/15/2044	15,000	14,592
Wachovia Bank Commercial
Mortgage Trust, 5.203%, 1/15/2045	81,419	80,984
Wachovia Bank Commercial
Mortgage Trust, 5.308%, 11/15/2048	75,000	71,872
Wachovia Bank Commercial
Mortgage Trust, 5.416%, 1/15/2045	50,000	49,728
Wachovia Bank Commercial
Mortgage Trust, 5.515%, 1/15/2045	50,000	48,552

Total Commercial
Mortgage-Backed Securities–(Identified Cost $2,392,477)		2,342,382

Municipal Bonds–0.1%
State of Illinois Taxable
Pension, 5.100%, 6/1/2033	25,000	22,654
State of Illinois, 4.950%,
6/1/2023	25,000	23,184

Total Municipal Bonds–
(Identified Cost $48,551)		45,838

Commercial Paper–2.5%
Giro Balanced Funding,
5.300%, 7/12/2007	600,000	599,028
Nieuw Amsterdam Receivables,
5.300%, 7/12/2007	600,000	599,028

Total Commercial Paper–
(At Amortized Cost)		1,198,056

	Shares

Mutual Fund–1.6%
AIM Prime Fund (At Net Asset
Value)	751,572	751,572

Total Investments–102.9%
(Identified Cost $49,819,300)		49,162,560

Other Assets & Liabilities–Net–(2.9)%		(1,402,750)

Total Net Assets–100.0%		$47,759,810

[1]

Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. This security may only be sold to qualified institutional investors and is determined to be liquid under criteria established by the Portfolio’s Board of Trustees. At June 30, 2007, these securities amounted to $145,768 which represents 0.3% of total net assets.

  See Notes to Financial Statements.

20	AARP PORTFOLIOS 2007 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio

June 30, 2007

Portfolio of investments

	Shares	Value

Common Stocks–98.4%
Consumer Discretionary–11.7%
[1]99 Cents Only Stores	200	$2,622

Aaron Rents, Inc.	121	3,533

Abercrombie & Fitch Co.	214	15,618

1ACCO Brands Corp.	160	3,688

Advance Auto Parts, Inc.	308	12,483

[1]Aeropostale, Inc.	170	7,086

1AFC Enterprises, Inc.	100	1,729

[1]Aftermarket Technology
Corp.	100	2,968
[1]Amazon.com, Inc.	857	58,627

Ambassadors Group, Inc.	100	3,553

American Axle & Manufacturing
Holdings, Inc.	200	5,924
American Eagle Outfitters, Inc.	484	12,419

American Greetings Corp.	100	2,833

Ameristar Casinos, Inc.	158	5,489

Andersons, Inc.	100	4,533

[1]AnnTaylor Stores Corp.	169	5,986

Applebees International, Inc.	210	5,061

[1]aQuantive, Inc.	170	10,846

ArvinMeritor, Inc.	200	4,440

Asbury Automotive Group, Inc.	100	2,495

Autoliv, Inc.	200	11,374

[1]AutoNation, Inc.	363	8,146

[1]AutoZone, Inc.	130	17,761

[1]Avis Budget Group, Inc.	288	8,188

[1]Bare Escentuals, Inc.	100	3,415

Barnes & Noble, Inc.	126	4,847

[1]Beacon Roofing Supply, Inc.	75	1,274

Beazer Homes USA, Inc.	88	2,171

Bebe Stores, Inc.	100	1,601

[1]Bed Bath & Beyond, Inc.	779	28,036

Belo Corp.	250	5,148

Best Buy Co., Inc.	1,118	52,177

Big 5 Sporting Goods Corp.	100	2,550

[1]Big Lots, Inc.	270	7,943

1BJ’s Wholesale Club, Inc.	153	5,513

Black & Decker Corp.	187	16,514

[1]Blockbuster, Inc.	300	1,293

[1]Blue Nile, Inc.	100	6,040

Blyth, Inc.	100	2,658

Bob Evans Farms, Inc.	90	3,317

Borders Group, Inc.	100	1,906

BorgWarner, Inc.	140	12,046

Boyd Gaming Corp.	158	7,772

[1]Brightpoint, Inc.	105	1,448

Brinker International, Inc.	285	8,342

[1]Brocade Communications
Systems, Inc.	1,195	9,345
Brown Shoe Co., Inc.	130	3,162

Brunswick Corp.	199	6,493

Buckle, Inc.	100	3,940

Building Material Holding Corp.	40	568

Burger King Holdings, Inc.	100	2,634

[1]Cabela’s, Inc.	94	2,080

[1]Cablevision Systems Corp.	646	23,379

[1]California Pizza Kitchen, Inc.	150	3,222

Callaway Golf Co.	120	2,137

[1]Carmax, Inc.	612	15,606

Carnival Corp.	1,154	56,281

[1]Carter’s, Inc.	160	4,150

Catalina Marketing Corp.	70	2,205

Cato Corp.	100	2,194

CBRL Group, Inc.	107	4,545

CBS Corp.	1,857	61,875

CDW Corp.	167	14,190

1CEC Entertainment, Inc.	50	1,760

Centex Corp.	335	13,434

[1]Champion Enterprises, Inc.	110	1,081

[1]Charlotte Russe Holding, Inc.	100	2,687

[1]Charming Shoppes, Inc.	250	2,708

[1]Charter Communications, Inc.	1,200	4,860

[1]Cheesecake Factory, Inc.	170	4,168

[1]Chico’s FAS, Inc.	499	12,146

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2007 ANNUAL REPORT	21

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
[1]Childrens Place Retail Stores,
Inc.	130	$6,713
[1]Chipotle Mexican Grill, Inc.–
Class A	42	3,582
[1]Chipotle Mexican Grill, Inc.–
Class B	100	7,863
Choice Hotels International, Inc.	100	3,952

Christopher & Banks Corp.	100	1,715

Circuit City Stores, Inc.	400	6,032

Citadel Broadcasting Corp.	395	2,548

CKE Restaurants, Inc.	200	4,014

Clear Channel
Communications, Inc.	1,312	49,620
[1]Coach, Inc.	993	47,058

[1]Coldwater Creek, Inc.	175	4,065

Columbia Sportswear Co.	55	3,777

[1]Comcast Corp. Class A	5,295	148,895

[1]Comcast Corp. Special
Class A	2,860	79,966
Cooper Tire & Rubber Co.	110	3,038

[1]Copart, Inc.	200	6,118

Costco Wholesale Corp.	1,224	71,629

1CROCS, Inc.	200	8,606

1CSK Auto Corp.	100	1,840

1CTC Media, Inc.	100	2,714

Darden Restaurants, Inc.	422	18,564

[1]Deckers Outdoor Corp.	37	3,733

[1]Dick’s Sporting Goods, Inc.	93	5,410

Dillard’s, Inc.	143	5,138

1DIRECTV Group, Inc.	1,776	41,043

[1]Dolby Laboratories, Inc.	100	3,541

Dollar General Corp.	789	17,295

[1]Dollar Tree Stores, Inc.	270	11,759

Domino’s Pizza, Inc.	152	2,777

Dow Jones & Co., Inc.	179	10,284

DR Horton, Inc.	777	15,486

[1]DreamWorks Animation SKG,
Inc.	160	4,614
[1]Dress Barn, Inc.	80	1,642

1DSW, Inc.	100	3,482

Eastman Kodak Co.	728	20,260

[1]EchoStar Communications Corp.	531	23,029

Entercom Communications
Corp.	60	1,493
[1]Entravision Communications
Corp.	200	2,086
Ethan Allen Interiors, Inc.	50	1,713

EW Scripps Co.	260	11,879

[1]Expedia, Inc.	604	17,691

Family Dollar Stores, Inc.	384	13,179

Federal Signal Corp.	100	1,586

Finish Line, Inc.	80	729

[1]Fleetwood Enterprises, Inc.	200	1,810

Foot Locker, Inc.	404	8,807

Ford Motor Co.	4,872	45,894

Fortune Brands, Inc.	409	33,689

[1]Fossil, Inc.	80	2,359

Fred’s, Inc.	100	1,338

Furniture Brands International,
Inc.	80	1,136
[1]GameStop Corp. Class A	420	16,422

Gannett Co., Inc.	668	36,707

Gap, Inc.	1,494	28,535

Garmin Ltd.	365	26,999

[1]Gaylord Entertainment Co.	94	5,042

[1]Gemstar-TV Guide International,
Inc.	1,116	5,491
General Motors Corp.	1,203	45,473

[1]Genesco, Inc.	40	2,092

Gentex Corp.	373	7,344

[1]Getty Images, Inc.	201	9,610

[1]Goodyear Tire & Rubber Co.	480	16,685

Group 1 Automotive, Inc.	100	4,034

Guess?, Inc.	156	7,494

[1]Guitar Center, Inc.	81	4,845

[1]Gymboree Corp.	124	4,887

22	AARP PORTFOLIOS 2007 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2007

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
[1]Hanesbrands, Inc.	278	$7,514

Harley-Davidson, Inc.	728	43,396

Harman International Industries,
Inc.	169	19,739
Harrah’s Entertainment, Inc.	478	40,754

Harte-Hanks, Inc.	80	2,054

Hasbro, Inc.	413	12,972

Hearst-Argyle Television, Inc.	87	2,097

[1]Helen of Troy Ltd.	100	2,700

[1]Hertz Global Holdings, Inc.	400	10,628

[1]Hibbett Sports, Inc.	60	1,643

Hilton Hotels Corp.	1,038	34,742

HNI Corp.	108	4,428

Home Depot, Inc.	5,489	215,992

[1]Hot Topic, Inc.	200	2,174

[1]Hovnanian Enterprises, Inc.	96	1,587

Idearc, Inc.	400	14,132

IHOP Corp.	30	1,633

[1]Insight Enterprises, Inc.	80	1,806

Interactive Data Corp.	70	1,875

Interface, Inc.	100	1,886

[1]Interline Brands, Inc.	100	2,608

International Game Technology	900	35,730

International Speedway Corp.	150	7,907

[1]Interpublic Group of Cos, Inc.	1,160	13,224

[1]inVentiv Health, Inc.	100	3,661

1J Crew Group, Inc.	100	5,409

[1]Jack in the Box, Inc.	81	5,746

[1]Jakks Pacific, Inc.	100	2,814

JCPenney Co., Inc.	569	41,184

1Jo-Ann Stores, Inc.	100	2,843

John Wiley & Sons, Inc.	170	8,209

Johnson Controls, Inc.	515	59,622

Jones Apparel Group, Inc.	322	9,097

[1]Jos. A. Bank Clothiers, Inc.	100	4,147

Journal Communications, Inc.	200	2,602

K-Swiss, Inc.	50	1,417

1K2, Inc.	200	3,038

KB Home	174	6,850

Kellwood Co.	103	2,896

[1]Keystone Automotive Industries,
Inc.	100	4,137
Kimball International, Inc.	100	1,401

Knoll, Inc.	106	2,374

[1]Kohl’s Corp.	802	56,966

[1]Krispy Kreme Doughnuts, Inc.	200	1,852

La-Z-Boy, Inc.	200	2,292

Lamar Advertising Co.	184	11,548

Lancaster Colony Corp.	60	2,513

Landry’s Restaurants, Inc.	100	3,026

[1]Las Vegas Sands Corp.	263	20,091

[1]Lear Corp.	140	4,985

Lee Enterprises, Inc.	80	1,669

Leggett & Platt, Inc.	444	9,790

Lennar Corp.	393	14,368

[1]Liberty Global, Inc.	485	19,061

[1]Liberty Media Holding Corp.–
Capital	330	38,834
[1]Liberty Media Holding Corp.–
Interactive	1,604	35,817
[1]Life Time Fitness, Inc.	100	5,323

Limited Brands, Inc.	987	27,093

[1]Lions Gate Entertainment Corp.	400	4,412

[1]Live Nation, Inc.	151	3,379

Liz Claiborne, Inc.	302	11,265

1LKQ Corp.	146	3,600

[1]Lodgenet Entertainment Corp.	100	3,206

Lowe’s Cos, Inc.	3,920	120,305

1M&F Worldwide Corp.	50	3,329

[1]Macrovision Corp.	90	2,705

Macy’s, Inc.	1,456	57,920

Marriott International, Inc.	915	39,565

[1]Marvel Entertainment, Inc.	200	5,096

Mattel, Inc.	1,026	25,948

Matthews International Corp.	60	2,617

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2007 ANNUAL REPORT	23

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
McClatchy Co.	116	$2,936

McDonald’s Corp.	3,299	167,457

McGraw-Hill Cos, Inc.	959	65,289

MDC Holdings, Inc.	100	4,836

Media General, Inc.	40	1,331

[1]Mediacom Communications
Corp.	200	1,938
Men’s Wearhouse, Inc.	160	8,171

Meredith Corp.	89	5,482

[1]Meritage Homes Corp.	30	803

1MGM Mirage	350	28,868

Modine Manufacturing Co.	60	1,356

[1]Mohawk Industries, Inc.	147	14,816

[1]Morgans Hotel Group Co.	100	2,438

Movado Group, Inc.	100	3,374

[1]Move, Inc.	300	1,344

Nautilus, Inc.	100	1,204

[1]NetFlix, Inc.	160	3,102

New York Times Co.	401	10,185

Newell Rubbermaid, Inc.	758	22,308

News Corp. Class A	4,986	105,753

News Corp. Class B	1,403	32,185

Nike, Inc.	960	55,958

Nordstrom, Inc.	531	27,145

[1]NutriSystem, Inc.	111	7,752

1NVR, Inc.	10	6,798

O’Charley’s, Inc.	100	2,016

1O’Reilly Automotive, Inc.	313	11,440

Oakley, Inc.	100	2,840

[1]Office Depot, Inc.	791	23,967

OfficeMax, Inc.	190	7,467

Omnicom Group, Inc.	882	46,675

Orient-Express Hotels Ltd.	116	6,194

Oxford Industries, Inc.	42	1,862

[1]Pacific Sunwear of California,
Inc.	190	4,180
[1]Panera Bread Co.	73	3,362

[1]Papa John’s International, Inc.	60	1,726

[1]Payless ShoeSource, Inc.	180	5,679

[1]Penn National Gaming, Inc.	190	11,417

Penske Automotive Group, Inc.	154	3,279

PEP Boys-Manny Moe & Jack	100	2,016

Petsmart, Inc.	374	12,136

1PF Chang’s China Bistro, Inc.	40	1,408

Phillips-Van Heusen, Corp.	139	8,419

Pier 1 Imports, Inc.	300	2,547

[1]Pinnacle Entertainment, Inc.	170	4,786

Polaris Industries, Inc.	160	8,666

Polo Ralph Lauren Corp.	147	14,422

Pool Corp.	180	7,025

[1]Priceline.com, Inc.	100	6,874

Pulte Homes, Inc.	548	12,303

[1]Quiksilver, Inc.	250	3,533

[1]Radio One, Inc.	300	2,118

RadioShack Corp.	340	11,268

[1]Rare Hospitality International,
Inc.	70	1,874
1RC2 Corp.	100	4,001

[1]Red Robin Gourmet Burgers,
Inc.	41	1,655
Regal Entertainment Group	180	3,947

Regis Corp.	160	6,120

[1]Rent-A-Center, Inc.	200	5,246

[1]Retail Ventures, Inc.	100	1,613

1RH Donnelley Corp.	183	13,868

Ross Stores, Inc.	380	11,704

Royal Caribbean Cruises Ltd.	385	16,547

Ruby Tuesday, Inc.	200	5,266

Ryland Group, Inc.	106	3,961

Saks, Inc.	353	7,537

[1]Scholastic Corp.	70	2,516

[1]School Specialty, Inc.	40	1,418

[1]Scientific Games Corp.	180	6,291

Sealy Corp.	100	1,652

24	AARP PORTFOLIOS 2007 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2007

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
[1]Sears Holdings Corp.	226	$38,307

[1]Select Comfort Corp.	75	1,217

Sherwin-Williams Co.	321	21,337

[1]Shuffle Master, Inc.	60	996

Sinclair Broadcast Group, Inc.	200	2,844

[1]Sirius Satellite Radio, Inc.	3,947	11,920

[1]Six Flags, Inc.	300	1,827

[1]Skechers U.S.A., Inc.	100	2,920

Snap-On, Inc.	129	6,516

Sonic Automotive, Inc.	100	2,897

[1]Sonic Corp.	136	3,008

Speedway Motorsports, Inc.	100	3,998

Stage Stores, Inc.	90	1,886

Standard-Pacific Corp.	183	3,208

Stanley Works	190	11,533

Staples, Inc.	1,956	46,416

[1]Starbucks Corp.	2,006	52,637

Starwood Hotels & Resorts
Worldwide, Inc.	589	39,504
Station Casinos, Inc.	118	10,242

Steven Madden Ltd.	54	1,769

Stride Rite Corp.	100	2,026

Superior Industries
International, Inc.	100	2,176
Talbots, Inc.	100	2,503

Target Corp.	2,239	142,400

Tempur-Pedic International, Inc.	100	2,590

[1]Tenneco, Inc.	80	2,803

[1]Texas Roadhouse, Inc.	152	1,944

Thor Industries, Inc.	150	6,771

Tiffany & Co.	336	17,828

Tim Hortons, Inc.	500	15,375

[1]Timberland Co.	170	4,282

Time Warner, Inc.	10,272	216,123

1TiVo, Inc.	300	1,737

TJX Cos, Inc.	1,220	33,550

[1]Toll Brothers, Inc.	322	8,044

Toro Co.	100	5,889

[1]Tractor Supply Co.	79	4,112

Triarc Cos, Inc. Class A	150	2,381

Triarc Cos, Inc. Class B	200	3,140

Tribune Co.	237	6,968

1TRW Automotive Holdings
Corp.	160	5,893
Tupperware Brands Corp.	180	5,173

[1]Tween Brands, Inc.	150	6,690

[1]Under Armour, Inc.	122	5,569

UniFirst Corp.	100	4,405

[1]United Rentals, Inc.	190	6,183

[1]Urban Outfitters, Inc.	326	7,834

[1]Vail Resorts, Inc.	78	4,748

VF Corp.	236	21,613

[1]Viacom, Inc.	1,672	69,605

Virgin Media, Inc.	769	18,741

[1]Visteon Corp.	210	1,701

Wabtec Corp.	170	6,210

Wal-Mart Stores, Inc.	6,764	325,416

Walt Disney Co.	5,247	179,133

[1]Warnaco Group, Inc.	80	3,147

Warner Music Group Corp.	80	1,156

Washington Post Co.	14	10,865

1WCI Communities, Inc.	50	834

Wendy’s International, Inc.	222	8,159

1WESCO International, Inc.	114	6,891

Westwood One, Inc.	130	935

Whirlpool Corp.	208	23,130

Williams-Sonoma, Inc.	288	9,095

Winnebago Industries, Inc.	40	1,181

1WMS Industries, Inc.	150	4,329

Wolverine World Wide, Inc.	100	2,771

[1]Wyndham Worldwide Corp.	577	20,922

Wynn Resorts Ltd.	138	12,377

1XM Satellite Radio Holdings,
Inc.	612	7,203

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2007 ANNUAL REPORT	25

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
Yum! Brands, Inc.	1,384	$45,284

[1]Zale Corp.	170	4,048

[1]Zumiez, Inc.	100	3,778

Total Consumer Discretionary		5,352,670

Consumer Staples–7.1%
Alberto-Culver Co.	190	4,507

[1]Alliance One International, Inc.	300	3,015

Altria Group, Inc.	5,706	400,219

Anheuser-Busch Cos, Inc.	2,074	108,180

Archer-Daniels-Midland Co.	1,617	53,507

Avon Products, Inc.	1,216	44,688

Brown-Forman Corp.	200	14,616

Bunge Ltd.	303	25,603

Campbell Soup Co.	647	25,110

Casey’s General Stores, Inc.	80	2,181

[1]Central European Distribution
Corp.	100	3,462
[1]Central Garden and Pet Co.	40	490

[1]Central Garden and Pet Co.,
Class A (Non-voting)	80	938
[1]Chattem, Inc.	51	3,232

Chiquita Brands International,
Inc.	70	1,327
Church & Dwight Co., Inc.	232	11,243

Clorox Co.	413	25,647

Coca-Cola Co.	5,615	293,721

Coca-Cola Enterprises, Inc.	671	16,104

Colgate-Palmolive Co.	1,375	89,169

ConAgra Foods, Inc.	1,343	36,073

[1]Constellation Brands, Inc.	510	12,383

Corn Products International,	251	11,408
Inc.

CVS Corp.	4,131	150,575

Dean Foods Co.	344	10,963

Del Monte Foods Co.	560	6,810

[1]Elizabeth Arden, Inc.	100	2,426

Estee Lauder Cos, Inc.	330	15,018

Flowers Foods, Inc.	170	5,671

General Mills, Inc.	929	54,272

[1]Great Atlantic & Pacific Tea Co.	100	3,354

[1]Hain Celestial Group, Inc.	80	2,171

[1]Hansen Natural Corp.	152	6,533

Herbalife Ltd.	150	5,947

Hershey Co.	497	25,158

HJ Heinz Co.	889	42,201

Hormel Foods Corp.	189	7,059

Ingles Markets, Inc.	100	3,445

J&J Snack Foods Corp.	100	3,774

JM Smucker Co.	128	8,148

Kellogg Co.	753	38,998

Kimberly-Clark Corp.	1,235	82,609

Kraft Foods, Inc.	4,408	155,382

Kroger Co.	1,828	51,422

Lance, Inc.	100	2,356

Loews Corp.–Carolina Group	270	20,863

Longs Drug Stores Corp.	140	7,353

McCormick & Co., Inc.	333	12,714

Molson Coors Brewing Co.	188	17,382

Nash Finch Co.	100	4,950

1NBTY, Inc.	190	8,208

Nu Skin Enterprises, Inc.	100	1,650

[1]Pantry, Inc.	30	1,383

Pepsi Bottling Group, Inc.	360	12,125

PepsiAmericas, Inc.	200	4,912

PepsiCo, Inc.	4,397	285,145

[1]Performance Food Group Co.	70	2,274

Pilgrim’s Pride Corp.	152	5,802

[1]Playtex Products, Inc.	100	1,481

Procter & Gamble Co.	8,565	524,092

[1]Ralcorp Holdings, Inc.	50	2,673

Reddy Ice Holdings, Inc.	100	2,852

[1]Rite Aid Corp.	1,450	9,251

Ruddick Corp.	100	3,012

26	AARP PORTFOLIOS 2007 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2007

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Staples (continued)
Safeway, Inc.	1,202	$40,904

[1]Sally Beauty Holdings, Inc.	190	1,710

Sanderson Farms, Inc.	100	4,502

Sara Lee Corp.	1,927	33,530

Seaboard Corp.	1	2,345

Sensient Technologies Corp.	161	4,088

[1]Smithfield Foods, Inc.	259	7,975

[1]Steiner Leisure Ltd.	100	4,912

SUPERVALU, Inc.	564	26,124

Sysco Corp.	1,679	55,390

[1]Terra Industries, Inc.	261	6,635

Tootsie Roll Industries, Inc.	103	2,854

[1]TreeHouse Foods, Inc.	100	2,661

Tyson Foods, Inc.	730	16,819

[1]United Natural Foods, Inc.	60	1,595

Universal Corp.	50	3,046

UST, Inc.	483	25,942

Vector Group Ltd.	100	2,253

Walgreen Co.	2,692	117,210

WD-40 Co.	100	3,287

Whole Foods Market, Inc.	389	14,899

[1]Winn-Dixie Stores, Inc.	300	8,790

Wm. Wrigley Jr Co.	502	27,766

Total Consumer Staples		3,214,474

Energy–9.8%
Anadarko Petroleum Corp.	1,187	61,712

Apache Corp.	878	71,636

[1]Arena Resources, Inc.	100	5,811

Atlas America, Inc.	67	3,600

1ATP Oil & Gas Corp.	48	2,335

[1]Atwood Oceanics, Inc.	88	6,039

Baker Hughes, Inc.	870	73,193

Berry Petroleum Co.	60	2,261

[1]Bill Barrett Corp.	40	1,473

BJ Services Co.	815	23,179

Cabot Oil & Gas Corp.	300	11,064

[1]Cameron International Corp.	321	22,942

CARBO Ceramics, Inc.	30	1,314

[1]Carrizo Oil & Gas, Inc.	100	4,147

[1]Cheniere Energy, Inc.	160	6,206

Chesapeake Energy Corp.	1,150	39,790

Chevron Corp.	5,854	493,141

Cimarex Energy Co.	259	10,207

1CNX Gas Corp.	100	3,060

[1]Complete Production Services,
Inc.	100	2,585
[1]Comstock Resources, Inc.	160	4,795

ConocoPhillips	4,250	333,625

[1]Core Laboratories NV	50	5,085

Crosstex Energy, Inc.	119	3,419

[1]Delta Petroleum Corp.	200	4,016

[1]Denbury Resources, Inc.	318	11,925

Devon Energy Corp.	1,118	87,528

Diamond Offshore Drilling, Inc.	164	16,656

[1]Dresser-Rand Group, Inc.	205	8,098

[1]Dril-Quip, Inc.	80	3,596

El Paso Corp.	1,806	31,117

[1]Encore Acquisition Co.	160	4,448

[1]Energy Partners Ltd.	87	1,452

ENSCO International, Inc.	423	25,807

EOG Resources, Inc.	652	47,635

Equitable Resources, Inc.	315	15,611

[1]Evergreen Energy, Inc.	90	543

1EXCO Resources, Inc.	200	3,488

Exxon Mobil Corp.	15,500	1,300,140

1FMC Technologies, Inc.	165	13,071

[1]Forest Oil Corp.	261	11,030

Frontier Oil Corp.	353	15,451

General Maritime Corp.	40	1,071

[1]Global Industries Ltd.	230	6,169

GlobalSantaFe Corp.	605	43,711

[1]Grant Prideco, Inc.	350	18,840

[1]Grey Wolf, Inc.	540	4,450

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2007 ANNUAL REPORT	27

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Energy (continued)
[1]Gulfmark Offshore, Inc.	100	$5,122

Halliburton Co.	2,491	85,939

[1]Hanover Compressor Co.	220	5,247

[1]Helix Energy Solutions Group,
Inc.	197	7,862
Helmerich & Payne, Inc.	300	10,626

[1]Hercules Offshore, Inc.	61	1,975

Hess Corp.	742	43,748

Holly Corp.	111	8,235

[1]Hornbeck Offshore Services, Inc.	100	3,876

[1]Input/Output, Inc.	200	3,122

Lufkin Industries, Inc.	56	3,615

Marathon Oil Corp.	1,950	116,922

[1]Mariner Energy Inc	300	7,275

[1]Matrix Service Co.	100	2,485

Murphy Oil Corp.	447	26,570

[1]Nabors Industries Ltd.	802	26,771

1NATCO Group, Inc.	100	4,604

[1]National Oilwell Varco, Inc.	471	49,097

[1]Newfield Exploration Co.	391	17,810

[1]Newpark Resources, Inc.	300	2,325

Noble Corp.	371	36,180

Noble Energy, Inc.	476	29,698

Occidental Petroleum Corp.	2,263	130,982

[1]Oceaneering International, Inc.	180	9,475

[1]Oil States International, Inc.	123	5,085

[1]Pacific Ethanol, Inc.	100	1,320

[1]Parallel Petroleum Corp.	82	1,796

[1]Parker Drilling Co.	170	1,792

Patterson-UTI Energy, Inc.	370	9,698

Penn Virginia Corp.	60	2,412

[1]Petroleum Development Corp.	50	2,374

[1]PetroQuest Energy, Inc.	200	2,908

[1]Pioneer Drilling Co.	171	2,550

Pioneer Natural Resources Co.	350	17,049

[1]Plains Exploration & Production
Co.	175	8,367
Pogo Producing Co.	222	11,275

[1]Pride International, Inc.	459	17,194

[1]Quicksilver Resources, Inc.	150	6,687

Range Resources Corp.	352	13,168

[1]Rosetta Resources, Inc.	100	2,154

Rowan Cos, Inc.	299	12,253

RPC, Inc.	100	1,704

Schlumberger Ltd.	3,204	272,148

1SEACOR Holdings, Inc.	44	4,108

Smith International, Inc.	537	31,490

St. Mary Land & Exploration Co.	116	4,248

[1]Stone Energy Corp.	40	1,370

Sunoco, Inc.	333	26,533

[1]Superior Energy Services	200	7,984

[1]Swift Energy Co.	140	5,986

Tesoro Corp.	346	19,774

[1]Tetra Technologies, Inc.	220	6,204

Tidewater, Inc.	147	10,419

1TODCO	138	6,515

[1]Transocean, Inc.	779	82,558

[1]Trico Marine Services, Inc.	100	4,088

[1]Ultra Petroleum Corp.	419	23,146

[1]Unit Corp.	112	7,046

[1]Universal Compression Holdings,
Inc.	93	6,740
Valero Energy Corp.	1,615	119,284

W&T Offshore, Inc.	113	3,163

1W-H Energy Services, Inc.	60	3,715

[1]Warren Resources, Inc.	200	2,336

[1]Weatherford International Ltd.	927	51,207

Western Refining, Inc.	100	5,780

[1]Whiting Petroleum Corp.	150	6,078

[1]Willbros Group, Inc.	100	2,968

Williams Cos, Inc.	1,646	52,047

XTO Energy, Inc.	984	59,138

Total Energy		4,453,892

28	AARP PORTFOLIOS 2007 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2007

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials–20.5%

21st Century Insurance Group	100	$2,186

[2]Acadia Realty Trust	100	2,595

[1]Accredited Home Lenders
Holding Co.	30	410
ACE Ltd.	930	58,144

Advanta Corp.	81	2,522

[1]Affiliated Managers Group, Inc.	75	9,657

Aflac, Inc.	1,378	70,829

AG Edwards, Inc.	184	15,557

Alabama National BanCorp.	50	3,092

[2]Alexandria Real Estate Equities,
Inc.	64	6,196
Alfa Corp.	100	1,557

[1]Alleghany Corp.	11	4,472

Allied Capital Corp.	450	13,932

Allied World Assurance Holdings
Ltd.	100	5,125
Allstate Corp.	1,562	96,079

2AMB Property Corp.	293	15,593

AMBAC Financial Group, Inc.	289	25,198

AMCORE Financial, Inc.	110	3,189

[2]American Campus Communities,
Inc.	100	2,829
American Capital Strategies Ltd.	502	21,345

American Equity Investment Life
Holding Co.	200	2,416
American Express Co.	2,876	175,954

American Financial Group, Inc.	218	7,445

[2]American Financial Realty Trust	300	3,096

[2]American Home Mortgage
Investment Corp.	160	2,941
American International Group,
Inc.	5,934	415,558
[1]AmeriCredit Corp.	264	7,009

Ameriprise Financial, Inc.	628	39,922

Anchor BanCorp Wisconsin, Inc.	100	2,619

Annaly Mortgage Management,
Inc.	670	9,661
[2]Anthracite Capital, Inc.	200	2,340

AON Corp.	764	32,554

[2]Apartment Investment &
Management Co.	313	15,781
Apollo Investment Corp.	292	6,284

[2]Arbor Realty Trust, Inc.	130	3,355

[1]Arch Capital Group Ltd.	105	7,617

[2]Archstone-Smith Trust	560	33,102

Ares Capital Corp.	126	2,123

Argonaut Group, Inc.	70	2,185

Arthur J Gallagher & Co.	233	6,496

[2]Ashford Hospitality Trust, Inc.	200	2,352

Aspen Insurance Holdings Ltd.	200	5,614

Associated Banc-Corp	300	9,810

Assurant, Inc.	250	14,730

Assured Guaranty Ltd.	190	5,616

Astoria Financial Corp.	240	6,010

[2]AvalonBay Communities, Inc.	218	25,916

Axis Capital Holdings Ltd.	358	14,553

BancorpSouth, Inc.	132	3,229

Bank Mutual Corp.	200	2,306

Bank of America Corp.	11,996	586,484

Bank of Hawaii Corp.	200	10,328

Bank of New York Co., Inc.	2,057	85,242

BankAtlantic Bancorp, Inc.	200	1,722

[1]Bankrate, Inc	100	4,792

BankUnited Financial Corp.	126	2,529

Banner Corp.	21	715

BB&T Corp.	1,524	61,996

Bear Stearns Cos, Inc.	296	41,440

[1]Berkshire Hathaway, Inc.	34	122,570

[2]BioMed Realty Trust, Inc.	210	5,275

BOK Financial Corp.	40	2,137

Boston Private Financial
Holdings, Inc.	60	1,612
[2]Boston Properties, Inc.	300	30,639

[2]Brandywine Realty Trust	240	6,859

2BRE Properties, Inc.	200	11,858

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2007 ANNUAL REPORT	29

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
Broadridge Financial Solutions,
Inc.	344	$6,577
Brookdale Senior Living, Inc.	104	4,739

Brookline Bancorp, Inc.	190	2,187

Brown & Brown, Inc.	324	8,145

Calamos Asset Management,
Inc.	76	1,942
[2]Camden Property Trust	130	8,706

Capital One Financial Corp.	1,123	88,088

[2]Capital Trust, Inc.	10	341

CapitalSource, Inc.	346	8,508

Capitol Bancorp Ltd.	100	2,733

Capitol Federal Financial	60	2,215

Cascade Bancorp	100	2,314

Cash America International, Inc.	95	3,767

Cathay General Bancorp	100	3,354

1CB Richard Ellis Group, Inc.	521	19,016

2CBL & Associates Properties,
Inc.	134	4,831
1CBOT Holdings, Inc.	102	21,073

[2]Cedar Shopping Centers, Inc.	100	1,435

[1]Centennial Bank Holdings, Inc.	100	847

Central Pacific Financial Corp.	60	1,981

Charles Schwab Corp.	2,866	58,810

Chemical Financial Corp.	100	2,587

Chicago Mercantile Exchange
Holdings, Inc.	93	49,695
Chittenden Corp.	100	3,495

Chubb Corp.	1,098	59,446

Cincinnati Financial Corp.	437	18,966

CIT Group, Inc.	528	28,950

Citigroup, Inc.	13,245	679,336

Citizens Banking Corp.	207	3,788

City Holding Co.	100	3,833

City National Corp.	100	7,609

Cohen & Steers, Inc.	100	4,345

Colonial BancGroup, Inc.	434	10,837

[2]Colonial Properties Trust	163	5,941

Columbia Banking System, Inc.	100	2,925

Comerica, Inc.	416	24,740

Commerce Bancorp, Inc.	432	15,980

Commerce Bancshares, Inc.	205	9,286

Commerce Group, Inc.	200	6,944

Community Bank System, Inc.	90	1,802

Community Banks, Inc.	100	3,222

Community Trust Bancorp, Inc.	80	2,584

Compass Bancshares, Inc.	324	22,350

[1]CompuCredit Corp.	100	3,502

[1]Conseco, Inc.	429	8,962

[2]Corporate Office Properties
Trust SBI MD	170	6,972
[1]Corrections Corp. of America	159	10,034

Corus Bankshares, Inc.	60	1,036

Countrywide Financial Corp.	1,606	58,378

[2]Cousins Properties, Inc.	90	2,611

[2]Crescent Real Estate Equities Co.	243	5,453

Crystal River Capital, Inc.	100	2,428

Cullen/Frost Bankers, Inc.	202	10,801

CVB Financial Corp.	137	1,523

DCT Industrial Trust, Inc.	400	4,304

[2]Deerfield Triarc Capital Group	100	1,463

Delphi Financial Group	175	7,318

[2]Developers Diversified Realty
Corp.	264	13,915
[2]DiamondRock Hospitality Co.	200	3,816

[2]Digital Realty Trust, Inc.	100	3,768

Dime Community Bancshares	180	2,374

[1]Doral Financial Corp.	140	165

Douglas Emmett, Inc.	200	4,948

Downey Financial Corp.	30	1,979

[2]Duke Realty Corp.	351	12,520

1E*Trade Financial Corp.	1,109	24,498

East West Bancorp, Inc.	182	7,076

[2]EastGroup Properties, Inc.	80	3,506

Eaton Vance Corp.	374	16,523

30	AARP PORTFOLIOS 2007 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2007

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
Endurance Specialty Holdings
Ltd.	128	$5,125
[2]Entertainment Properties Trust	60	3,227

[2]Equity Inns, Inc.	180	4,032

[2]Equity Lifestyle Properties, Inc.	50	2,610

[2]Equity One, Inc.	90	2,300

[2]Equity Residential	800	36,504

Erie Indemnity Co.	108	5,836

[2]Essex Property Trust, Inc.	49	5,699

[1]Euronet Worldwide, Inc.	88	2,566

Everest Re Group Ltd.	173	18,795

[2]Extra Space Storage, Inc.	180	2,970

1EZCORP, Inc.	100	1,324

Fannie Mae	2,600	169,858

FBL Financial Group, Inc.	100	3,932

[2]Federal Realty Investment Trust	126	9,735

Federated Investors, Inc.	221	8,471

[2]FelCor Lodging Trust, Inc.	140	3,644

Fidelity National Financial, Inc.	549	13,011

Fidelity National Information
Services, Inc.	540	29,311
Fifth Third Bancorp	1,379	54,843

Financial Federal Corp.	75	2,237

First American Corp.	265	13,117

First BanCorp	120	1,319

[1]First Cash Financial Services,
Inc.	100	2,344
First Charter Corp.	100	1,947

First Citizens BancShares, Inc.	10	1,944

First Commonwealth Financial
Corp.	206	2,250
First Community Bancorp, Inc.	50	2,861

First Financial Bankshares, Inc.	100	3,881

First Financial Corp.	40	1,174

First Financial Holdings, Inc.	100	3,271

First Horizon National Corp.	332	12,948

[2]First Industrial Realty Trust, Inc.	171	6,628

First Marblehead Corp.	175	6,762

First Merchants Corp.	130	3,124

First Midwest Bancorp, Inc.	90	3,196

First Niagara Financial Group, Inc.	200	2,620

[2]First Potomac Realty Trust	100	2,329

First Republic Bank	60	3,220

[1]FirstFed Financial Corp.	30	1,702

FirstMerit Corp.	219	4,584

FNB Corp.	150	2,511

Forest City Enterprises, Inc.	145	8,915

Franklin Resources, Inc.	483	63,983

[2]Franklin Street Properties Corp.	80	1,323

Freddie Mac	1,835	111,384

Fremont General Corp.	80	861

[2]Friedman, Billings, Ramsey
Group, Inc.	200	1,092
Frontier Financial Corp.	120	2,704

Fulton Financial Corp.	525	7,570

GAMCO Investors, Inc.	60	3,363

[2]General Growth Properties, Inc.	575	30,446

Genworth Financial, Inc.	1,228	42,243

[2]Getty Realty Corp.	120	3,154

1GFI Group, Inc.	64	4,639

Glacier Bancorp, Inc.	90	1,832

[2]Glimcher Realty Trust	100	2,500

2GMH Communities Trust	170	1,647

Goldman Sachs Group, Inc.	1,000	216,750

[2]Gramercy Capital Corp.	100	2,754

Greater Bay Bancorp	100	2,784

Greenhill & Co., Inc.	56	3,848

Hancock Holding Co.	60	2,253

Hanmi Financial Corp.	100	1,706

Hanover Insurance Group, Inc.	116	5,660

Hartford Financial Services Group,
Inc.	842	82,945
HCC Insurance Holdings, Inc.	330	11,025

[2]Health Care Property Investors,
Inc.	496	14,349

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2007 ANNUAL REPORT	31

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
[2]Health Care REIT, Inc.	236	$9,525

[2]Healthcare Realty Trust, Inc.	175	4,861

[1]HealthExtras, Inc.	70	2,071

[2]Highland Hospitality Corp.	200	3,840

[2]Highwoods Properties, Inc.	190	7,125

Hilb, Rogal & Hobbs Co.	150	6,429

[2]Home Properties, Inc.	60	3,116

Horace Mann Educators Corp.	120	2,549

[2]Hospitality Properties Trust	278	11,534

[2]Host Hotels & Resorts, Inc.	1,390	32,137

2HRPT Properties Trust	504	5,242

Hudson City Bancorp, Inc.	1,334	16,301

Huntington Bancshares, Inc.	591	13,439

IBERIABANK Corp.	60	2,967

2IMPAC Mortgage Holdings, Inc.	200	922

Independent Bank Corp.	90	2,659

IndyMac Bancorp, Inc.	236	6,884

Infinity Property & Casualty Corp.	50	2,537

[2]Inland Real Estate Corp.	150	2,547

[2]Innkeepers USA Trust	200	3,546

Integra Bank Corp	33	709

[1]IntercontinentalExchange, Inc.	98	14,489

International Bancshares Corp.	99	2,536

International Securities
Exchange, Inc.	153	9,999
[1]Investment Technology Group,
Inc.	89	3,856
[1]Investors Bancorp, Inc.	200	2,686

Investors Financial Services
Corp.	154	9,497
[2]Investors Real Estate Trust	94	971

IPC Holdings Ltd.	180	5,812

[2]iStar Financial, Inc.	369	16,358

Jackson Hewitt Tax Service,
Inc.	60	1,687

Janus Capital Group, Inc.	500	13,920

Jefferies Group, Inc.	256	6,907

Jones Lang LaSalle, Inc.	104	11,804

JPMorgan Chase & Co.	9,312	451,166

KeyCorp	1,113	38,209

[2]Kilroy Realty Corp.	70	4,959

[2]Kimco Realty Corp.	574	21,852

2KKR Financial Corp.	200	4,982

[1]Knight Capital Group, Inc.	270	4,482

LandAmerica Financial Group, Inc.	30	2,895

2LaSalle Hotel Properties	80	3,474

Legg Mason, Inc.	337	33,154

Lehman Brothers Holdings, Inc.	1,193	88,902

Leucadia National Corp.	480	16,920

[2]Lexington Corporate Properties
Trust	130	2,704
[2]Liberty Property Trust	300	13,179

Lincoln National Corp.	757	53,709

Loews Corp.	1,057	53,886

2LTC Properties, Inc.	100	2,275

M&T Bank Corp.	166	17,745

[2]Macerich Co.	191	15,742

[2]Mack-Cali Realty Corp.	188	8,176

MAF Bancorp, Inc.	70	3,798

[2]Maguire Properties, Inc.	80	2,746

[1]Markel Corp.	26	12,599

Marsh & McLennan Cos, Inc.	1,445	44,622

Marshall & Ilsley Corp.	646	30,769

Max Capital Group, Ltd.	80	2,264

MB Financial, Inc.	100	3,474

MBIA, Inc.	427	26,568

MCG Capital Corp.	100	1,602

[2]Medical Properties Trust, Inc.	100	1,323

Mellon Financial Corp.	1,090	47,960

Mercury General Corp.	56	3,086

Merrill Lynch & Co., Inc.	2,250	188,055

MetLife, Inc.	2,055	132,506

2MFA Mortgage Investments, Inc.	360	2,621

MGIC Investment Corp.	190	10,803

32	AARP PORTFOLIOS 2007 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2007

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
[2]Mid-America Apartment
Communities, Inc.	70	$3,674
Montpelier Re Holdings Ltd.	310	5,747

Moody’s Corp.	677	42,109

Morgan Stanley	2,595	217,669

[1]Morningstar, Inc.	100	4,702

Municipal Mortgage & Equity
LLC	100	2,438
1NASDAQ Stock Market, Inc.	248	7,368

National City Corp.	1,600	53,312

National Financial Partners Corp.	150	6,946

[2]National Health Investors, Inc.	100	3,172

National Penn Bancshares, Inc.	103	1,718

[2]National Retail Properties, Inc.	170	3,716

Nationwide Financial Services,
Inc.	127	8,029
[2]Nationwide Health Properties,
Inc.	230	6,256
[1]Navigators Group, Inc.	100	5,390

NBT Bancorp, Inc.	85	1,918

New York Community Bancorp,
Inc.	694	11,812
NewAlliance Bancshares, Inc.	200	2,944

[2]Newcastle Investment Corp.	100	2,507

Northern Trust Corp.	582	37,388

[2]NorthStar Realty Finance Corp.	100	1,251

Northwest Bancorp, Inc.	100	2,614

[2]Novastar Financial, Inc.	50	349

Nuveen Investments, Inc.	180	11,187

Nymex Holdings, Inc.	200	25,126

NYSE Euronext	361	26,577

[1]Ocwen Financial Corp.	100	1,333

Odyssey Re Holdings Corp.	100	4,289

Ohio Casualty Corp.	197	8,532

Old National Bancorp	128	2,126

Old Republic International Corp.	538	11,438

[2]Omega Healthcare Investors, Inc.	249	3,942

OneBeacon Insurance Group Ltd.	100	2,533

optionsXpress Holdings, Inc.	100	2,566

Pacific Capital Bancorp	100	2,698

Park National Corp.	20	1,696

[2]Parkway Properties, Inc.	45	2,161

PartnerRe Ltd.	165	12,787

[2]Pennsylvania Real Estate
Investment Trust	160	7,093
People’s United Financial, Inc.	796	14,113

PFF Bancorp, Inc.	54	1,508

[1]Philadelphia Consolidated
Holding Co.	187	7,817
Phoenix Cos, Inc.	280	4,203

[1]Piper Jaffray Cos.	40	2,229

Platinum Underwriters Holdings
Ltd.	180	6,255
[2]Plum Creek Timber Co., Inc.	484	20,163

PMI Group, Inc.	270	12,061

PNC Financial Services Group,
Inc.	960	68,717
Popular, Inc.	648	10,413

Portfolio Recovery Associates, Inc.	47	2,821

[2]Post Properties, Inc.	172	8,966

Principal Financial Group, Inc.	705	41,094

PrivateBancorp, Inc.	44	1,267

[1]ProAssurance Corp.	50	2,784

Progressive Corp.	1,890	45,228

[2]Prologis	652	37,099

Prosperity Bancshares, Inc.	99	3,243

Protective Life Corp.	200	9,562

Provident Bankshares Corp.	80	2,622

Provident Financial Services, Inc.	150	2,364

Provident New York Bancorp	230	3,107

Prudential Financial, Inc.	1,283	124,746

2PS Business Parks, Inc.	74	4,689

[2]Public Storage, Inc.	354	27,194

Radian Group, Inc.	186	10,044

2RAIT Investment Trust	100	2,602

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2007 ANNUAL REPORT	33

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
[2]Ramco-Gershenson Properties
Trust	35	$1,258
Raymond James Financial, Inc.	218	6,736

[2]Realty Income Corp.	208	5,240

[2]Redwood Trust, Inc.	40	1,935

[2]Regency Centers Corp.	155	10,927

Regions Financial Corp.	1,928	63,817

Reinsurance Group of America,
Inc.	66	3,976
RenaissanceRe Holdings Ltd.	152	9,422

RLI Corp.	40	2,238

S&T Bancorp, Inc.	100	3,290

SAFECO Corp.	295	18,367

Safety Insurance Group, Inc.	100	4,140

Sandy Spring Bancorp, Inc.	90	2,830

[1]Scottish Re Group, Limited	100	489

Security Capital Assurance Ltd.	100	3,087

SEI Investments Co.	360	10,454

Selective Insurance Group	118	3,172

[2]Senior Housing Properties Trust	160	3,256

[1]Signature Bank	70	2,387

[2]Simon Property Group, Inc.	590	54,894

Sky Financial Group, Inc.	320	8,915

2SL Green Realty Corp.	140	17,345

SLM Corp.	1,165	67,081

South Financial Group, Inc.	207	4,686

Sovereign Bancorp, Inc.	1,004	21,225

[2]Sovran Self Storage, Inc.	70	3,371

[2]Spirit Finance Corp.	220	3,203

St Joe Co.	205	9,500

StanCorp Financial Group, Inc.	137	7,190

[3]State Street Corp.	887	60,671

Sterling Bancorp	120	1,924

Sterling Bancshares, Inc.	150	1,697

Sterling Financial Corp. (WA)	90	2,605

Sterling Financial Corp. (PA)	100	1,052

Stewart Information Services
Corp.	40	1,593
[2]Strategic Hotels & Resorts, Inc.	234	5,263

Student Loan Corp.	10	2,039

Suffolk Bancorp	90	2,873

[2]Sun Communities, Inc.	120	3,572

[2]Sunstone Hotel Investors, Inc.	190	5,394

SunTrust Banks, Inc.	896	76,823

Susquehanna Bancshares, Inc.	110	2,461

1SVB Financial Group	155	8,232

SWS Group, Inc.	100	2,162

Synovus Financial Corp.	722	22,165

T. Rowe Price Group, Inc.	708	36,738

[2]Tanger Factory Outlet Centers,
Inc.	90	3,371
[2]Taubman Centers, Inc.	110	5,457

TCF Financial Corp.	297	8,257

1TD Ameritrade Holding Corp.	866	17,320

[1]Texas Capital Bancshares, Inc.	100	2,235

[2]Thornburg Mortgage, Inc.	322	8,430

Tompkins Trustco, Inc.	77	2,880

Torchmark Corp.	261	17,487

Tower Group, Inc.	100	3,190

Transatlantic Holdings, Inc.	54	3,841

Travelers Cos., Inc.	1,860	99,510

[1]Triad Guaranty, Inc.	26	1,038

TrustCo Bank Corp. NY	240	2,371

Trustmark Corp.	100	2,586

2U-Store-It Trust	110	1,803

UCBH Holdings, Inc.	230	4,202

UMB Financial Corp.	80	2,950

Umpqua Holdings Corp.	190	4,467

Union Bankshares Corp.	90	2,088

UnionBanCal Corp.	136	8,119

[1]United America Indemnity Ltd.	100	2,487

United Bankshares, Inc.	80	2,544

United Community Banks, Inc.	80	2,071

34	AARP PORTFOLIOS 2007 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2007

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
United Dominion Realty Trust,
Inc.	400	$10,520

United Fire & Casualty Co.	100	3,538

Unitrin, Inc.	100	4,918

[1]Universal American Financial
Corp.	100	2,128
[2]Universal Health Realty Income
Trust	30	999

UnumProvident Corp.	953	24,883

[2]Urstadt Biddle Properties, Inc.	180	3,062

U.S. Bancorp	4,791	157,863

Valley National Bancorp	269	6,050

[2]Ventas, Inc.	332	12,035

[2]Vornado Realty Trust	363	39,872

W Holding Co., Inc.	200	528

Wachovia Corp.	5,166	264,757

Waddell & Reed Financial, Inc.	220	5,722

Walter Industries, Inc.	87	2,520

Washington Federal, Inc.	230	5,591

Washington Mutual, Inc.	2,569	109,542

[2]Washington Real Estate
Investment Trust	100	3,400
Washington Trust Bancorp, Inc.	110	2,773

Webster Financial Corp.	124	5,291

[2]Weingarten Realty Investors	195	8,014

Wells Fargo & Co.	8,640	303,869

WesBanco, Inc.	100	2,950

West Coast Bancorp	110	3,343

Westamerica BanCorp.	51	2,256

Western Union Co.	2,090	43,535

White Mountains Insurance
Group Ltd.	21	12,726
Whitney Holding Corp.	190	5,719

[1]Williams Scotsman
International, Inc.	100	2,381

Willis Group Holdings Ltd.	400	17,624

Wilmington Trust Corp.	230	9,547

Wintrust Financial Corp.	50	2,193

[1]World Acceptance Corp.	45	1,923

W.R. Berkley Corp.	451	14,676

XL Capital Ltd.	482	40,628

Zenith National Insurance Corp.	140	6,593

Zions BanCorp.	278	21,381

Total Financials		9,343,376

Health Care–11.1%
Abbott Laboratories	4,182	223,946

[1]Abraxis BioScience, Inc.	40	889

[1]Adams Respiratory Therapeutics,
Inc.	89	3,506
[1]Adolor Corp.	159	590

[1]Advanced Magnetics, Inc.	100	5,816

[1]Advanced Medical Optics, Inc.	139	4,848

[1]Advisory Board Co.	40	2,222

Aetna, Inc.	1,441	71,185

[1]Affymetrix, Inc.	193	4,804

[1]Alexion Pharmaceuticals, Inc.	80	3,605

[1]Align Technology, Inc.	100	2,416

[1]Alkermes, Inc.	310	4,526

Allergan, Inc.	840	48,418

[1]Alnylam Pharmaceuticals, Inc.	100	1,519

Alpharma, Inc.	150	3,901

[1]Amedisys, Inc.	133	4,832

[1]American Medical Systems
Holdings, Inc.	190	3,428
1AMERIGROUP Corp.	180	4,284

AmerisourceBergen Corp.	520	25,724

[1]Amgen, Inc.	3,178	175,712

1AMN Healthcare Services, Inc.	100	2,200

[1]Amsurg Corp.	100	2,414

[1]Amylin Pharmaceuticals, Inc.	326	13,418

Applera Corp.–Applied
Biosystems Group	500	15,270
[1]Applera Corp.–Celera
Genomics Group	160	1,984

[1]Apria Healthcare Group, Inc.	70	2,014

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2007 ANNUAL REPORT	35

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Health Care (continued)

[1]Arena Pharmaceuticals, Inc.	120	$1,319

Arrow International, Inc.	100	3,828

[1]Arthrocare Corp.	40	1,756

[1]Assisted Living Concepts, Inc.	200	2,130

[1]Atherogenics, Inc.	70	150

[1]Barr Pharmaceuticals, Inc.	318	15,973

Bausch & Lomb, Inc.	199	13,819

Baxter International, Inc.	1,742	98,144

Beckman Coulter, Inc.	170	10,996

Becton Dickinson & Co.	696	51,852

[1]Bio-Rad Laboratories, Inc.	30	2,267

[1]Biogen Idec, Inc.	950	50,825

[1]BioMarin Pharmaceuticals, Inc.	240	4,306

Biomet, Inc.	594	27,158

[1]Boston Scientific Corp.	3,421	52,478

Bristol-Myers Squibb Co.	5,469	172,602

Cardinal Health, Inc.	1,069	75,514

[1]Celgene Corp.	971	55,667

[1]Centene Corp.	60	1,285

[1]Cephalon, Inc.	148	11,898

[1]Cepheid, Inc.	200	2,920

[1]Charles River Laboratories
International, Inc.	238	12,286
Cigna Corp.	819	42,768

[1]Community Health Systems,
Inc.	279	11,286
[1]Conceptus, Inc.	100	1,937

1CONMED Corp.	100	2,928

Cooper Cos, Inc.	109	5,812

[1]Covance, Inc.	155	10,627

[1]Coventry Health Care, Inc.	425	24,501

C.R. Bard, Inc.	250	20,657

[1]Cross Country Healthcare, Inc.	100	1,668

[1]Cubist Pharmaceuticals, Inc.	170	3,351

1CV Therapeutics, Inc.	70	925

[1]Cytyc Corp.	358	15,433

Dade Behring Holdings, Inc.	279	14,820

1DaVita, Inc.	318	17,134

[1]Dendreon Corp.	255	1,805

Dentsply International, Inc.	360	13,774

[1]Digene Corp.	86	5,164

1DJO, Inc.	65	2,683

[1]Edwards Lifesciences Corp.	143	7,056

Eli Lilly & Co.	2,792	156,017

[1]Endo Pharmaceuticals Holdings, Inc.	326	11,159

[1]Exelixis, Inc.	150	1,815

[1]Express Scripts, Inc.	624	31,206

[1]Forest Laboratories, Inc.	886	40,446

[1]Foxhollow Technologies, Inc.	100	2,124

[1]Gen-Probe, Inc.	113	6,827

[1]Genentech, Inc.	1,289	97,526

[1]Genesis HealthCare Corp.	79	5,405

[1]Genzyme Corp.	674	43,406

[1]Geron Corp.	300	2,112

[1]Gilead Sciences, Inc.	2,520	97,700

[1]Haemonetics Corp.	40	2,104

Health Management Associates,
Inc.	599	6,805
[1]Health Net, Inc.	300	15,840

1HEALTHSOUTH Corp.	200	3,622

[1]HealthSpring, Inc.	100	1,906

[1]Healthways, Inc.	140	6,632

[1]Henry Schein, Inc.	264	14,106

Hillenbrand Industries, Inc.	134	8,710

1HLTH Corp.	417	5,842

[1]Hologic, Inc.	123	6,803

[1]Hospira, Inc.	415	16,202

[1]Human Genome Sciences, Inc.	270	2,408

[1]Humana, Inc.	421	25,643

1ICU Medical, Inc.	100	4,294

[1]Idexx Laboratories, Inc.	65	6,151

[1]Illumina, Inc.	120	4,871

1ImClone Systems, Inc.	160	5,658

[1]Immucor, Inc.	169	4,727

36	AARP PORTFOLIOS 2007 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2007

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Health Care (continued)
IMS Health, Inc.	532	$17,093

[1]Incyte Corp.	300	1,800

[1]Integra LifeSciences Holdings
Corp.	100	4,942
[1]InterMune, Inc.	100	2,594

[1]Intuitive Surgical, Inc.	85	11,795

Invacare Corp.	50	917

[1]Inverness Medical Innovations,
Inc.	107	5,459
[1]Invitrogen Corp.	109	8,039

[1]Isis Pharmaceuticals, Inc.	200	1,936

Johnson & Johnson	7,860	484,333

[1]Kindred Healthcare, Inc.	60	1,843

[1]Kinetic Concepts, Inc.	128	6,652

[1]King Pharmaceuticals, Inc.	660	13,504

1KV Pharmaceutical Co.	100	2,724

[1]Kyphon, Inc.	103	4,959

[1]Laboratory Corp. of America
Holdings	342	26,765

LCA-Vision, Inc.	30	1,418

[1]LifeCell Corp.	120	3,665

[1]LifePoint Hospitals, Inc.	118	4,564

Ligand Pharmaceuticals, Inc.	100	688

[1]Lincare Holdings, Inc.	293	11,676

[1]Magellan Health Services, Inc.	160	7,435

[1]MannKind Corp.	100	1,233

Manor Care, Inc.	208	13,580

[1]Martek Biosciences Corp.	60	1,558

[1]Matria Healthcare, Inc.	40	1,211

MAXIMUS, Inc.	100	4,338

McKesson Corp.	822	49,024

[1]Medarex, Inc.	250	3,573

[1]Medco Health Solutions, Inc.	777	60,598

[1]Medicines Co.	80	1,410

Medicis Pharmaceutical Corp.	170	5,192

Medtronic, Inc.	3,163	164,033

Mentor Corp.	78	3,173

Merck & Co., Inc.	5,829	290,284

Meridian Bioscience, Inc.	150	3,249

1MGI Pharma, Inc.	200	4,474

[1]Millennium Pharmaceuticals, Inc.	860	9,090

[1]Millipore Corp.	152	11,414

Mine Safety Appliances Co.	140	6,126

Mylan Laboratories, Inc.	666	12,115

[1]Myriad Genetics, Inc.	170	6,322

[1]Nektar Therapeutics	310	2,942

[1]Neurocrine Biosciences, Inc.	40	449

[1]Noven Pharmaceuticals, Inc.	100	2,345

1NuVasive, Inc.	100	2,701

[1]Nuvelo, Inc.	200	544

Omnicare, Inc.	365	13,162

[1]Omnicell, Inc.	100	2,078

[1]Onyx Pharmaceuticals, Inc.	150	4,035

[1]Orthofix International NV	30	1,349

1OSI Pharmaceuticals, Inc.	127	4,599

Owens & Minor, Inc.	160	5,590

[1]Palomar Medical Technologies,
Inc.	35	1,215
[1]Par Pharmaceutical Cos, Inc.	50	1,412

[1]Parexel International Corp.	66	2,776

[1]Patterson Cos, Inc.	304	11,330

1PDL BioPharma, Inc.	309	7,200

[1]Pediatrix Medical Group, Inc.	160	8,824

Perrigo Co.	220	4,308

Pfizer, Inc.	19,434	496,927

Pharmaceutical Product
Development, Inc.	306	11,711
[1]PharmaNet Development Group,
Inc.	100	3,188
[1]Pharmion Corp.	100	2,895

PolyMedica Corp.	100	4,085

[1]Progenics Pharmaceuticals,
Inc.	100	2,157

1PSS World Medical, Inc.	200	3,644

[1]Psychiatric Solutions, Inc.	160	5,802

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2007 ANNUAL REPORT	37

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Health Care (continued)
Quest Diagnostics, Inc.	450	$23,242

[1]Regeneron Pharmaceuticals,
Inc.	190	3,405

[1]ResMed, Inc.	180	7,427

[1]Respironics, Inc.	180	7,666

[1]Rigel Pharmaceuticals, Inc.	33	294

[1]Salix Pharmaceuticals Ltd.	80	984

[1]Savient Pharmaceuticals, Inc.	200	2,484

Schering-Plough Corp.	4,031	122,704

[1]Sciele Pharma, Inc.	100	2,356

[1]Sepracor, Inc.	339	13,906

Service Corp. International	670	8,563

[1]Sierra Health Services, Inc.	192	7,983

[1]Sirona Dental Systems, Inc.	100	3,783

[1]SonoSite, Inc.	100	3,143

1St. Jude Medical, Inc.	1,008	41,822

STERIS Corp.	190	5,814

Stewart Enterprises, Inc.	300	2,337

Stryker Corp.	823	51,923

[1]Sunrise Senior Living, Inc.	150	5,998

[1]SurModics, Inc.	100	5,000

[1]Symmetry Medical, Inc.	100	1,601

[1]Tanox, Inc.	100	1,941

[1]Techne Corp.	90	5,149

[1]Telik, Inc.	90	304

[1]Tenet Healthcare Corp.	1,191	7,753

[1]Theravance, Inc.	80	2,560

[1]Thoratec Corp.	70	1,287

[1]Triad Hospitals, Inc.	275	14,784

[1]United Therapeutics Corp.	30	1,913

UnitedHealth Group, Inc.	3,622	185,229

Universal Health Services, Inc.	111	6,826

Valeant Pharmaceuticals
International	211	3,522
[1]Varian Medical Systems, Inc.	371	15,771

1VCA Antech, Inc.	200	7,538

[1]Ventana Medical Systems, Inc.	100	7,727

[1]Vertex Pharmaceuticals, Inc.	354	10,110

[1]Viropharma, Inc.	180	2,484

[1]Warner Chilcott Ltd.	300	5,427

[1]Watson Pharmaceuticals, Inc.	267	8,686

[1]WellCare Health Plans, Inc.	75	6,788

[1]WellPoint, Inc.	1,650	131,719

West Pharmaceutical Services,
Inc.	100	4,715
[1]Wright Medical Group, Inc.	100	2,412

Wyeth	3,622	207,685

[1]XenoPort, Inc.	100	4,442

[1]Zimmer Holdings, Inc.	651	55,263

[1]ZymoGenetics, Inc.	100	1,461

Total Health Care		5,055,037

Industrials–12.2%
3M Co.	1,851	160,648

1AAR Corp.	60	1,981

ABM Industries, Inc.	90	2,323

Actuant Corp.	40	2,522

Acuity Brands, Inc.	105	6,329

Administaff, Inc.	30	1,005

Advance America, Cash
Advance Centers, Inc.	194	3,442
[1]Aeroflex, Inc.	250	3,543

1AGCO Corp.	246	10,679

Aircastle Ltd.	100	3,981

[1]AirTran Holdings, Inc.	200	2,184

[1]Alaska Air Group, Inc.	104	2,897

Albany International Corp.	40	1,618

Alexander & Baldwin, Inc.	160	8,498

[1]Alliance Data Systems Corp.	186	14,374

[1]Alliant Techsystems, Inc.	100	9,915

[1]Allied Waste Industries, Inc.	864	11,629

1AMERCO, Inc.	37	2,794

[1]American Commercial Lines,
Inc.	198	5,158
American Standard Cos, Inc.	474	27,957

Ametek, Inc.	270	10,714

38	AARP PORTFOLIOS 2007 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2007

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Industrials (continued)
1AMR Corp.	642	$16,917

A.O. Smith Corp.	100	3,989

Apogee Enterprises, Inc.	100	2,782

[1]Apollo Group, Inc.	382	22,320

Applied Industrial Technologies,
Inc.	90	2,655
Arbitron, Inc.	50	2,577

Arkansas Best Corp.	40	1,559

[1]Armor Holdings, Inc.	76	6,602

[1]Armstrong World Industries, Inc.	100	5,015

[1]Astec Industries, Inc.	100	4,222

[1]Atlas Air Worldwide Holdings, Inc.	46	2,711

Avery Dennison Corp.	300	19,944

Baldor Electric Co.	111	5,470

[1]Bally Technologies, Inc.	205	5,416

Barnes Group, Inc.	101	3,200

1BE Aerospace, Inc.	287	11,853

Belden CDT, Inc.	180	9,963

1BISYS Group, Inc.	360	4,259

[1]Blount International, Inc.	100	1,308

Boeing Co.	2,021	194,339

Bowne & Co., Inc.	100	1,951

Brady Corp.	160	5,942

Briggs & Stratton Corp.	170	5,365

[1]Bright Horizons Family
Solutions, Inc.	50	1,946
Brink’s Co.	140	8,665

[1]Bristow Group, Inc.	100	4,955

Bucyrus International, Inc.	145	10,263

Burlington Northern Santa Fe
Corp.	955	81,309
[1]Career Education Corp.	289	9,760

Carlisle Cos, Inc.	136	6,325

Caterpillar, Inc.	1,726	135,146

[1]Cenveo, Inc.	211	4,893

[1]Ceradyne, Inc.	77	5,695

[1]Ceridian Corp.	382	13,370

C.H. Robinson Worldwide, Inc.	469	24,632

[1]Chart Industries, Inc.	100	2,844

[1]CheckFree Corp.	247	9,929

Chemed Corp.	40	2,652

[1]ChoicePoint, Inc.	271	11,504

Cintas Corp.	413	16,285

CIRCOR International, Inc.	100	4,043

CLARCOR, Inc.	182	6,812

[1]Clean Harbors, Inc.	100	4,942

[1]Cogent, Inc.	60	881

[1]Coinstar, Inc.	70	2,204

Con-way, Inc.	117	5,878

[1]Consolidated Graphics, Inc.	55	3,810

[1]Continental Airlines, Inc.	200	6,774

[1]Convergys Corp.	370	8,969

Cooper Industries Ltd.	552	31,514

[1]Corinthian Colleges, Inc.	130	2,118

Corporate Executive Board Co.	90	5,842

1CoStar Group, Inc.	38	2,009

[1]Covanta Holding Corp.	325	8,011

Crane Co.	170	7,726

1CSG Systems International, Inc.	70	1,856

CSX Corp.	1,140	51,391

Cummins, Inc.	283	28,642

Curtiss-Wright Corp.	180	8,390

Danaher Corp.	645	48,697

Deere & Co.	617	74,497

Deluxe Corp.	110	4,467

DeVry, Inc.	180	6,124

[1]Dionex Corp.	40	2,840

[1]Discovery Holding Co.	681	15,656

[1]Dollar Financial Corp.	100	2,850

[1]Dollar Thrifty Automotive Group	40	1,634

[1]Domtar Corp.	1,381	15,412

Donaldson Co., Inc.	159	5,652

Dover Corp.	564	28,849

[1]Drew Industries, Inc.	100	3,314

DRS Technologies, Inc.	100	5,727

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2007 ANNUAL REPORT	39

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Industrials (continued)
1DST Systems, Inc.	125	$9,901

Dun & Bradstreet Corp.	147	15,138

[1]Dycom Industries, Inc.	70	2,099

Eagle Bulk Shipping, Inc.	100	2,241

Eaton Corp.	379	35,247

EDO Corp.	100	3,287

[1]eFunds Corp.	170	5,999

1EGL, Inc.	140	6,507

1EMCOR Group, Inc.	78	5,686

Emerson Electric Co.	2,146	100,433

[1]Energizer Holdings, Inc.	132	13,147

[1]Energy Conversion Devices, Inc.	100	3,082

Ennis, Inc.	100	2,352

1EnPro Industries, Inc.	100	4,279

Equifax, Inc.	450	19,989

1ESCO Technologies, Inc.	40	1,450

[1]Esterline Technologies Corp.	50	2,416

[1]Evergreen Solar, Inc.	200	1,860

Expeditors International
Washington, Inc.	572	23,624
FactSet Research Systems, Inc.	166	11,346

Fastenal Co.	381	15,949

FedEx Corp.	791	87,777

[1]Fiserv, Inc.	445	25,276

Florida East Coast Industries	91	7,551

Flowserve Corp.	166	11,886

Fluor Corp.	245	27,286

Forward Air Corp.	50	1,705

[1]Foster Wheeler Ltd.	182	19,472

Franklin Electric Co., Inc.	36	1,698

FreightCar America, Inc.	40	1,914

1FTI Consulting, Inc.	160	6,085

G&K Services, Inc.	56	2,213

[1]Gardner Denver, Inc.	180	7,659

GATX Corp.	175	8,619

Genco Shipping & Trading Ltd.	100	4,126

[1]GenCorp, Inc.	100	1,307

[1]General Cable Corp.	126	9,544

General Dynamics Corp.	908	71,024

General Electric Co.	27,746	1,062,117

[1]Genesee & Wyoming, Inc.	75	2,238

[1]Genlyte Group, Inc.	79	6,205

Genuine Parts Co.	429	21,278

[1]Geo Group, Inc.	124	3,608

[1]Global Cash Access Holdings,
Inc.	100	1,602
Global Payments, Inc.	236	9,357

[1]Goodman Global, Inc.	100	2,222

Goodrich Corp.	361	21,501

Graco, Inc.	190	7,653

Granite Construction, Inc.	77	4,942

[1]Griffon Corp.	100	2,178

H&R Block, Inc.	840	19,631

Harsco Corp.	280	14,560

[1]Headwaters, Inc.	50	864

Healthcare Services Group	100	2,950

Heartland Express, Inc.	120	1,956

[1]Heidrick & Struggles
International, Inc.	100	5,124
Herman Miller, Inc.	148	4,677

[1]Hewitt Associates, Inc.	243	7,776

[1]Hexcel Corp.	236	4,973

Honeywell International, Inc.	2,081	117,119

Horizon Lines, Inc.	100	3,276

1HUB Group, Inc.	158	5,555

Hubbell, Inc.	116	6,290

[1]Huron Consulting Group, Inc.	33	2,409

[1]Iconix Brand Group, Inc.	100	2,222

IDEX Corp.	178	6,860

1II-VI, Inc.	100	2,717

Illinois Tool Works, Inc.	1,285	69,634

[1]Infrasource Services, Inc.	100	3,710

Ingersoll-Rand Co. Ltd.	848	46,487

[1]Insituform Technologies, Inc.	100	2,181

[1]Intermec, Inc.	100	2,531

40	AARP PORTFOLIOS 2007 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2007

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Industrials (continued)
[1]Iron Mountain, Inc.	482	$12,595

1ITT Educational Services, Inc.	113	13,264

ITT Industries, Inc.	454	30,999

[1]Jacobs Engineering Group, Inc.	358	20,589

J.B. Hunt Transport Services,
Inc.	275	8,063
[1]JetBlue Airways Corp.	350	4,113

Joy Global, Inc.	327	19,074

Kaman Corp.	100	3,119

[1]Kansas City Southern	200	7,508

Kaydon Corp.	70	3,648

1KBR, Inc.	400	10,492

Kelly Services, Inc.	100	2,746

[1]Kenexa Corp.	100	3,771

Kennametal, Inc.	89	7,301

[1]Kforce, Inc.	100	1,598

[1]Kirby Corp.	180	6,910

Knight Transportation, Inc.	180	3,488

[1]Korn/Ferry International	80	2,101

L-3 Communications Holdings,
Inc.	322	31,360
[1]Labor Ready, Inc.	170	3,929

Laidlaw International, Inc.	234	8,085

Landstar System, Inc.	158	7,623

[1]Laureate Education, Inc.	150	9,249

Lennox International, Inc.	200	6,846

Lincoln Electric Holdings, Inc.	108	8,018

Lockheed Martin Corp.	949	89,329

Manitowoc Co., Inc.	146	11,735

Manpower, Inc.	234	21,584

Masco Corp.	1,058	30,121

[1]MasTec, Inc.	200	3,164

Mastercard, Inc.	200	33,174

1McDermott International, Inc.	287	23,855

McGrath RentCorp	100	3,369

[1]Middleby Corp.	30	1,795

[1]Mobile Mini, Inc.	81	2,365

Molex, Inc.	180	4,779

MoneyGram International, Inc.	210	5,870

[1]Monster Worldwide, Inc.	346	14,221

[1]Moog, Inc.	70	3,088

MSC Industrial Direct Co.	124	6,820

Mueller Industries, Inc.	60	2,066

NACCO Industries, Inc.	21	3,265

[1]Navigant Consulting, Inc.	170	3,155

1NCI Building Systems, Inc.	40	1,973

[1]Net 1 UEPS Technologies, Inc.	100	2,415

Nordson Corp.	50	2,508

Norfolk Southern Corp.	1,100	57,827

Northrop Grumman Corp.	941	73,276

[1]Old Dominion Freight Line	60	1,809

[1]Orbital Sciences Corp.	261	5,484

Oshkosh Truck Corp.	235	14,786

Overseas Shipholding Group, Inc.	85	6,919

[1]Owens Corning, Inc.	200	6,726

PACCAR, Inc.	621	54,052

Pacer International, Inc.	70	1,646

Pall Corp.	350	16,096

Parker Hannifin Corp.	310	30,352

Pentair, Inc.	289	11,147

[1]Perini Corp.	100	6,153

1PHH Corp.	170	5,306

Pitney Bowes, Inc.	577	27,015

Precision Castparts Corp.	400	48,544

[1]Quanta Services, Inc.	320	9,814

Raytheon Co.	1,250	67,362

1RBC Bearings, Inc.	100	4,125

Regal-Beloit Corp.	60	2,792

Reliance Steel & Aluminum Co.	173	9,733

[1]Republic Airways Holdings, Inc.	100	2,035

Republic Services, Inc.	557	17,066

[1]Resources Connection, Inc.	160	5,309

Reynolds American, Inc.	458	29,862

Robbins & Myers, Inc.	100	5,313

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2007 ANNUAL REPORT	41

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Industrials (continued)
Robert Half International, Inc.	429	$15,658

Rockwell Automation, Inc.	400	27,776

Rockwell Collins, Inc.	500	35,320

Rollins, Inc.	100	2,277

RR Donnelley & Sons Co.	548	23,843

Ryder System, Inc.	131	7,048

ServiceMaster Co.	740	11,440

[1]Shaw Group, Inc.	181	8,378

Simpson Manufacturing Co., Inc.	60	2,024

SkyWest, Inc.	142	3,384

Sotheby’s Holdings	180	8,284

Southwest Airlines Co.	2,096	31,251

[1]Spherion Corp.	200	1,878

[1]Spirit Aerosystems Holdings,

Inc.	300	10,815

SPX Corp.	142	12,469

Steelcase, Inc.	130	2,405

[1]Stericycle, Inc.	282	12,538

Strayer Education, Inc.	20	2,634

[1]SunPower Corp.	100	6,305

[1]Superior Essex, Inc.	100	3,735

Teleflex, Inc.	86	7,033

[1]TeleTech Holdings, Inc.	109	3,540

Tennant Co.	100	3,650

[1]Terex Corp.	304	24,715

[1]Tetra Tech, Inc.	100	2,155

Textron, Inc.	311	34,244

[1]Thomas & Betts Corp.	170	9,860

Timken Co.	190	6,861

Total System Services, Inc.	70	2,066

[1]TransDigm Group, Inc.	100	4,046

Tredegar Corp.	100	2,130

Trinity Industries, Inc.	262	11,407

Triumph Group, Inc.	45	2,946

Tyco International Ltd.	5,342	180,506

1UAL Corp.	316	12,826

Union Pacific Corp.	682	78,532

United Parcel Service, Inc.	1,765	128,845

[1]United Stationers, Inc.	100	6,664

United Technologies Corp.	2,553	181,084

Universal Forest Products, Inc.	40	1,690

[1]Universal Technical Institute,

Inc.	100	2,539

1URS Corp.	160	7,768

1US Airways Group, Inc.	220	6,659

1USG Corp.	256	12,554

UTi Worldwide, Inc.	184	4,929

[1]Valassis Communications, Inc.	60	1,031

Valmont Industries, Inc.	68	4,948

Viad Corp.	57	2,404

[1]VistaPrint Ltd	126	4,820

[1]Washington Group

International, Inc.	72	5,761

[1]Waste Connections, Inc.	130	3,931

Waste Management, Inc.	1,426	55,685

Watsco, Inc.	40	2,176

Watson Wyatt Worldwide, Inc.	170	8,582

Watts Water Technologies, Inc.	91	3,410

Weight Watchers International,

Inc.	109	5,542

Werner Enterprises, Inc.	80	1,612

Woodward Governor Co.	60	3,220

World Fuel Services Corp.	40	1,682

[1]Wright Express Corp.	110	3,770

WW Grainger, Inc.	174	16,191

1YRC Worldwide, Inc.	136	5,005

Total Industrials		5,578,001

Information Technology–14.9%

[1]3Com Corp.	1,050	4,336

Accenture Ltd.	1,617	69,353

[1]Activision, Inc.	700	13,069

Acxiom Corp.	200	5,290

42	AARP PORTFOLIOS 2007 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2007

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Information Technology (continued)

1ADC Telecommunications, Inc.	298	$5,462

[1]Adobe Systems, Inc.	1,614	64,802

ADTRAN, Inc.	180	4,675

[1]Advanced Energy Industries,

Inc.	100	2,266

[1]Advanced Micro Devices, Inc.	1,452	20,764

[1]Advent Software, Inc.	100	3,255

[1]Affiliated Computer Services,

Inc.	272	15,428

[1]Agilent Technologies, Inc.	1,116	42,899

Agilysys, Inc.	100	2,250

[1]Akamai Technologies, Inc.	391	19,018

[1]Allscripts Healthcare Solutions,

Inc.	100	2,548

Altera Corp.	893	19,762

[1]American Reprographics Co.	104	3,202

1AMIS Holdings, Inc.	200	2,504

[1]Amkor Technology, Inc.	336	5,292

Amphenol Corp.	516	18,395

[1]Anadigics, Inc.	200	2,758

Analog Devices, Inc.	898	33,801

Analogic Corp.	37	2,720

[1]Andrew Corp.	390	5,632

[1]Anixter International, Inc.	81	6,092

[1]Ansys, Inc.	300	7,950

[1]Apple Computer, Inc.	2,300	280,692

Applied Materials, Inc.	3,746	74,433

[1]Applied Micro Circuits Corp.	550	1,375

[1]Ariba, Inc.	200	1,982

[1]Arris Group, Inc.	250	4,397

[1]Arrow Electronics, Inc.	330	12,682

[1]Aspen Technology, Inc.	200	2,800

[1]Atheros Communications,
Inc.	98	3,022
[1]Atmel Corp.	950	5,282

1ATMI, Inc.	70	2,100

[1]Autodesk, Inc.	585	27,542

Automatic Data Processing,
Inc.	1,477	71,590
[1]Avaya, Inc.	1,267	21,336

[1]Avid Technology, Inc.	150	5,302

[1]Avnet, Inc.	360	14,270

[1]Avocent Corp.	70	2,031

AVX Corp.	110	1,841

[1]Axcelis Technologies, Inc.	400	2,596

1BEA Systems, Inc.	1,080	14,785

[1]BearingPoint, Inc.	540	3,947

[1]Benchmark Electronics, Inc.	190	4,298

Black Box Corp.	30	1,241

Blackbaud, Inc.	94	2,076

[1]Blackboard, Inc.	100	4,212

[1]Blue Coat Systems, Inc.	100	4,952

1BMC Software, Inc.	540	16,362

[1]Broadcom Corp.	1,237	36,182

[1]Brooks Automation, Inc.	130	2,360

1C-COR, Inc.	200	2,812

CA, Inc.	1,143	29,524

[1]Cabot Microelectronics
Corp.	100	3,549
1CACI International, Inc.	65	3,175

[1]Cadence Design Systems,
Inc.	738	16,206
[1]Cerner Corp.	227	12,592

[1]Checkpoint Systems, Inc.	60	1,515

[1]Ciena Corp.	274	9,900

[1]Cirrus Logic, Inc.	300	2,490

[1]Cisco Systems, Inc.	16,282	453,454

[1]Citrix Systems, Inc.	470	15,825

1CMGI, Inc.	1,500	2,925

1CNET Networks, Inc.	380	3,112

[1]Cogent Communications
Group, Inc.	100	2,987
Cognex Corp.	70	1,576

[1]Cognizant Technology
Solutions Corp.	384	28,835
[1]Coherent, Inc.	60	1,831

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2007 ANNUAL REPORT	43

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Information Technology (continued)
[1]CommScope, Inc.	180	$10,503

[1]Computer Sciences Corp.	504	29,812

[1]Compuware Corp.	892	10,579

[1]Comtech
Telecommunications Corp	62	2,878
[1]Concur Technologies, Inc.	100	2,285

[1]Conexant Systems, Inc.	660	911

[1]Corning, Inc.	4,232	108,128

[1]Covansys Corp.	100	3,393

[1]Cree, Inc.	190	4,911

[1]Cymer, Inc.	150	6,030

[1]Cypress Semiconductor
Corp.	347	8,082
Daktronics, Inc.	100	2,148

[1]DealerTrack Holdings, Inc.	100	3,684

[1]Dell, Inc.	5,458	155,826

Diebold, Inc.	155	8,091

[1]Digital River, Inc.	89	4,027

[1]Diodes, Inc.	96	4,010

1DSP Group, Inc.	100	2,047

[1]Earthlink, Inc.	190	1,419

[1]eBay, Inc.	2,975	95,735

[1]Eclipsys Corp.	80	1,584

[1]Electro Scientific Industries,
Inc.	100	2,080
[1]Electronic Arts, Inc.	854	40,411

Electronic Data Systems Corp.	1,413	39,182

[1]Electronics for Imaging, Inc.	170	4,797

1EMC Corp.	5,932	107,369

[1]Emulex Corp.	200	4,368

[1]Entegris, Inc.	190	2,257

[1]Epicor Software Corp.	100	1,487

[1]Equinix, Inc.	40	3,659

[1]Exar Corp.	100	1,340

1F5 Networks, Inc.	108	8,705

Fair Isaac Corp.	178	7,141

[1]Fairchild Semiconductor
International, Inc.	270	5,216
1FEI Co.	100	3,246

[1]Finisar Corp.	792	2,994

First Data Corp.	2,084	68,084

[1]First Solar, Inc.	100	8,929

[1]Flextronics International Ltd.	1,528	16,502

[1]Flir Systems, Inc.	190	8,787

[1]FormFactor, Inc.	160	6,128

[1]Foundry Networks, Inc.	319	5,315

[1]Gartner, Inc.	210	5,164

[1]Google, Inc.	600	314,028

[1]Greatbatch, Inc.	100	3,240

[1]Harmonic, Inc.	300	2,661

Harris Corp.	395	21,547

Hewlett-Packard Co.	7,342	327,600

[1]Hutchinson Technology, Inc.	100	1,881

1IAC/InterActiveCorp	567	19,624

1IHS, Inc.	161	7,406

IKON Office Solutions, Inc.	310	4,839

Imation Corp.	100	3,686

[1]Informatica Corp.	220	3,249

InfoSpace, Inc.	50	1,161

[1]Ingram Micro, Inc.	360	7,816

[1]Integrated Device Technology,
Inc.	504	7,696
Intel Corp.	15,537	369,159

Inter-Tel, Inc.	100	2,393

[1]InterDigital Communications
Corp.	114	3,667
[1]Internap Network Services Corp.	100	1,442

International Business Machines Corp.	4,072	428,578

[1]International Rectifier Corp.	180	6,707

Intersil Corp.	370	11,640

[1]Interwoven, Inc.	100	1,404

[1]Intuit, Inc.	872	26,230

1INVESTools, Inc.	100	996

[1]Itron, Inc.	40	3,118

[1]j2 Global Communications, Inc.	160	5,584

44	AARP PORTFOLIOS 2007 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2007

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Information Technology (continued)
Jabil Circuit, Inc.	508	$11,212

Jack Henry & Associates, Inc.	246	6,334

1JDA Software Group, Inc.	100	1,963

[1]Juniper Networks, Inc.	1,461	36,773

[1]Kemet Corp.	279	1,967

Kla-Tencor Corp.	523	28,739

[1]Knot, Inc.	100	2,019

[1]Komag, Inc.	40	1,276

[1]Kulicke & Soffa Industries, Inc.	200	2,094

1L-1 Identity Solutions, Inc.	100	2,045

[1]Lam Research Corp.	392	20,149

[1]Lattice Semiconductor Corp.	300	1,716

[1]Lawson Software, Inc.	400	3,956

[1]Lexmark International, Inc.	253	12,475

Linear Technology Corp.	804	29,089

[1]Littelfuse, Inc.	83	2,803

1LSI Logic Corp.	2,120	15,921

[1]Manhattan Associates, Inc.	100	2,791

[1]Mantech International Corp.	100	3,083

[1]Marvell Technology Group Ltd.	1,288	23,454

[1]Mattson Technology, Inc.	200	1,940

Maxim Integrated Products, Inc.	887	29,635

1McAfee, Inc.	480	16,896

1MEMC Electronic Materials,
Inc.	468	28,604

[1]Mentor Graphics Corp.	300	3,951

[1]Merge Technologies, Inc.	60	392

Methode Electronics, Inc.	100	1,565

[1]Mettler Toledo International,
Inc.	107	10,220

Micrel, Inc.	208	2,646

Microchip Technology, Inc.	601	22,261

[1]Micron Technology, Inc.	1,991	24,947

Micros Systems, Inc.	142	7,725

[1]Microsemi Corp.	180	4,311

Microsoft Corp.	23,751	699,942

[1]MicroStrategy, Inc.	20	1,890

1MKS Instruments, Inc.	133	3,684

Molex, Inc.	191	5,732

Motorola, Inc.	6,462	114,377

1MPS Group, Inc.	240	3,209

MTS Systems Corp.	100	4,467

National Instruments Corp.	170	5,537

National Semiconductor Corp.	899	25,415

1NAVTEQ Corp.	259	10,966

1NCR Corp.	485	25,482

[1]NetGear, Inc.	100	3,625

[1]Network Appliance, Inc.	971	28,353

[1]Newport Corp.	100	1,548

[1]Novatel Wireless, Inc.	100	2,602

[1]Novell, Inc.	820	6,388

[1]Novellus Systems, Inc.	294	8,341

[1]Nuance Communications, Inc.	390	6,525

1NVIDIA Corp.	940	38,831

[1]Omniture, Inc.	100	2,292

[1]Omnivision Technologies, Inc.	80	1,449

1ON Semiconductor Corp.	700	7,504

Openwave Systems, Inc.	110	689

[1]Opsware, Inc.	233	2,216

[1]Oracle Corp.	11,148	219,727

[1]Palm, Inc.	220	3,522

[1]Parametric Technology Corp.	252	5,446

Park Electrochemical Corp.	100	2,818

Paychex, Inc.	939	36,734

PerkinElmer, Inc.	337	8,782

[1]Perot Systems Corp.	220	3,749

[1]Photronics, Inc.	100	1,488

Plantronics, Inc.	160	4,195

[1]Plexus Corp.	70	1,609

1PMC–Sierra, Inc.	540	4,174

[1]Polycom, Inc.	230	7,728

[1]Powerwave Technologies, Inc.	130	871

[1]Progress Software Corp.	70	2,225

1QLogic Corp.	419	6,976

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2007 ANNUAL REPORT	45

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Information Technology (continued)
QUALCOMM, Inc.	4,475	$194,170

Quality Systems, Inc.	49	1,861

[1]Quantum Corp.	800	2,536

[1]Quest Software, Inc.	200	3,238

[1]Rackable Systems, Inc.	110	1,360

[1]Rambus, Inc.	196	3,524

[1]RealNetworks, Inc.	180	1,471

[1]Red Hat, Inc.	509	11,341

1RF Micro Devices, Inc.	470	2,933

[1]Riverbed Technology, Inc.	100	4,382

[1]Rofin-Sinar Technologies, Inc.	60	4,140

[1]Rogers Corp.	56	2,072

Roper Industries, Inc.	266	15,189

1SAIC, Inc.	200	3,614

[1]salesforce.com, Inc.	214	9,172

[1]SanDisk Corp.	574	28,092

[1]Sanmina-SCI Corp.	1,020	3,193

[1]Sapient Corp.	300	2,319

[1]ScanSource, Inc.	100	3,199

Seagate Technology	1,488	32,394

[1]Semtech Corp.	110	1,906

[1]Silicon Image, Inc.	200	1,716

[1]Silicon Laboratories, Inc.	150	5,191

[1]Sina Corp.	100	4,186

1SiRFTechnology Holdings, Inc.	150	3,111

[1]Skyworks Solutions, Inc.	280	2,058

[1]Sohu.com, Inc.	100	3,199

[1]Solectron Corp.	2,397	8,821

[1]Sonus Networks, Inc.	700	5,964

[1]Spansion, Inc.	100	1,110

1SPSS, Inc.	100	4,414

1SRA International, Inc.	150	3,789

[1]Standard Microsystems Corp.	100	3,434

[1]Sun Microsystems, Inc.	9,657	50,796

[1]Sybase, Inc.	202	4,826

[1]Sycamore Networks, Inc.	360	1,447

1SYKES Enterprises, Inc.	100	1,899

[1]Symantec Corp.	2,517	50,843

[1]Synaptics, Inc.	100	3,579

[1]Synopsys, Inc.	329	8,695

Syntel, Inc.	100	3,039

[1]Take-Two Interactive Software,
Inc.	190	3,794
[1]Taser International, Inc.	200	2,792

[1]Tech Data Corp.	180	6,923

Technitrol, Inc.	100	2,867

[1]Tekelec	100	1,442

Tektronix, Inc.	185	6,242

[1]Teledyne Technologies, Inc.	150	6,892

[1]Tellabs, Inc.	1,093	11,761

[1]Teradyne, Inc.	510	8,966

[1]Tessera Technologies, Inc.	160	6,488

Texas Instruments, Inc.	3,986	149,993

[1]Thermo Electron Corp.	1,116	57,720

1THQ, Inc.	180	5,494

1TIBCO Software, Inc.	450	4,072

[1]Transaction Systems
Architects, Inc.	60	2,020
[1]Trident Microsystems, Inc.	80	1,468

[1]Trimble Navigation Ltd.	284	9,145

[1]Triquint Semiconductor, Inc.	600	3,036

[1]Trizetto Group	100	1,936

[1]Ultimate Software Group, Inc.	100	2,893

[1]Unisys Corp.	774	7,074

United Online, Inc.	110	1,814

1UTStarcom, Inc.	180	1,010

[1]ValueClick, Inc.	212	6,246

[1]Varian Semiconductor
Equipment Associates, Inc.	262	10,496
[1]Varian, Inc.	50	2,741

[1]Vasco Data Security
International, Inc.	100	2,276
[1]Veeco Instruments, Inc.	100	2,074

[1]VeriFone Holdings, Inc.	160	5,640

46	AARP PORTFOLIOS 2007 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2007

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Information Technology (continued)
[1]VeriSign, Inc.	610	$19,355

[1]Viasat, Inc.	100	3,210

[1]Vignette Corp.	100	1,916

[1]Vishay Intertechnology, Inc.	510	8,068

[1]Waters Corp.	301	17,867

[1]Websense, Inc.	160	3,400

[1]Western Digital Corp.	603	11,668

[1] Wind River Systems, Inc.	110	1,210

[1]Xerox Corp.	2,641	48,806

Xilinx, Inc.	888	23,772

[1]Yahoo!, Inc.	3,254	88,281

[1]Zebra Technologies Corp.	185	7,167

[1]Zoran Corp.	152	3,046

Total Information Technology		6,771,479

Materials–3.7%
Air Products & Chemicals, Inc.	586	47,097

Airgas, Inc.	190	9,101

1AK Steel Holding Corp.	290	10,837

Albemarle Corp.	200	7,706

Alcoa, Inc.	2,303	93,341

Allegheny Technologies, Inc.	250	26,220

[1]Alpha Natural Resources, Inc.	158	3,285

AMCOL International Corp.	100	2,731

[1]Apex Silver Mines Ltd.	119	2,401

AptarGroup, Inc.	168	5,974

Arch Chemicals, Inc.	100	3,514

Arch Coal, Inc.	434	15,103

Ashland, Inc.	142	9,081

[1]Aventine Renewable Energy
Holdings, Inc.	100	1,697
Ball Corp.	287	15,260

Bemis Co.	330	10,949

Bowater, Inc.	180	4,491

[1]Brush Engineered Materials,	100	4,199
Inc.

Cabot Corp.	135	6,437

Cambrex Corp.	100	1,327

Carpenter Technology Corp.	54	7,037

Celanese Corp.	348	13,495

[1]Century Aluminum Co.	75	4,097

CF Industries Holdings, Inc.	121	7,247

Chaparral Steel Co.	118	8,481

Chemtura Corp.	654	7,266

Cleveland-Cliffs, Inc.	110	8,544

[1]Coeur d’Alene Mines Corp.	420	1,508

Commercial Metals Co.	320	10,806

Compass Minerals International,
Inc.	80	2,773
Consol Energy, Inc.	475	21,902

[1]Crown Holdings, Inc.	387	9,663

Cytec Industries, Inc.	90	5,739

Dow Chemical Co.	2,616	115,680

Eagle Materials, Inc.	134	6,573

Eastman Chemical Co.	254	16,340

Ecolab, Inc.	565	24,125

EI Du Pont de Nemours & Co.	2,530	128,625

Ferro Corp.	100	2,493

Florida Rock Industries, Inc.	101	6,817

FMC Corp.	82	7,330

Foundation Coal Holdings, Inc.	150	6,096

Freeport-McMoRan Copper &
Gold, Inc.	1,036	85,802
Georgia Gulf Corp.	50	906

Gibraltar Industries, Inc.	100	2,215

[1]GrafTech International Ltd.	300	5,052

[1]Graphic Packaging Corp.	300	1,452

Greif, Inc.	96	5,723

HB Fuller Co.	140	4,185

[1]Hecla Mining Co.	300	2,562

[1]Hercules, Inc.	260	5,109

Huntsman Corp.	238	5,786

[1]International Coal Group, Inc.	400	2,392

International Flavors &
Fragrances, Inc.	195	10,167
International Paper Co.	1,167	45,571

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2007 ANNUAL REPORT	47

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Materials (continued)
[1]Jarden Corp.	160	$6,882

[1]Kaiser Aluminum Corp.	50	3,644

Louisiana-Pacific Corp.	230	4,352

Lubrizol Corp.	175	11,296

Lyondell Chemical Co.	640	23,757

Martin Marietta Materials, Inc.	117	18,956

Massey Energy Co.	161	4,291

MeadWestvaco Corp.	505	17,837

Metal Management, Inc.	100	4,407

Minerals Technologies, Inc.	40	2,678

Monsanto Co.	1,466	99,014

[1]Mosaic Co.	460	17,949

Myers Industries, Inc.	100	2,211

Neenah Paper, Inc.	100	4,126

NewMarket Corp.	60	2,902

Newmont Mining Corp.	1,266	49,450

Nucor Corp.	873	51,201

Olin Corp.	210	4,410

1OM Group, Inc.	106	5,610

[1]Owens-Illinois, Inc.	457	15,995

Packaging Corp. of America	226	5,720

[1]Pactiv Corp.	326	10,396

Peabody Energy Corp.	709	34,301

P.H. Glatfelter Co.	100	1,359

[1]PolyOne Corp.	300	2,157

Potlatch Corp.	81	3,487

PPG Industries, Inc.	447	34,021

Praxair, Inc.	855	61,551

Quanex Corp.	145	7,061

Rayonier, Inc.	200	9,028

Rock-Tenn Co.	100	3,172

[1]Rockwood Holdings, Inc.	100	3,655

Rohm & Haas Co.	392	21,435

Royal Gold, Inc.	100	2,377

RPM International, Inc.	274	6,332

1RTI International Metals, Inc.	40	3,015

Ryerson, Inc.	100	3,765

Schnitzer Steel Industries, Inc.	100	4,794

Schulman (A.), Inc	100	2,433

Scotts Miracle-Gro Co.	106	4,552

Sealed Air Corp.	482	14,952

Sigma-Aldrich Corp.	394	16,812

Silgan Holdings, Inc.	40	2,211

[1]Smurfit-Stone Container Corp.	638	8,492

Sonoco Products Co.	230	9,846

Spartech Corp.	86	2,283

Steel Dynamics, Inc.	218	9,136

[1]Stillwater Mining Co.	100	1,101

[1]Symyx Technologies	60	691

Temple-Inland, Inc.	259	15,936

Texas Industries, Inc.	63	4,940

[1]Titanium Metals Corp.	207	6,603

UAP Holding Corp.	159	4,792

United States Steel Corp.	320	34,800

1USEC, Inc.	230	5,055

Valspar Corp.	258	7,330

Vulcan Materials Co.	263	30,124

Wausau Paper Corp.	100	1,340

Westlake Chemical Corp.	100	2,812

Weyerhaeuser Co.	577	45,543

Worthington Industries, Inc.	200	4,330

1W.R. Grace & Co.	205	5,020

[1]Zoltek Cos, Inc.	100	4,153

Total Materials		1,694,191

Telecommunication Services–3.5%

Alaska Communications Systems
Group, Inc.	100	1,584
Alltel Corp.	1,008	68,090

[1]American Tower Corp.	1,162	48,804

AT&T, Inc.	16,892	701,018

[1]Cbeyond, Inc.	100	3,851

CenturyTel, Inc.	340	16,677

[1]Cincinnati Bell, Inc.	440	2,543

48	AARP PORTFOLIOS 2007 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2007

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Telecommunication Services (continued)
Citizens Communications Co.	898	$13,712

[1]Crown Castle International
Corp.	581	21,073
[1]Dobson Communications Corp.	390	4,333

Embarq Corp.	442	28,010

Fairpoint Communications, Inc.	100	1,775

[1]General Communication, Inc.	100	1,281

[1]Global Crossing Ltd.	100	1,888

[1]Harris Stratex Networks, Inc.	300	5,394

IDT Corp.	230	2,312

IDT Corp., Class B	200	2,064

Iowa Telecommunications
Services, Inc.	100	2,273
iPCS, Inc.	45	1,524

1JDS Uniphase Corp.	497	6,675

[1]Leap Wireless International, Inc.	139	11,746

[1]Level 3 Communications, Inc.	2,754	16,111

[1]Liberty Global, Inc.	509	20,889

[1]Loral Space & Communications,
Inc.	100	4,928
[1]NeuStar, Inc.	146	4,230

1NII Holdings, Inc.	400	32,296

NTELOS Holdings Corp.	100	2,764

[1]Premiere Global Services, Inc.	100	1,302

[1]Qwest Communications
International, Inc.	4,431	42,981

1RCN Corp.	70	1,315

1SAVVIS, Inc.	100	4,951

1SBA Communications Corp.	290	9,741

Sprint Nextel Corp.	7,435	153,979

Telephone & Data Systems, Inc.	123	7,696

Telephone & Data Systems, Inc.

(Special Shares)	200	11,510
[1]Time Warner Telecom, Inc.	313	6,291

1US Cellular Corp.	30	2,718

1USA Mobility, Inc.	100	2,676

Verizon Communications, Inc.	7,860	323,596

[1]Vonage Holdings Corp.	200	622

Windstream Corp.	1,225	18,081

Total Telecommunication Services		1,615,304

Utilities–3.9%
1AES Corp.	1,757	38,443

AGL Resources, Inc.	191	7,732

[1]Allegheny Energy, Inc.	455	23,542

Allete, Inc.	50	2,353

Alliant Energy Corp.	327	12,704

Ameren Corp.	544	26,661

American Electric Power Co.,
Inc.	1,059	47,697
American States Water Co.	100	3,557

Aqua America, Inc.	294	6,612

[1]Aquila, Inc.	1,070	4,376

Atmos Energy Corp.	219	6,583

Avista Corp.	130	2,802

Black Hills Corp.	50	1,988

California Water Service Group	100	3,749

CenterPoint Energy, Inc.	771	13,415

CH Energy Group, Inc.	70	3,148

Cleco Corp.	100	2,450

CMS Energy Corp.	510	8,772

Consolidated Edison, Inc.	736	33,208

Constellation Energy Group, Inc.	479	41,754

Dominion Resources, Inc.	940	81,131

DPL, Inc.	280	7,935

DTE Energy Co.	507	24,448

Duke Energy Corp.	3,323	60,811

[1]Dynegy, Inc.	2,236	21,108

Edison International	802	45,008

1El Paso Electric Co.	90	2,210

Empire District Electric Co.	150	3,356

[1]Enbridge Energy Management,
LLC	86	4,785
Energen Corp.	180	9,889

Energy East Corp.	402	10,488

Entergy Corp.	552	59,257

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2007 ANNUAL REPORT	49

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Utilities (continued)
Exelon Corp.	1,846	$134,020

FirstEnergy Corp.	849	54,956

FPL Group, Inc.	1,056	59,917

Great Plains Energy, Inc.	176	5,125

Hawaiian Electric Industries, Inc.	219	5,188

IDACORP, Inc.	90	2,884

Integrys Energy Group, Inc.	212	10,755

ITC Holdings Corp.	100	4,063

KeySpan Corp.	459	19,269

[1]Kinder Morgan Management
LLC	227	11,781
Laclede Group, Inc.	120	3,826

MDU Resources Group, Inc.	412	11,553

MGE Energy, Inc.	100	3,267

Macquarie Infrastructure Co.
LLC	100	4,148
[1]Mirant Corp.	720	30,708

Mueller Water Products, Inc.	143	2,145

Nalco Holding Co.	410	11,255

National Fuel Gas Co.	213	9,225

New Jersey Resources Corp.	60	3,061

Nicor, Inc.	169	7,253

NiSource, Inc.	682	14,124

Northeast Utilities	390	11,060

Northwest Natural Gas Co.	90	4,157

NorthWestern Corp.	70	2,227

1NRG Energy, Inc.	626	26,023

NSTAR	320	10,384

OGE Energy Corp.	230	8,430

Oneok, Inc.	300	15,123

Ormat Technologies, Inc.	100	3,768

Otter Tail Corp.	90	2,886

Pepco Holdings, Inc.	467	13,169

[1]Petrohawk Energy Corp.	424	6,725

PG&E Corp.	955	43,262

Piedmont Natural Gas Co.	219	5,398

Pinnacle West Capital Corp.	290	11,557

PNM Resources, Inc.	184	5,113

Portland General Electric Co.	200	5,488

PPL Corp.	1,025	47,960

Progress Energy, Inc.	687	31,320

Public Service Enterprise
Group, Inc.	689	60,480
Puget Energy, Inc.	255	6,166

Questar Corp.	530	28,011

[1]Reliant Energy, Inc.	774	20,859

SCANA Corp.	310	11,870

Sempra Energy	672	39,803

[1]Sierra Pacific Resources	603	10,589

SJW Corp.	100	3,330

South Jersey Industries, Inc.	90	3,184

Southern Co.	1,968	67,483

Southern Union Co.	236	7,691

Southwest Gas Corp.	100	3,381

[1]Southwestern Energy Co.	421	18,735

Spectra Energy Corp.	1,700	44,132

TECO Energy, Inc.	563	9,672

TXU Corp.	1,158	77,933

UGI Corp.	251	6,847

UIL Holdings Corp.	100	3,310

UniSource Energy Corp.	60	1,973

Vectren Corp.	214	5,763

Westar Energy, Inc.	237	5,754

WGL Holdings, Inc.	100	3,264

Wisconsin Energy Corp.	343	15,171

Xcel Energy, Inc.	1,064	21,780

Total Utilities		1,761,726

Total Common Stocks–
(Identified Cost $39,535,338)		44,840,150

Mutual Fund–1.0%
AIM Prime Fund
(At Net Asset Value)	447,297	447,297

50	AARP PORTFOLIOS 2007 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2007

Portfolio of investments

	Par Amount	Value

U.S. Treasury–0.2%
[4]United States Treasury Bill,
4.645%, 9/6/2007
(At Amortized Cost)	$100,000	$99,135

Total Investments–99.6%
(Identified Cost $40,081,770)		45,386,582

Other Assets & Liabilities–Net–0.4%		200,224

Total Net Assets–100.0%		$45,586,806

[1]	Non-income producing security.
[2]	Real Estate Investment Trust (REIT)
[3]	Investments in non-controlled affiliate. The Portfolio owns shares of State Street Corporation with a cost basis of $54,293 at June 30, 2007.
[4]	Pledged as collateral to ensure the Portfolio is able to satisfy the obligation of its outstanding long futures contracts.

At June 30, 2007, the Portfolio had the following outstanding long futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation

S & P Mini 500 Index Futures	4	$303,080	September 2007	$1,548

Russell 2000 E Mini Index Futures	2	$168,420	September 2007	$26

Futures contracts are valued at the last sale at the market close or at the mean between the bid and asked price if last sale is not available.

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See Notes to Financial Statements.

International Stock Market Portfolio	AARP PORTFOLIOS 2007 ANNUAL REPORT	51

International Stock Market Portfolio

June 30, 2007

Portfolio of investments

	Shares	Value

Common Stocks–96.4%
Aerospace & Defense–0.8%
BAE Systems PLC	6,393	$51,940

BBA Aviation PLC	714	3,906

Cobham PLC	2,040	8,328

European Aeronautic Defence
and Space Co. NV	622	20,283
Finmeccanica SpA	520	16,050

Gamesa Corp. Tecnologica SA	360	13,141

Meggitt PLC	1,174	7,254

[1]Rolls-Royce Group PLC	3,432	37,074

Safran SA	331	8,498

Singapore Technologies
Engineering Ltd.	3,000	7,058
Smiths Group PLC	719	17,092

Thales SA	189	11,580

Zodiac SA	70	5,385

Total		207,589

Air Freight & Couriers–0.4%
Deutsche Post AG	1,480	48,081

Singapore Post Ltd.	3,000	2,490

Symbion Health Ltd.	1,284	4,448

TNT NV	835	37,739

Toll Holdings Ltd.	945	11,626

Yamato Holdings Co. Ltd.	1,000	14,124

Total		118,508

Airlines–0.2%
Air France-KLM	200	9,353

All Nippon Airways Co. Ltd.	1,000	3,800

[1]British Airways PLC	1,072	9,000

Cathay Pacific Airways Ltd.	2,000	4,978

Deutsche Lufthansa AG	410	11,507

Iberia Lineas Aereas de Espana
SA	811	4,057
[1]Japan Airlines Corp.	2,000	3,760

Qantas Airways Ltd.	1,889	8,981

Singapore Airlines Ltd.	1,000	12,287

Total		67,723

Auto Components–0.8%
Aisin Seiki Co. Ltd.	300	11,012

Bridgestone Corp.	1,200	25,672

Compagnie Generale des
Etablissements Michelin	277	38,891
Continental AG	246	34,735

Denso Corp.	900	35,153

GKN PLC	1,240	9,906

NOK Corp.	200	4,214

Nokian Renkaat, OYJ	180	6,332

Stanley Electric Co. Ltd.	300	6,515

Sumitomo Rubber Industries,
Inc.	300	3,578
Toyoda Gosei Co. Ltd.	100	2,820

Toyota Boshoku Corp.	100	2,528

Toyota Industries Corp.	400	18,573

Trelleborg AB	200	5,535

Valeo SA	130	6,997

Total		212,461

Automobiles–3.0%
DaimlerChrysler AG	1,742	161,536

Fiat SpA	1,325	39,535

Honda Motor Co. Ltd.	2,900	105,749

Nissan Motor Co. Ltd.	4,100	43,889

Peugeot SA	284	22,953

Renault SA	341	54,958

Toyota Motor Corp.	5,100	322,353

Volkswagen AG	370	59,076

Yamaha Motor Co. Ltd.	300	8,703

Total		818,752

Banks–16.2%
77 Bank Ltd.	1,000	6,483

ABN AMRO Holding NV	3,407	156,838

Allied Irish Banks PLC	1,624	44,372

Alpha Bank AE	714	22,491

Australia & New Zealand
Banking Group Ltd.	3,398	83,638
Banca Intesa SpA (Certificates–
participating cumulative)	2,167	15,205

52	AARP PORTFOLIOS 2007 ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

June 30, 2007

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Banks (continued)
Banca Monte dei Paschi di
Siena SpA	2,082	$14,116
Banca Popolare di Milano
SCRL	680	10,407
Banca Popolare di Verona e
Novara SCRL	699	20,167
Banche Popolari Unite SCPA	1,118	28,491

Banco Bilbao Vizcaya
Argentaria SA	6,674	164,217
Banco Comercial Portugues SA	4,002	22,400

Banco Espirito Santo SA	338	7,531

Banco Popular Espanol SA	1,530	28,586

Banco Santander Central
Hispano SA	11,669	215,972
Bank of East Asia Ltd.	2,522	14,160

Bank of Ireland	1,756	35,468

Bank of Kyoto Ltd.	1,000	11,969

Bank of Yokohama Ltd.	2,000	14,003

Barclays PLC	12,318	171,985

BNP Paribas	1,578	188,505

BOC Hong Kong Holdings Ltd.	7,000	16,634

Capitalia SpA	3,234	32,223

Chiba Bank Ltd.	2,000	17,730

Commerzbank AG	1,181	56,665

Commonwealth Bank of
Australia	2,428	113,897
Credit Agricole SA	1,249	50,978

Credit Suisse Group	2,039	145,500

Danske Bank A/S	910	37,362

DBS Group Holdings Ltd.	2,000	29,802

Depfa Bank PLC	683	12,096

Deutsche Bank AG	972	141,673

Deutsche Postbank AG	148	13,020

Dexia SA	977	30,657

DnB NOR ASA	1,400	18,094

EFG Eurobank Ergasias SA	504	16,489

Erste Bank der
Oesterreichischen Sparkassen AG	342	26,725
[1]Fukuoka Financial Group, Inc.	1,000	6,596

Gunma Bank Ltd.	1,000	6,718

Hachijuni Bank Ltd.	1,000	7,026

Hang Seng Bank Ltd.	1,300	17,558

HBOS PLC	7,242	143,172

Hiroshima Bank Ltd.	1,000	5,535

HSBC Holdings PLC	22,817	418,814

Intesa Sanpaolo SpA	13,967	104,421

Investec PLC	865	11,158

Joyo Bank Ltd.	1,000	6,207

[1]Jyske Bank	93	6,716

KBC Groep NV	345	46,652

Lloyds TSB Group PLC	10,596	118,184

Macquarie Bank Ltd.	467	33,703

Mediobanca SpA	880	20,059

Mitsubishi UFJ Financial Group,
Inc.	15	165,309
Mizuho Financial Group, Inc.	18	124,420

National Australia Bank Ltd.	3,083	107,375

National Bank of Greece SA	729	41,788

Nishi-Nippon City Bank Ltd.	1,000	3,655

Nordea Bank AB	4,060	63,736

OKO Bank PLC	200	3,723

Oversea-Chinese Banking Corp.	5,000	29,900

Piraeus Bank SA	500	18,292

Raiffeisen International Bank
Holding AG	73	11,616
Resona Holdings, Inc.	11	26,296

Royal Bank of Scotland Group
PLC	18,376	233,344
Sapporo Hokuyo Holdings, Inc.	1	11,021

Shinsei Bank Ltd.	3,000	12,106

Shizuoka Bank Ltd.	1,000	10,129

Skandinaviska Enskilda Banken
AB	910	29,502
Societe Generale	695	129,224

Sumitomo Mitsui Financial
Group, Inc.	13	121,146

International Stock Market Portfolio	AARP PORTFOLIOS 2007 ANNUAL REPORT	53

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Banks (continued)
Suncorp-Metway Ltd.	1,778	$30,449

Svenska Handelsbanken	950	26,706

Sydbank A/S	140	6,715

UniCredito Italiano SpA	14,704	131,798

United Overseas Bank Ltd.	2,000	28,756

Westpac Banking Corp.	3,476	75,730

Wing Hang Bank Ltd.	510	5,613

Total		4,437,417

Beverages–1.4%
Asahi Breweries Ltd.	600	9,291

C&C Group PLC	705	9,512

Carlsberg A/S	80	9,694

Coca-Cola Amatil Ltd.	981	7,946

Diageo PLC	5,035	104,742

Foster’s Group Ltd.	3,758	20,357

Fraser and Neave Ltd.	1,000	3,562

Heineken NV	443	26,047

InBev NV	348	27,678

Ito En Ltd.	100	3,282

Kirin Brewery Co. Ltd.	2,000	29,869

Lion Nathan Ltd.	498	3,919

Pernod-Ricard SA	183	40,562

SABMiller PLC	1,714	43,530

Sapporo Holdings Ltd.	1,000	6,345

Scottish & Newcastle PLC	1,457	18,721

Takara Holdings, Inc.	1,000	6,661

Total		371,718

Biotechnology–0.0%
[1]Zeltia SA	290	2,737

Building Products–0.6%
Asahi Glass Co. Ltd.	2,000	26,968

Assa Abloy AB	680	15,044

Cie de Saint-Gobain	619	69,769

Geberit AG	74	12,635

JS Group Corp.	400	8,103

Kingspan Group PLC	232	6,511

Nippon Sheet Glass Co. Ltd.	2,000	9,125

TOTO Ltd.	1,000	8,646

Uponor OYJ	100	3,899

Wienerberger AG	130	9,614

Total		170,314

Chemicals–2.5%
Akzo Nobel NV	498	43,062

Asahi Kasei Corp.	2,000	13,127

BASF AG	935	122,919

Bayer AG	1,348	102,238

Ciba Specialty Chemicals AG	140	9,121

[1]Clariant AG	370	6,015

Daicel Chemical Industries Ltd.	1,000	6,507

Dainippon Ink and Chemicals,
Inc.	2,000	7,714

Denki Kagaku Kogyo K K	1,000	4,497

Givaudan SA	13	12,850

Imperial Chemical Industries
PLC	2,290	28,574
JSR Corp.	300	7,232

Kaneka Corp.	1,000	8,371

Koninklijke DSM NV	280	13,836

Kuraray Co. Ltd.	500	5,855

Lonza Group AG	80	7,359

Mitsubishi Chemical Holdings
Corp.	2,000	18,346
Mitsubishi Gas Chemical Co.,
Inc.	1,000	9,133
Mitsubishi Rayon Co. Ltd.	1,000	7,123

Mitsui Chemicals, Inc.	1,000	7,593

Novozymes A	110	12,790

Orica Ltd.	526	13,309

Shin-Etsu Chemical Co. Ltd.	800	57,113

Showa Denko KK	2,000	7,228

Solvay SA	117	18,478

Sumitomo Bakelite Co. Ltd.	1,000	6,993

Sumitomo Chemical Co. Ltd.	3,000	20,129

Syngenta AG	198	38,691

Taiyo Nippon Sanso Corp.	1,000	7,723

54	AARP PORTFOLIOS 2007 ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

June 30, 2007

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Chemicals (continued)
Teijin Ltd.	2,000	$10,923

Toray Industries, Inc.	3,000	22,147

Tosoh Corp.	1,000	5,551

Ube Industries Ltd.	1,000	3,079

Yara International ASA	350	10,567

Total		676,193

Commercial Services & Supplies–1.0%
ABC Learning Centres Ltd.	611	3,590

Adecco SA	237	18,383

Aggreko PLC	492	5,670

Benesse Corp.	100	2,893

Buhrmann NV	299	4,600

Capita Group PLC	1,137	16,559

Cargotec Corp.	65	4,013

Dai Nippon Printing Co. Ltd.	1,000	14,902

De La Rue PLC	316	4,938

Downer EDI Ltd.	622	3,887

Group 4 Securicor PLC	2,237	9,491

Hakuhodo DY Holdings, Inc.	50	3,298

Hays PLC	2,550	8,760

[1]Invensys PLC	1,486	11,417

Michael Page International PLC	586	6,178

Mitsubishi UFJ Lease & Finance
Co. Ltd.	70	3,143
Pacific Brands Ltd.	1,121	3,284

PagesJaunes Groupe SA	300	6,315

Randstad Holdings NV	100	7,956

Rentokil Initial PLC	3,351	10,789

Secom Co. Ltd.	400	18,832

Securitas AB	480	7,641

[1]Securitas Direct, Ser. B	480	1,297

Securitas Systems, Ser. B	480	1,640

Serco Group PLC	806	7,296

SGS SA	10	11,862

Societe BIC SA	70	5,163

1TGS Nopec Geophysical Co.
ASA	200	4,105
Toppan Printing Co. Ltd.	1,000	10,737

Vedior NV	290	8,708

WPP Group PLC	2,141	32,148

Total		259,495

Communications Equipment–1.5%
Alcatel SA	4,423	62,069

1GN Store Nord	390	4,605

Nokia OYJ	7,720	217,195

Telefonaktiebolaget LM Ericsson	28,950	116,092

Total		399,961

Computers & Peripherals–0.5%
[1]Elpida Memory, Inc.	200	8,800

Fujitsu Ltd.	4,000	29,432

[1]Logitech International SA	329	8,802

Mitsumi Electric Co. Ltd.	100	3,582

NEC Corp.	4,000	20,680

Toshiba Corp.	6,000	52,267

Wincor Nixdorf AG	80	7,441

Total		131,004

Construction & Engineering–0.9%
Acciona SA	50	13,675

Actividades de Construction y
Servicios SA (ACS)	430	27,509
Aker Kvaerner ASA	285	7,251

[1]Alstom SA	208	34,931

Amec PLC	730	8,633

Balfour Beatty PLC	725	6,443

Bilfinger Berger AG	63	5,609

FLSmidth & Co. A/S	100	7,885

Fomento de Construcciones y
Contratas SA	100	9,051
Grupo Ferrovial SA	100	9,876

Hellenic Technodomiki Tev SA	210	2,754

HOCHTIEF AG	100	10,909

Husqvarna AB, Ser. A	135	1,922

Husqvarna AB, Ser. B	450	6,407

International Stock Market Portfolio	AARP PORTFOLIOS 2007 ANNUAL REPORT	55

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Construction & Engineering (continued)
Kajima Corp.	2,000	$8,363

Kinden Corp.	1,000	8,671

Kurita Water Industries Ltd.	200	6,272

Leighton Holdings Ltd.	320	11,207

Nishimatsu Construction Co.
Ltd.	1,000	3,525
Obayashi Corp.	1,000	5,445

SembCorp Industries Ltd.	2,000	7,451

Shimizu Corp.	1,000	5,794

Skanska AB	580	12,493

Taisei Corp.	1,000	3,379

Toda Corp.	1,000	5,316

YIT OYJ	240	7,576

Total		238,347

Construction Materials–1.0%
Biffa PLC	560	3,050

Boral Ltd.	1,440	10,722

Cimpor Cimentos de Portugal
SGPS SA	466	4,404
CRH PLC	1,035	51,254

CSR Ltd.	1,990	5,880

Fletcher Building Ltd.	1,019	9,727

Hanson PLC	1,345	29,086

Holcim Ltd.	371	40,249

Imerys SA	70	7,108

Italcementi SpA	120	3,718

James Hardie Industries NV	800	5,923

Lafarge SA	284	51,987

1RHI AG	58	3,170

Rinker Group Ltd.	1,596	25,530

Sumitomo Osaka Cement Co.
Ltd.	1,000	2,650
Taiheiyo Cement Corp.	2,000	8,849

Titan Cement Co. SA	140	8,101

Total		271,408

Containers & Packaging–0.1%
Amcor Ltd.	1,488	9,437

Rexam PLC	1,263	12,637

Toyo Seikan Kaisha Ltd.	300	5,786

Total		27,860

Distributors–0.1%
D’ieteren SA	6	2,682

Li & Fung Ltd.	4,200	15,175

Olam International Ltd.	1,000	2,013

Total		19,870

Diversified Financials–4.0%
3i Group PLC	839	19,608

Acom Co. Ltd.	100	3,582

Aeon Credit Service Co. Ltd.	100	1,583

Aiful Corp.	100	2,869

Amvescap PLC	1,535	19,908

Australian Stock Exchange Ltd.	330	13,645

Babcock & Brown International
Property Ltd.	447	12,175
Banco BPI SA	511	4,546

Cattles PLC	823	6,472

Challenger Financial Services
Group Ltd.	662	3,277
Close Brothers Group PLC	280	4,836

Credit Saison Co. Ltd.	300	7,803

D. Carnegie & Co. AB	100	1,756

Daiwa Securities Group, Inc.	3,000	31,919

Deutsche Boerse AG	382	43,252

E*Trade Securities Co. Ltd.	3	3,185

Experian Group Ltd.	1,940	24,498

Fortis NV	2,310	98,406

Groupe Bruxelles Lambert SA	157	19,589

Hellenic Exchanges SA Holding
Clearing Settlement and Registry	130	3,410
Hokuhoku Financial Group, Inc.	2,000	6,466

Hong Kong Exchanges and
Clearing Ltd.	2,000	28,291
Hypo Real Estate Holding AG	247	16,032

ICAP PLC	892	8,840

56	AARP PORTFOLIOS 2007 ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

June 30, 2007

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Diversified Financials (continued)
ING Groep NV	3,522	$156,132

Jafco Co. Ltd.	100	4,603

Keppel Corp. Ltd.	2,000	16,339

London Stock Exchange Group
PLC	362	9,840
Man Group PLC	3,404	41,586

Mediolanum SpA	660	5,514

Mitsubishi UFJ Securities Co.	1,000	11,207

Mitsui Trust Holdings, Inc.	1,000	8,703

Nikko Cordial Corp.	1,000	13,055

Nomura Holdings, Inc.	3,200	62,234

OMX AB	200	5,987

ORIX Corp.	170	44,702

Perpetual Ltd.	100	6,666

Promise Co. Ltd.	100	3,079

Provident Financial PLC	530	7,469

Schroders PLC	260	6,681

Shinko Securities Co. Ltd.	2,000	10,340

Singapore Exchange Ltd.	2,000	12,810

Sumitomo Trust & Banking Co.
Ltd.	2,000	19,043
Swire Pacific Ltd.	1,500	16,758

Takefuji Corp.	200	6,710

Tullett Prebon PLC	574	5,153

UBS AG	3,806	228,839

Total		1,089,398

Diversified Telecommunication Services–3.3%
Belgacom SA	297	13,190

BT Group PLC	15,819	105,515

Deutsche Telekom AG	5,342	98,871

Elisa OYJ	280	7,654

France Telecom SA	3,189	87,952

Hellenic Telecommunications
Organization SA	560	17,337
Hutchison Telecommunications
International Ltd.	3,000	3,868

Mobistar SA	60	5,127

Nippon Telegraph & Telephone
Corp.	10	44,326
PCCW Ltd.	6,000	3,683

Portugal Telecom SGPS SA	1,519	21,008

Royal KPN NV	3,646	60,728

Singapore Telecommunications
Ltd.	15,300	33,998
Swisscom AG	44	15,052

Tele2 AB	530	8,688

Telecom Corp. of New Zealand
Ltd.	3,806	13,502
Telecom Italia SpA	20,026	54,960

Telecom Italia SpA (RNC–
Participating Cumulative)	11,162	24,794
Telefonica SA	8,256	184,614

Telekom Austria AG	630	15,757

Telenor ASA	1,500	29,449

TeliaSonera AB	4,170	30,752

Telstra Corp. Ltd.	5,515	21,493

Total		902,318

Electric Utilities–3.1%
British Energy Group PLC	1,976	21,445

Cheung Kong Infrastructure
Holdings Ltd.	1,000	3,690
Chubu Electric Power Co., Inc.	1,200	31,798

CLP Holdings Ltd.	2,500	16,770

Contact Energy Ltd.	489	3,405

E.ON AG	1,171	196,768

Electric Power Development Co.	300	11,912

Endesa SA	1,398	75,998

Enel SpA	8,101	87,343

Energias de Portugal SA	3,452	19,088

Hokkaido Electric Power Co.,
Inc.	400	8,671
HongKong Electric Holdings	2,500	12,630

Iberdrola SA	1,605	90,115

International Power PLC	2,755	23,737

Kansai Electric Power Co., Inc.	1,400	33,070

Kyushu Electric Power Co., Inc.	700	18,322

Public Power Corp.	280	7,912

International Stock Market Portfolio	AARP PORTFOLIOS 2007 ANNUAL REPORT	57

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Electric Utilities (continued)
Scottish & Southern Energy PLC	1,612	$46,857

Solarworld AG	224	10,357

Terna SpA	2,170	7,510

Tohoku Electric Power Co., Inc.	700	15,684

Tokyo Electric Power Co., Inc.	2,300	73,806

Union Fenosa SA	201	10,774

Verbund–Oesterreichische
Elektrizitatswirtschafts–AG	156	7,989

Total		835,651

Electrical Equipment–2.0%
ABB Ltd.	3,944	89,570

Bekaert SA	26	3,826

Fanuc Ltd.	400	41,230

Fuji Electric Holdings Co. Ltd.	1,000	5,073

Fujikura Ltd.	1,000	7,431

Furukawa Electric Co. Ltd.	1,000	5,518

Hitachi Cable Ltd.	1,000	5,851

Matsushita Electric Works Ltd.	1,000	12,771

Mitsubishi Electric Corp.	4,000	37,016

Nitto Denko Corp.	300	15,121

Schneider Electric SA	405	57,015

Siemens AG	1,600	230,524

Sumitomo Electric Industries Ltd.	1,300	19,341

Ushio, Inc.	200	4,433

[1]Vestas Wind Systems A/S	270	17,855

Total		552,575

Electronic Equipment & Instruments–1.1%
Alps Electric Co. Ltd.	300	2,995

Barco NV	23	2,136

Citizen Watch Co. Ltd.	700	6,302

Cookson Group PLC	361	5,134

Dainippon Screen Manufacturing
Co. Ltd.	1,000	7,544
Hirose Electric Co. Ltd.	100	13,144

Hitachi Chemical Co. Ltd.	200	4,522

Hitachi Ltd.	6,000	42,543

Hoya Corp.	700	23,200

Ibiden Co. Ltd.	300	19,351

Keyence Corp.	100	21,822

Kingboard Chemical Holdings
Ltd.	2,000	9,209
Kudelski SA	80	2,810

Kyocera Corp.	300	31,944

Mabuchi Motor Co. Ltd.	100	6,118

Nidec Corp.	200	11,734

[1]Oki Electric Industry Co. Ltd.	1,000	1,856

Omron Corp.	400	10,502

Premier Farnell PLC	756	3,033

Rohm Co. Ltd.	200	17,746

Tandberg ASA	200	4,503

TDK Corp.	200	19,318

Venture Corp. Ltd.	1,000	10,261

Yaskawa Electric Corp.	1,000	11,377

Yokogawa Electric Corp.	300	4,021

Total		293,125

Energy Equipment & Services–0.3%
Acergy SA	380	8,637

Fugro NV	111	7,061

[1]Renewable Energy Corp. AS	323	12,600

SBM Offshore NV	249	9,527

[1]SeaDrill Ltd.	403	8,698

Technip SA	181	15,000

WorleyParsons Ltd.	340	9,815

Total		71,338

Food & Drug Retailing–1.6%
Axfood AB	50	1,774

Carrefour SA	1,133	79,866

Casino Guichard Perrachon SA	80	8,112

Coles Myer Ltd.	2,122	29,043

Colruyt SA	40	8,382

Delhaize Group	139	13,690

FamilyMart Co. Ltd.	100	2,634

J Sainsbury PLC	2,960	34,707

58	AARP PORTFOLIOS 2007 ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

June 30, 2007

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Food & Drug Retailing (continued)
Kesko OYJ	160	$10,673

[1]Koninklijke Ahold NV	2,862	36,100

Lawson, Inc.	100	3,452

Seven & I Holdings Co. Ltd.	1,500	42,786

Tesco PLC	14,966	125,644

Woolworths Ltd.	2,208	50,617

Total		447,480

Food Products–2.4%
Ajinomoto Co., Inc.	1,000	11,515

Cadbury Schweppes PLC	3,992	54,456

Coca Cola Hellenic Bottling Co. SA	200	9,193

Danisco A	90	6,728

East Asiatic Co. Ltd. A/S	50	2,757

Ebro Puleva SA	143	3,088

Futuris Corp. Ltd.	1,332	3,144

Goodman Fielder Ltd.	2,138	4,411

Greencore Group PLC	375	2,829

Groupe DANONE	828	67,187

Iaws Group PLC	263	5,512

Kerry Group PLC	260	7,276

Meiji Dairies Corp.	1,000	6,361

Nestle SA	762	290,084

Nichirei Corp.	1,000	5,146

Nisshin Seifun Group, Inc.	500	4,939

Nissin Food Products Co. Ltd.	200	6,693

1PAN Fish ASA	4,800	5,227

Parmalat SpA	2,910	12,353

Royal Numico NV	311	16,200

[1]Suedzucker AG	141	3,134

Tate & Lyle PLC	904	10,292

Tingyi Cayman Islands Holding
Corp.	4,000	4,620
Unilever NV	3,224	100,511

Yakult Honsha Co. Ltd.	200	5,057

Total		648,713

Gas Utilities–0.6%
AGL Energy Ltd.	810	10,433

Alinta Ltd.	920	11,889

Centrica PLC	6,765	52,723

Gas Natural SDG SA	330	20,134

Hong Kong & China Gas Co.	6,600	13,877

Osaka Gas Co. Ltd.	3,000	11,134

Snam Rete Gas SpA	2,169	12,859

Tokyo Gas Co. Ltd.	4,000	18,930

Total		151,979

Health Care Equipment & Supplies–1.0%
Air Liquide SA	454	59,807

Alfresa Holdings Corp.	100	6,961

Ansell Ltd.	332	3,439

Cie Generale d’Optique Essilor
International SA	183	21,863
Cochlear Ltd.	130	6,733

Coloplast A/S	44	3,577

Elekta AB	148	2,572

Fisher & Paykel Healthcare
Corp.	865	2,253
Getinge AB	390	8,443

Luxottica Group SpA	258	10,039

Nobel Biocare Holding AG	40	13,087

Olympus Corp.	1,000	38,977

Omega Pharma SA	39	3,387

Phonak Holding AG	100	8,986

[1]Qiagen NV	370	6,653

Smith & Nephew PLC	1,707	21,197

SSL International PLC	398	3,487

Straumann Holding AG	20	5,620

Synthes, Inc.	111	13,321

Terumo Corp.	300	11,572

[1]William Demant Holding A/S	100	9,937

Total		261,911

Health Care Providers & Services–0.2%
Celesio AG	160	10,413

Fresenius Medical Care AG &
Co. KGaA	360	16,611

International Stock Market Portfolio	AARP PORTFOLIOS 2007 ANNUAL REPORT	59

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Health Care Providers & Services (continued)
Mediceo Paltac Holdings Co.
Ltd.	300	$4,590
Parkway Holdings Ltd.	1,000	2,614

Sonic Healthcare Ltd.	550	7,033

Suzuken Co. Ltd.	100	3,120

Total		44,381

Hotels Restaurants & Leisure–1.0%
Accor SA	372	33,052

Aristocrat Leisure Ltd.	507	6,186

Autogrill SpA	172	3,648

[1]BetandWin.com Interactive
Entertainment AG	47	1,571
Carnival PLC	310	14,832

City Developments Ltd.	1,000	11,306

Compass Group PLC	3,803	26,377

Enterprise Inns PLC	1,100	15,204

First Choice Holidays PLC	1,010	6,463

Intercontinental Hotels Group
PLC	574	14,324
Kuoni Reisen Holding	5	3,006

Ladbrokes PLC	1,187	10,311

Lottomatica SpA	97	3,870

OPAP SA	430	15,231

Oriental Land Co. Ltd.	100	5,210

Paddy Power PLC	101	3,147

Punch Taverns PLC	502	12,387

Rank Group PLC	701	2,619

Shangri-La Asia Ltd.	2,000	4,834

Sky City Entertainment Group
Ltd.	741	2,909
Sodexho Alliance SA	183	13,150

TABCORP Holdings Ltd.	1,120	16,309

[1]Thomas Cook Group PLC	1,002	6,513

TUI AG	370	10,265

UOL Group, Ltd.	1,000	3,791

Whitbread PLC	342	12,137

William Hill PLC	740	9,130

Total		267,782

Household Durables–1.6%
Bang & Olufsen A/S	25	2,993

Barratt Developments PLC	540	10,757

Bellway PLC	220	5,561

Bovis Homes Group PLC	224	4,013

Casio Computer Co. Ltd.	400	6,236

Daito Trust Construction Co.
Ltd.	100	4,757
Daiwa House Industry Co. Ltd.	1,000	14,278

Electrolux AB	450	10,711

[1]Galiform PLC	1,214	3,318

George Wimpey PLC	788	7,951

[1]Haseko Corp.	1,500	4,437

Koninklijke Philips Electronics NV	2,138	91,223

Makita Corp.	200	8,881

Matsushita Electric Industrial Co.
Ltd.	4,000	79,251
Nobia AB	300	3,746

Persimmon PLC	529	12,289

Pioneer Corp.	300	4,077

[1]Sanyo Electric Co. Ltd.	2,000	3,274

Sekisui Chemical Co. Ltd.	1,000	7,722

Sekisui House Ltd.	1,000	13,330

Sharp Corp.	2,000	37,924

Sony Corp.	1,900	97,460

Taylor Woodrow PLC	1,122	8,120

Thomson	400	7,641

Total		449,950

Household Products–0.3%
Kao Corp.	1,000	25,850

Reckitt Benckiser PLC	1,164	63,864

Uni-Charm Corp.	100	5,664

Total		95,378

Industrial Conglomerates–0.8%
Aeon Mall Co. Ltd.	100	3,071

[1]Brambles Ltd.	2,791	28,863

60	AARP PORTFOLIOS 2007 ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

June 30, 2007

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Industrial Conglomerates (continued)
Burberry Group PLC	1,038	$14,305

Davis Service Group PLC	334	4,171

DCC PLC	136	4,587

FKI PLC	1,246	3,162

Hopewell Holdings Ltd.	2,000	8,160

Hutchison Whampoa Ltd.	4,000	39,725

Intertek Group PLC	360	7,106

IVG Immobilien AG	169	6,610

Macquarie Communications
Infrastructure Group	567	3,047
Melco International
Development Ltd.	2,000	2,967
Orkla ASA	1,554	29,521

Pirelli & C SpA	5,630	6,729

Rheinmetall AG	96	8,953

Sonae SGPS SA	1,493	4,239

Tomkins PLC	1,651	8,611

Wesfarmers Ltd.	703	27,295

Total		211,122

Insurance–4.8%
Aegon NV	2,748	54,390

Alleanza Assicurazioni SpA	720	9,423

Allianz AG	856	200,890

AMP Ltd.	3,582	30,778

Assicurazioni Generali SpA	1,944	78,215

Aviva PLC	4,855	72,412

AXA Asia Pacific Holdings Ltd.	1,613	10,175

AXA SA	2,929	126,755

CNP Assurances	83	10,654

Fondiaria-SAISpA	141	6,842

Friends Provident PLC	3,540	12,726

Insurance Australia Group Ltd.	3,330	16,116

Irish Life & Permanent PLC	505	12,760

Legal & General Group PLC	12,782	38,488

Mapfre SA	1,300	6,468

Millea Holdings, Inc.	1,500	61,505

Mitsui Sumitomo Insurance Co.
Ltd.	2,000	25,639
MLP AG	125	2,408

Muenchener Rueckversicherungs
AG	407	74,938
Old Mutual PLC	9,938	33,672

Prudential PLC	4,612	66,059

QBE Insurance Group Ltd.	1,536	40,689

Resolution PLC	1,325	16,639

Sampo OYJ	800	23,102

SCOR SA	230	6,262

Sompo Japan Insurance, Inc.	2,000	24,456

Standard Life PLC	4,445	29,448

Storebrand ASA	500	7,811

[1]Swiss Life Holding	63	16,675

Swiss Reinsurance	664	60,699

T&D Holdings, Inc.	400	27,001

[1]Topdanmark A/S	50	8,557

TrygVesta A/S	53	4,169

Wiener Staedtische
Versicherung AG	53	3,783
Zurich Financial Services AG	274	84,890

Total		1,305,494

Internet & Catalog Retail–0.0%
Rakuten, Inc.	10	3,363

Internet Software & Services–0.2%
SBI Holdings, Inc.	10	3,172

Softbank Corp.	1,300	28,022

Tencent Holdings Ltd.	2,000	8,045

Yahoo! Japan Corp.	30	10,174

Total		49,413

It Consulting & Services–0.3%
[1]Atos Origin SA	138	8,653

Capgemini SA	242	17,788

Computershare Ltd.	880	8,435

CSK Holdings Corp.	100	3,517

Indra Sistemas SA	340	8,513

LogicaCMG PLC	2,710	8,250

International Stock Market Portfolio	AARP PORTFOLIOS 2007 ANNUAL REPORT	61

Portfolio of investments

	Shares	Value

Common Stocks (continued)
It Consulting & Services (continued)
Nomura Research Institute Ltd.	200	$5,883

NTT Data Corp.	2	9,481

Tietoenator OYJ	140	4,524

Total		75,044

Leisure Equipment & Products–0.3%
AGFA-Gevaert NV	240	6,217

Amer Sports OYJ	100	2,475

Fuji Photo Film Co. Ltd.	900	40,185

Konica Minolta Holdings, Inc.	1,000	14,740

Namco Bandai Holdings, Inc.	400	6,308

Sankyo Co. Ltd.	100	4,206

Shimano, Inc.	200	6,855

Tattersall’s Ltd.	1,839	7,339

Yamaha Corp.	300	6,223

Total		94,548

Machinery–2.1%
Alfa Laval AB	200	12,121

Amada Co. Ltd.	1,000	12,487

Andritz AG	73	4,835

Atlas Copco AB, Ser. A	1,253	21,043

Atlas Copco AB, Ser. B	816	12,870

[1]Charter PLC	278	6,162

Daikin Industries Ltd.	400	14,554

EBARA Corp.	1,000	4,587

Heidelberger Druckmaschinen AG	110	5,343

Hino Motors Ltd.	1,000	5,972

Hitachi Construction Machinery
Co. Ltd.	200	6,953
IMI PLC	700	8,362

Ishikawajima-Harima Heavy
Industries Co. Ltd.	2,000	7,293
Japan Steel Works Ltd.	1,000	15,234

JTEKT Corp.	400	7,228

Kawasaki Heavy Industries Ltd.	3,000	12,252

KCI Konecranes OYJ	100	4,206

Komatsu Ltd.	1,800	52,218

Kubota Corp.	2,000	16,207

Linde AG	225	27,149

MAN AG	228	32,908

Metso OYJ	290	17,180

Minebea Co. Ltd.	1,000	5,648

Mitsubishi Heavy Industries Ltd.	6,000	38,459

Mitsui Engineering &
Shipbuilding Co. Ltd.	2,000	10,680
NGK Insulators Ltd.	1,000	24,553

NSK Ltd.	1,000	10,340

NTN Corp.	1,000	8,614

Rieter Holding AG	8	4,186

Sandvik AB	1,863	37,816

Scania AB	800	19,627

SembCorp Marine Ltd.	1,000	3,202

SMC Corp.	100	13,290

Sulzer AG	7	9,070

Sumitomo Heavy Industries Ltd.	1,000	11,321

Techtronic Industries Co.	1,500	1,999

THK Co. Ltd.	200	5,008

Tomra Systems ASA	400	3,508

Volvo AB, Ser. A	2,000	40,013

Volvo AB, Ser. B	1,000	20,591

Wartsila OYJ	100	6,611

Zardoya Otis SA	195	7,672

Total		589,372

Marine–0.4%
A.P. Moller-Maersk Group A/S	2	24,162

Compagnie Maritime Belge SA	36	2,532

Cosco Corp. Singapore Ltd.	2,000	4,889

Frontline Ltd.	110	5,103

Kamigumi Co. Ltd.	1,000	8,654

Kawasaki Kisen Kaisha Ltd.	1,000	12,212

Mitsui OSK Lines Ltd.	2,000	27,130

Neptune Orient Lines Ltd.	1,000	3,464

Nippon Yusen Kabushiki Kaisha	2,000	18,330

Shun Tak Holdings Ltd.	2,000	2,952

Total		109,428

62	AARP PORTFOLIOS 2007 ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

June 30, 2007

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Media–1.8%
Aegis Group PLC	2,070	$5,710

[1]Antena 3 de Television SA	186	3,883

APN News & Media Ltd.	619	3,075

Arnoldo Mondadori Editore SpA	253	2,480

British Sky Broadcasting PLC	2,181	28,001

Daily Mail & General Trust PLC	671	10,304

Dentsu, Inc.	3	8,484

Emap PLC	366	6,043

EMI Group PLC	1,595	8,575

Eniro AB	350	4,459

Gestevision Telecinco SA	184	5,234

Independent News & Media PLC	1,506	7,635

ITV PLC	7,256	16,623

John Fairfax Holdings Ltd.	2,690	10,735

Lagardere SCA	221	19,256

M6-Metropole Television	111	3,621

Mediaset SpA	1,320	13,661

[1]Metro International SA	210	216

Modern Times Group AB	100	6,477

Pearson PLC	1,541	26,060

[1]Premiere AG	138	3,284

Promotora de Informaciones SA	138	3,045

Publicis Groupe	264	11,653

Publishing & Broadcasting Ltd.	833	13,862

Reed Elsevier NV	1,289	24,641

Reed Elsevier PLC	2,337	30,309

Reuters Group PLC	2,368	29,404

Sanoma-WSOY OYJ	130	4,125

Schibsted ASA	100	4,580

Seat Pagine Gialle SpA	9,350	5,619

Singapore Press Holdings Ltd.	3,000	9,097

[1]Sogecable SA	83	3,484

Television Broadcasts Ltd.	1,000	7,034

Television Francaise 1 (TFI)	200	6,941

Toho Co. Ltd.	300	5,421

Tokyo Broadcasting System, Inc.	100	3,055

Trinity Mirror PLC	610	6,473

United Business Media PLC	465	7,416

Vivendi SA	2,161	93,227

Wolters Kluwer NV	541	16,566

Yell Group PLC	1,387	12,862

Total		492,630

Metals & Mining–5.1%
Acerinox SA	291	7,137

Alumina Ltd.	1,840	12,170

Anglo American PLC	2,800	165,419

BHP Billiton Ltd.	6,568	195,347

BHP Billiton PLC	4,500	125,479

BlueScope Steel Ltd.	1,398	12,273

Boliden AB	500	10,423

Daido Steel Co. Ltd.	1,000	6,815

Dowa Mining Co. Ltd.	1,000	10,656

[1]Fortescue Metals Group Ltd.	222	6,371

Husqvarna AB. Ser. B SEK 2.50	100	2,110

Husqvarna AB. Ser. B NPV	640	13,505

Iluka Resources Ltd.	543	2,840

JFE Holdings, Inc.	1,100	68,368

Johnson Matthey PLC	415	14,086

Kobe Steel Ltd.	5,000	18,962

Kone OYJ	140	8,850

Mitsubishi Materials Corp.	2,000	10,907

Mitsui Mining & Smelting Co. Ltd.	1,000	4,668

Mittal Steel Co. NV	1,732	109,047

Newcrest Mining Ltd.	655	12,708

Nippon Steel Corp.	11,000	77,371

Nisshin Steel Co. Ltd.	1,000	4,562

OneSteel Ltd.	979	5,345

Outokumpu OYJ	200	6,765

Rautaruukki OYJ	180	11,576

Rio Tinto Ltd.	536	44,958

Rio Tinto PLC	1,929	148,092

Salzgitter AG	80	15,519

International Stock Market Portfolio	AARP PORTFOLIOS 2007 ANNUAL REPORT	63

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Metals & Mining (continued)
SSAB Svenskt Stal AB Class A	250	$10,314

SSAB Svenskt Stal AB Class B	200	7,652

Sumitomo Metal Industries Ltd.	8,000	47,065

Sumitomo Metal Mining Co. Ltd.	1,000	21,677

The Umicore Group	40	8,721

ThyssenKrupp AG	688	41,047

Toho Titanium Co. Ltd.	100	4,052

Tokyo Steel Manufacturing Co.
Ltd.	200	3,134
Vallourec Group	91	29,306

Viohalco SA	210	3,265

Voestalpine AG	207	17,491

Xstrata PLC	1,165	69,808

Zinifex Ltd.	827	13,215

Total		1,409,076

Multi-line Retail–0.6%
Aeon Co. Ltd.	1,100	20,412

Harvey Norman Holdings Ltd.	1,080	4,851

Home Retail Group	1,685	15,515

Isetan Co. Ltd.	300	4,923

[1]KarstadtQuelle AG	108	3,653

Marks & Spencer Group PLC	3,175	39,998

Marui Co. Ltd.	500	6,300

Metro AG	286	23,772

Mitsukoshi Ltd.	1,000	5,000

Next PLC	420	16,927

PPR SA	144	25,223

Takashimaya Co. Ltd.	1,000	12,609

Total		179,183

Multi-Utilities–1.0%
RWE AG	830	88,636

Suez SA	1,950	112,016

United Utilities PLC	1,665	23,698

Veolia Environnement	661	51,858

Total		276,208

Office Electronics–0.6%
Canon Marketing Japan, Inc.	200	4,084

Canon, Inc.	2,000	117,175

Neopost SA	60	8,802

OCE N.V.	141	2,753

Ricoh Co. Ltd.	1,000	23,095

Total		155,909

Oil & Gas–7.5%
Aeroports de Paris	65	7,571

BG Group PLC	6,438	106,096

BP PLC	36,561	442,259

Caltex Australia Ltd.	300	6,029

1DET Norske Oljeselskap	1,500	3,152

ENI SpA	4,925	179,110

Fortum OYJ	830	26,022

Gaz de France	375	19,007

Hellenic Petroleum SA	230	3,707

Inpex Holdings, Inc.	2	18,638

Japan Petroleum Exploration Co.	100	7,058

[1]Lundin Petroleum AB	410	4,101

Motor Oil Hellas Corinth
Refineries SA	101	2,654
National Grid PLC	5,018	74,290

Neste Oil OYJ	220	8,664

Nippon Mining Holdings, Inc.	1,500	14,367

Nippon Oil Corp.	2,000	18,573

Norsk Hydro ASA	1,307	50,544

[1]Ocean RIG ASA	394	2,934

OMV AG	301	20,139

Origin Energy Ltd.	1,650	13,925

[1]Paladin Resources Ltd.	1,110	7,785

[1]Petroleum Geo-Services ASA	420	10,490

ProSafe ASA	350	5,610

Repsol YPF SA	1,520	60,108

Royal Dutch Shell PLC	6,957	283,867

Royal Dutch Shell PLC,
B Shares	5,295	221,257
Santos Ltd.	1,111	13,150

Showa Shell Sekiyu KK	400	4,956

64	AARP PORTFOLIOS 2007 ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

June 30, 2007

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Oil & Gas (continued)
Statoil ASA	1,190	$37,037

TonenGeneral Sekiyu KK	1,000	9,748

Total SA	4,096	333,695

Woodside Petroleum Ltd.	891	34,610

Total		2,051,153

Paper & Forest Products–0.3%
Holmen AB	130	5,515

Nippon Paper Group, Inc.	1	3,323

Norske Skogindustrier ASA	320	4,624

OJI Paper Co. Ltd.	2,000	9,708

PaperlinX Ltd.	828	2,615

Stora Enso OYJ	1,080	20,412

Svenska Cellulosa AB	1,080	18,137

UPM-Kymmene OYJ	960	23,751

Total		88,085

Personal Products–0.6%
Beiersdorf AG	165	11,787

L’Oreal SA	467	55,433

Oriflame Cosmetics SA	100	4,710

Shiseido Co. Ltd.	1,000	21,312

Unilever PLC	2,491	80,703

Total		173,945

Pharmaceuticals–5.3%
Altana AG	110	2,658

Astellas Pharma, Inc.	1,000	43,434

AstraZeneca PLC	2,879	154,954

Chugai Pharmaceutical Co. Ltd.	500	8,975

CSL Ltd.	332	24,806

Daiichi Sankyo Co. Ltd.	1,300	34,448

Eisai Co. Ltd.	500	21,798

[1]Elan Corp. PLC	906	19,704

GlaxoSmithKline PLC	10,819	283,230

H Lundbeck A	100	2,543

Kyowa Hakko Kogyo Co. Ltd.	1,000	9,424

Merck KGaA	107	14,762

Novartis AG	4,371	246,384

Novo-Nordisk A/S	460	50,141

Orion OYJ	168	4,211

Roche Holding AG	1,337	237,451

Sanofi-Aventis	1,917	155,761

Santen Pharmaceutical Co. Ltd.	200	4,862

Shionogi & Co. Ltd.	1,000	16,288

Takeda Pharmaceutical Co. Ltd.	1,600	103,205

UCB SA	193	11,442

Total		1,450,481

Real Estate–3.1%
[2]Ascendas Real Estate Investment
Trust	2,000	3,843
[1]Berkeley Group Holdings PLC	230	8,217

[2]British Land Co. PLC	962	25,860

[2]Brixton PLC	620	5,454

[2]CapitaCommercial Trust	2,000	3,830

[2]CapitaLand Ltd.	3,000	15,881

[2]CapitaMall Trust	2,000	5,516

[2]Castellum AB	300	3,625

[2]Centro Properties Group	1,547	11,165

[2]Centro Retail Group	161	232

2CFS Retail Property Trust	2,696	4,921

2CFS Retail Property Trust–New	130	237

Cheung Kong Holdings Ltd.	3,000	39,328

[2]Cofinimmo	13	2,479

[2]Commonwealth Property Office
Fund	3,017	4,291
[2]Corio NV	110	8,652

2DB RREEF Trust	5,187	8,654

Fabege AB	200	2,205

[2]Gecina SA	21	3,520

2GPT Group	3,781	14,960

[2]Great Portland Estates PLC	308	4,093

[2]Hammerson PLC	631	18,152

[2]Hang Lung Properties Ltd.	4,000	13,787

[2]Henderson Land Development
Co. Ltd.	2,000	13,621
[2]Hysan Development Co. Ltd.	2,077	5,525

International Stock Market Portfolio	AARP PORTFOLIOS 2007 ANNUAL REPORT	65

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Real Estate (continued)
Icade	61	$4,725

1IMMOEAST Immobilien
Anlagen AG	706	9,993
[1,2]IMMOFINANZ Immobilien
Anlagen AG	920	13,445
2ING Industrial Fund	1,501	2,982

[2]Investa Property Group	2,954	7,324

[2]Japan Prime Realty Investment
Corp.	1	3,898
[2]Japan Real Estate Investment
Corp.	1	11,750
[2]Japan Retail Fund Investment
Corp.	1	8,671
[2]Keppel Land Ltd.	1,000	5,719

[2]Kerry Properties Ltd.	1,022	6,444

[2]Klepierre	46	7,832

[2]Kungsleden AB	233	2,918

[2]Land Securities Group PLC	898	31,399

Lend Lease Corp. Ltd.	656	10,326

Leopalace21 Corp.	200	6,823

[2]Liberty International PLC	579	13,299

[2]Link Real Estate Investment
Trust (The Link REIT)	3,000	6,638
[2]Macquarie Goodman Group	2,540	14,492

[2]Macquarie Office Trust	3,926	5,567

[2]Mirvac Group	1,880	9,098

[2]Mitsubishi Estate Co. Ltd.	2,000	54,293

[2]Mitsui Fudosan Co. Ltd.	2,000	56,076

Multiplex Group	1,073	4,482

[2]New World Development Ltd.	4,130	10,332

[2]Nippon Building Fund, Inc.	1	13,857

Nomura Real Estate Holdings,
Inc.	100	3,249
Nomura Real Estate Office
Fund, Inc.	1	10,778
2NTT Urban Development Corp.	2	3,873

1PSP Swiss Property AG	79	4,427

Rodamco Europe NV	99	13,277

Sacyr Vallehermoso SA	197	9,516

Shui On Land Ltd.	3,500	3,138

[2]Sino Land Co.	2,064	4,308

[2]Slough Estates PLC	840	10,532

[2]Stockland Trust Group	2,536	17,549

[2]Sumitomo Realty & Development
Co. Ltd.	1,000	32,576
Sun Hung Kai Properties Ltd.	3,000	36,144

[2]Suntec Real Estate Investment
Trust	2,000	2,536
[2]Tokyo Tatemono Co. Ltd.	1,000	12,455

[2]Tokyu Land Corp.	1,000	10,640

[2]Unibail Holding	143	36,762

[2]Wereldhave NV	60	8,392

[2]Westfield Group	3,260	55,247

[1,2]Westfield Group (New)	66	1,103

Wharf Holdings Ltd.	3,000	11,990

[2]Wing Tai Holdings Ltd.	1,000	2,601

Total		841,524

Road & Rail–0.8%
Arriva PLC	500	6,921

Central Japan Railway Co.	3	31,603

ComfortDelgro Corp. Ltd.	3,000	4,274

DSV A/S	400	7,866

East Japan Railway Co.	6	46,189

Firstgroup PLC	790	10,586

Hankyu Hanshin Holdings, Inc.	2,000	10,551

Keihin Electric Express Railway
Co. Ltd.	1,000	6,596
Keio Corp.	1,000	6,645

Keisei Electric Railway Co. Ltd.	1,000	5,851

Kintetsu Corp.	3,000	9,019

MTR Corp.	2,592	6,160

National Express Group PLC	290	6,219

Nippon Express Co. Ltd.	2,000	11,361

Odakyu Electric Railway Co. Ltd.	1,000	6,159

Stagecoach Group PLC	990	3,630

66	AARP PORTFOLIOS 2007 ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

June 30, 2007

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Road & Rail (continued)
Tobu Railway Co. Ltd.	2,000	$9,027

Tokyu Corp.	2,000	13,354

West Japan Railway Co.	3	13,954

Total		215,965

Semiconductor Equipment & Products–0.7%
Advantest Corp.	300	13,055

ARM Holdings PLC	2,170	6,377

1ASML Holding NV	843	23,364

1CSR PLC	200	3,143

[1]Infineon Technologies AG	1,442	23,998

Murata Manufacturing Co. Ltd.	400	30,112

Nikon Corp.	1,000	27,876

1OC Oerlikon Corp. AG	11	5,850

Seiko Epson Corp.	200	5,786

Shinko Electric Industries	100	2,156

STMicroelectronics NV	1,292	25,065

Sumco Corp.	200	10,032

Tokyo Electron Ltd.	300	22,074

Total		198,888

Software–0.7%
[1]Business Objects SA	185	7,308

Dassault Systemes SA	90	5,690

Konami Corp.	200	4,578

Misys PLC	1,060	4,987

Nintendo Co. Ltd.	200	73,093

Oracle Corp. Japan	100	4,408

Sage Group PLC	2,404	11,309

SAP AG	1,673	86,107

Total		197,480

Specialty Retail–1.0%
Aoyama Trading Co. Ltd.	100	3,071

Billabong International Ltd.	277	4,222

Compagnie Financiere Richemont
AG	993	59,624

Douglas Holding AG	63	4,108

DSG International PLC	3,489	11,107

Esprit Holdings Ltd.	2,000	25,375

Fast Retailing Co. Ltd.	100	7,107

[1]Grafton Group PLC	480	6,853

Hennes & Mauritz AB	930	55,207

Inchcape PLC	794	7,980

Inditex SA	392	23,196

Kesa Electricals PLC	1,280	8,082

Kingfisher PLC	4,218	19,165

Nitori Co. Ltd.	50	2,492

Sega Sammy Holdings, Inc.	300	4,850

Signet Group PLC	2,880	6,008

Travis Perkins PLC	240	9,148

USS Co. Ltd.	50	3,181

Yamada Denki Co. Ltd.	150	15,656

Yue Yuen Industrial Holdings Ltd.	1,000	3,101

Total		279,533

Textiles & Apparel–0.4%
Adidas AG	393	24,855

Bulgari SpA	400	6,441

Fiberweb PLC	212	671

Hermes International	135	15,315

LVMH Moet Hennessy Louis
Vuitton SA	459	53,081
Swatch Group AG	55	15,681

Swatch Group AG-Registered
Shares	98	5,564
Toyobo Co. Ltd.	1,000	2,860

Total		124,468

Tobacco–0.9%
Altadis SA	485	32,260

British American Tobacco PLC	2,902	98,850

Imperial Tobacco Group PLC	1,268	58,682

Japan Tobacco, Inc.	8	39,415

Swedish Match AB	500	9,675

Total		238,882

International Stock Market Portfolio	AARP PORTFOLIOS 2007 ANNUAL REPORT	67

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Trading Companies & Distributors–1.1%
Bunzl PLC	802	$11,190

Electrocomponents PLC	910	4,838

Hagemeyer NV	1,320	6,835

Hitachi High-Technologies
Corp.	100	2,593
Itochu Corp.	3,000	34,715

Marubeni Corp.	3,000	24,675

Mitsubishi Corp.	2,500	65,435

Mitsui & Co. Ltd.	3,000	59,681

Sojitz Corp.	1,800	8,052

Sumitomo Corp.	2,000	36,465

Toyota Tsusho Corp.	300	6,928

Wolseley PLC	1,199	28,911

Total		290,318

Transportation Infrastructure–0.6%
Abertis Infraestructuras SA	385	11,987

[1]Asciano Group	945	8,128

Auckland International Airport
Ltd.	1,654	4,193
Autostrade SpA	520	17,308
Brisa-Auto Estradas de
Portugal SA	560	7,533

Cintra Concesiones de
Infraestructuras de Transporte SA	535	8,535
Kuehne & Nagel International
AG	100	9,215
Macquarie Airports	1,342	4,603

Macquarie Infrastructure Group	5,159	15,769

Societe Des Autoroutes
Paris-Rhin-Rhone	60	6,100
Transurban Group	1,856	12,622

Vinci SA	734	55,055

Total		161,048

Water Utilities–0.1%
Kelda Group PLC	484	9,151

Severn Trent PLC	441	12,235

Sociedad General de Aguas de
Barcelona SA	99	3,639

Total		25,025

Wireless Telecommunication Services–1.8%
Bouygues SA	415	34,892

Carphone Warehouse Group
PLC	671	4,445
Cosmote Mobile
Telecommunications SA	200	6,187
[1]Foxconn International Holdings
Ltd.	4,000	11,409
KDDI Corp.	5	36,992

NTT DoCoMo, Inc.	31	48,985

PT Multimedia Servicos de
Telecomunicacoes e Multimedia SGPS SA	205	3,301
Telstra Corp. Ltd.	2,957	7,808

Vodafone Group PLC	100,486	338,251

Total		492,270

Total Common Stocks–
(Identified Cost $21,092,278)		26,323,191

Preferred Stocks–0.4%
Automobiles–0.2%
Porsche AG	17	30,384

Volkswagen AG	130	13,559

Total		43,943

Electrical Equipment–0.0%
Schindler Holding AG	100	6,658

Household Products–0.1%
Henkel KGaA	330	17,440

Insurance–0.0%
Unipol SpA	1,787	6,143

Media–0.0%
ProSiebenSat.1 Media AG	140	5,542

Multi-Utilities–0.0%
RWE AG	70	7,013

Real Estate–0.1%
[1]Meinl European Land Ltd.	571	16,358

Total Preferred Stocks–
(Identified Cost $63,906)		103,097

68	AARP PORTFOLIOS 2007 ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

June 30, 2007

Portfolio of investments

	Shares	Value

Rights/Warrants–0.0%[1]
Dowa Mining Co. Ltd. Rights,
Exp. 1/29/10	1,000	$8
Groupe Bruxelles Lambert SA
Rights, Exp. 6/28/07, Pay. 7/2/07	128	119
New World Development Assd.
Ent. Exp. 7/3/07	22	0
Unipol SpA Preferred Rights,
Exp. 7/3/07	1,787	567
Westfield Group Non Ren.
Rights, Exp. 7/6/07	262	102
Zardoya Otis SA Rights,
Exp. 7/29/07	195	746

Total Rights/Warrants–
(Identified Cost $0)		1,542

Mutual Funds–1.6%
AIM Prime Fund
(At Net Asset Value)	423,073	423,073

Total Investments–98.4%
(Identified Cost $21,579,257)		26,850,903

Other Assets & Liabilities–Net–1.6%		427,843

Total Net Assets–100.0%		$27,278,746

[1]	Non-income producing security.
[2]	Real Estate Investment Trust (REIT)

At June 30, 2007, the Portfolio had the following outstanding long futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ Depreciation

DJEuro Stoxx 50 Index	5	$305,203	September 2007	$5,803

FTSE 100 Index	1	$133,162	September 2007	$1,656

Topix Index	1	$143,835	September 2007	$(148)

MSCI EAFE Index	2	$227,720	September 2007	$1,940

Futures contracts are valued at the last sale at the market close or at the mean between the bid and asked price if the last sale is not available.

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

  See Notes to Financial Statements.

Financial Statements	AARP PORTFOLIOS 2007 ANNUAL REPORT	69

Financial Statements

Statements of assets and liabilities

June 30, 2007
	U.S. Bond Market Portfolio	U.S. Stock Market Portfolio	International Stock Market Portfolio

Assets:
Investments in securities, at value (Identified cost of $49,819,300, $40,081,770 and $21,579,257, respectively)	$49,162,560	$45,386,582	$26,850,903
Cash denominated in foreign currency (Identified cost of $421,466)	–	–	422,727
Receivable for open foreign exchange contracts	–	–	5,035
Interest and dividend receivable	487,305	47,925	66,761
Receivable from advisor (Note 6)	25,813	32,144	35,657
Receivable for investments sold	979,433	–	48,456
Receivable for futures daily variation margin	–	–	115,064
Receivable for fund shares	–	289,460	–

Total assets	$50,655,111	$45,756,111	$27,544,603

Liabilities:
Payable due to custodian	–	31	–
Payable for investments purchased	2,792,536	114,665	128,986
Payable for fund shares	53,133	–	80,956
Payable for open foreign exchange contracts	–	–	15
Payable for futures daily variation margin	–	1,000	–
Accrued Trustees’ fees	10,000	10,000	10,000
Accrued portfolio accounting fees (Note 6)	5,092	9,922	10,332
Accrued administration fees (Note 6)	1,347	1,295	775
Accrued audit fees	13,154	13,154	13,154
Accrued legal fees	9,363	9,363	9,363
Accrued printing fees	1,822	1,822	1,822
Accrued transfer and dividend disbursing agent fees and expenses	668	668	668
Other accrued expenses	8,186	7,385	9,786

Total liabilities	2,895,301	169,305	265,857

Net assets	$47,759,810	$45,586,806	$27,278,746

Net assets consist of:
Paid-in capital	$48,521,947	$39,998,315	$21,763,285
Undistributed net investment income	13,783	12,745	12,431
Net unrealized appreciation (depreciation) of investments, translation of assets and liabilities in foreign currency and futures contracts	(656,740)	5,306,386	5,287,716
Accumulated net realized gain (loss) on investments, foreign currency and futures contracts	(119,180)	269,360	215,314

Net assets	$47,759,810	$45,586,806	$27,278,746

Shares outstanding	4,886,071	3,826,923	2,098,841

Net asset value per share	$9.77	$11.91	$13.00

SeeNotes to Financial Statements

70	AARP PORTFOLIOS 2007 ANNUAL REPORT	Financial Statements

Financial Statements (continued)

Statements of operations

Year ended June 30, 2007
	U.S. Bond Market Portfolio	U.S. Stock Market Portfolio	International Stock Market Portfolio

Investment income:
Dividends (net of taxes withheld of $0, $42 and $58,469, respectively)	$–	$632,877	$657,813
Interest	1,912,653	30,885	25,770

Total investment income	1,912,653	663,762	683,583

Expenses:
Investment adviser fee (Note 6)	18,215	17,286	11,302
Administration fees (Note 6)	12,751	12,100	7,911
Trustees’ fees	19,984	19,984	19,967
Transfer and dividend disbursing agent fees and expenses (Note 6)	4,000	4,000	4,000
Audit fees	20,250	20,250	20,250
Legal fees	55,239	55,239	55,239
Portfolio accounting fees (Note 6)	60,927	96,603	112,681
Printing and postage expenses	16,338	16,338	16,338
Insurance expense	19,171	17,833	11,629
Miscellaneous	10,312	9,512	11,911

Total expenses	$237,187	$269,145	$271,228

Waivers and reimbursements (Note 6):
Waiver of investment adviser fee	(18,215)	(17,286)	(11,302)
Reimbursement of expenses by investment adviser	(127,895)	(165,431)	(192,116)

Total waivers and reimbursements	$(146,110)	$(182,717)	$(203,418)

Net expenses	91,077	86,428	67,810

Net investment income	1,821,576	577,334	615,773

Realized and unrealized gain (loss) on investments:
Net realized gain on investments and foreign exchange transactions	3,690	262,351	194,620
Net realized gain on futures contracts	–	63,914	130,379
Net change in unrealized appreciation (depreciation) of investments, translation of assets and liabilities in foreign currency and futures contracts	(87,425)	5,367,680	4,528,629

Net realized and unrealized gain (loss) on investments, foreign currency and futures contracts	(83,735)	5,693,945	4,853,628

Change in net assets resulting from operations	$1,737,841	$6,271,279	$5,469,401

SeeNotes to Financial Statements

Financial Statements	AARP PORTFOLIOS 2007 ANNUAL REPORT	71

Statements of changes in net assets

	U.S. Bond Market Portfolio
	Year ended 6/30/07	Period ended 6/30/06[1]

Increase (decrease) in net assets
Operations:
Net investment income	$1,821,576	$487,500
Net realized gain (loss) on investments, foreign currency transactions and futures contracts	3,690	(108,543)
Net change in unrealized appreciation (depreciation) of investments, translation of assets and liabilities in foreign currency and futures contracts	(87,425)	(569,315)

Change in net assets resulting from operations	1,737,841	(190,358)

Distributions to shareholders:
From net investment income	(1,822,188)	(487,432)
From net realized capital gains	–	–

Change in net assets resulting from distributions to shareholders	(1,822,188)	(487,432)

Share transactions (Note 3):
Proceeds from sale of shares	20,679,292	28,528,226
Net asset value of shares issued on reinvestment of dividends	1,822,188	487,432
Cost of shares redeemed	(2,625,043)	(370,148)

Change in net assets resulting from share transactions	19,876,437	28,645,510

Change in net assets	19,792,090	27,967,720

Net assets:
Beginning of period	$27,967,720	$–

End of period	$47,759,810	$27,967,720

Undistributed net investment income included in net assets at end of period	$13,783	$68

[1] For the period from January 1, 2006 (commencement of operations) to June 30, 2006. See Notes to Financial Statements.

72	AARP PORTFOLIOS 2007 ANNUAL REPORT	Financial Statements

Financial Statements (continued)

Statements of changes in net assets

	U.S. Stock Market Portfolio
	Year ended 6/30/07	Period ended 6/30/06[1]

Increase (decrease) in net assets
Operations:
Net investment income	$577,334	$169,073
Net realized gain (loss) on investments, foreign currency transactions and futures contracts	326,265	(5,791)
Net change in unrealized appreciation (depreciation) of investments, translation of assets and liabilities in foreign currency and futures contracts	5,367,680	(61,294)

Change in net assets resulting from operations	6,271,279	101,988

Distributions to shareholders:
From net investment income	(559,180)	(160,998)
From net realized capital gains	(64,598)	–

Change in net assets resulting from distributions to shareholders	(623,778)	(160,998)

Share transactions (Note 3):
Proceeds from sale of shares	16,268,092	25,878,216
Net asset value of shares issued on reinvestment of dividends	623,778	160,998
Cost of shares redeemed	(2,621,348)	(311,421)

Change in net assets resulting from share transactions	14,270,522	25,727,793

Change in net assets	19,918,023	25,668,783

Net assets:
Beginning of period	$25,668,783	$–

End of period	$45,586,806	$25,668,783

Undistributed net investment income included in net assets at end of period	$12,745	$8,075

[1] For the period from January 1, 2006 (commencement of operations) to June 30, 2006. See Notes to Financial Statements.

Financial Statements	AARP PORTFOLIOS 2007 ANNUAL REPORT	73

Statements of changes in net assets

	International Stock Market Portfolio
	Year ended 6/30/07	Period ended 6/30/06[1]

Increase (decrease) in net assets
Operations:
Net investment income	$615,773	$338,524
Net realized gain (loss) on investments, foreign currency transactions and futures contracts	324,999	(8,779)
Net change in unrealized appreciation (depreciation) of investments, translation of assets and liabilities in foreign currency and futures contracts	4,528,629	759,087

Change in net assets resulting from operations	5,469,401	1,088,832

Distributions to shareholders:
From net investment income	(665,642)	(295,789)
From net realized capital gains	(81,341)	–

Change in net assets resulting from distributions to shareholders	(746,983)	(295,789)

Share transactions (Note 3):
Proceeds from sale of shares	4,022,936	17,682,364
Net asset value of shares issued on reinvestment of dividends	746,983	295,789
Cost of shares redeemed	(886,505)	(98,282)

Change in net assets resulting from share transactions	3,883,414	17,879,871

Change in net assets	8,605,832	18,672,914

Net assets:
Beginning of period	$18,672,914	$–

End of period	$27,278,746	$18,672,914

Undistributed net investment income included in net assets at end of period	$12,431	$42,735

[1] For the period from January 1, 2006 (commencement of operations) to June 30, 2006. See Notes to Financial Statements.

74	AARP PORTFOLIOS 2007 ANNUAL REPORT	Financial Statements

Financial Statements (continued)

Financial Highlights

(For a share outstanding throughout the period)

	U.S. Bond Market Portfolio
	Year ended 6/30/07	Period ended 6/30/06[1]
Net asset value, beginning of period	$9.70	$10.00
Income from investment operations:
Net investment income	0.49	0.19
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.07	(0.30)

Total from investment operations	0.56	(0.11)

Less distributions:
Distributions from net investment income	(0.49)	(0.19)
Distributions from net realized gain on investments and foreign currency transactions	–	–

Total distributions	(0.49)	(0.19)

Net asset value, end of period	$9.77	$9.70

Total return2 3	5.78%	(1.05)%

Ratios to average net assets:
Net expenses	0.25%	0.25%[4]
Net investment income	4.99%	4.71%[4]
Expense waiver/reimbursement[5]	(0.40)%	(0.92)%[4]

Supplemental data:
Net assets, end of period (000 omitted)	$47,760	$27,968
Portfolio turnover	91%	112%

[1]  For the period from January 1, 2006 (commencement of operations) to June 30, 2006.

[2]   Total returns for periods of less than one year are not annualized.

[3]  Total return may reflect waivers and/or expense reimbursements. Without these waivers and/or reimbursements, total return would be lower.

[4]  Computed on an annualized basis.

[5]  This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.

See Notes to Financial Statements.

Financial Statements	AARP PORTFOLIOS 2007 ANNUAL REPORT	75

U.S. Stock Market Portfolio		International Stock Market Portfolio
Year ended 6/30/07	Period ended 6/30/06[1]	Year ended 6/30/07	Period ended 6/30/06[1]
$10.08	$10.00	$10.53	$10.00

0.18	0.07	0.31	0.20

1.84	0.08	2.54	0.50

2.02	0.15	2.85	0.70

(0.17)	(0.07)	(0.34)	(0.17)

(0.02)	–	(0.04)	–

(0.19)	(0.07)	(0.38)	(0.17)

$11.91	$10.08	$13.00	$10.53

20.23%	1.52%	27.41%	7.10%

0.25%	0.25%[4]	0.30%	0.30%[4]
1.67%	1.69%[4]	2.72%	4.03%[4]
(0.53)%	(1.34)%[4]	(0.90)%	(1.59)%[4]

$45,587	$25,669	$27,279	$18,673
5%	1%	4%	3%

76	AARP PORTFOLIOS 2007 ANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements

1. Organization

U.S. Bond Market Portfolio, U.S. Stock Market Portfolio and International Stock Market Portfolio (the “Portfolios”) are each a series of AARP Portfolios (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Portfolios commenced operations on January 1, 2006.

The investment objective of the U.S. Bond Market Portfolio is to seek to produce the returns provided by the Lehman Brothers Aggregate Bond Index as closely as possible, before deduction of expenses of the Portfolio. The investment objective of the U.S. Stock Market Portfolio is to seek to produce the returns provided by the Morgan Stanley Capital International (“MSCI”) U.S. Investable Market 2500 Index as closely as possible, before deduction of expenses of the Portfolio. The investment objective of the International Stock Market Portfolio is to seek to produce the returns provided by the MSCI Europe, Australasia and the Far East (“EAFE”) Index as closely as possible, before deduction of expenses of the Portfolio.

The Portfolios are used as investment vehicles for the AARP Funds and are not available to the public. Accordingly, the only shareholders in the Portfolios are AARP Funds and AARP, which provided a $45 million (value of $54.4 million at June 30, 2007) initial investment for the Portfolios. The initial investment was provided to facilitate the efficient operation of the Portfolios; without this funding it is anticipated that the Portfolios’ operation could be adversely impacted.

2. Significant accounting policies

The financial statements have been prepared in accordance with United States generally accepted accounting principles (“GAAP”), which require management to make estimates and assumptions that affect the amounts reported herein. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

INVESTMENT VALUATION

Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on the valuation date. An independent pricing service generally provides these prices. Stock holdings are valued at the latest quoted sales price or official closing price taken from the primary market in which the stock trades. If a security does not trade during the day, it is valued at the average of the latest quotes for buying and selling the security, the bid and asked prices. Bond holdings are generally valued as reported by an independent pricing service at what is called an “evaluated average price,” which considers such factors as comparable bond prices, yields, maturities and

Notes to Financial Statements	AARP PORTFOLIOS 2007 ANNUAL REPORT	77

ratings. Short-term investments with a maturity at issuance or a remaining maturity at the time of purchase of 60 days or less are generally valued at amortized cost, which approximates market value. Other open-end regulated investment companies are valued at their net asset value. Foreign securities quoted in foreign currencies are translated into U.S. dollars based upon exchange rates prevailing at the close of trading and as provided by an independent source.

Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolios’ pricing time but after the close of the securities’ primary markets (e.g. foreign securities), are valued by methods deemed by the Board of Trustees of AARP Portfolios to represent fair value. The International Stock Market Portfolio may use a fair valuation model to value international equity securities in order to adjust for events which may occur between the close of foreign exchanges and the close of trading on the New York Stock Exchange.

REPURCHASE AGREEMENTS

The Portfolios may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the custodian, on behalf of a Portfolio, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of a counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. However, in the event of counterparty default, retention of the collateral may be subject to legal proceedings.

SECURITIES TRANSACTIONS, INCOME AND EXPENSES

Securities transactions are recorded on a trade date basis. Interest income is recorded daily on an accrual basis and includes amortization of premium and accretion of discount on investments. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Portfolio was notified of the dividend. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily. Many expenses are directly attributable to one Portfolio and therefore are charged accordingly. Expenses that are not directly attributable to one or more Portfolios are allocated among applicable Portfolios on an equitable and consistent basis considering such things as the nature and type of expenses and the relative net assets of the Portfolios.

FUTURES CONTRACTS

The U.S. Stock Market Portfolio and the International Stock Market Portfolio may purchase and sell stock index futures contracts to fulfill

78	AARP PORTFOLIOS 2007 ANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements (continued)

their investment objectives when direct investment would otherwise not be practical, such as when cash positions are small. Upon entering into a stock index futures contract with a broker, the Portfolio is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued at the last sale at the market close or at the mean between the bid and asked price if the last sale is not available. Unrealized gains or losses are recorded in a “variation margin” account. Daily, the Portfolio receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Portfolio recognizes a realized gain or loss. Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended June 30, 2007, U.S. Stock Market Portfolio and International Stock Market Portfolio had realized net gains on futures contracts of $63,914 and $130,379, respectively.

FOREIGN EXCHANGE CONTRACTS

The International Stock Market Portfolio may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Portfolio may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Portfolio’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At June 30, 2007, the Portfolio had outstanding foreign currency commitments as follows:

Settlement date	Foreign currency units to receive	In exchange for	Contracts at value	Unrealized appreciation (depreciation)

Contracts Purchased:
7/3/2007	11,876 CHF	9,700 USD	$9,702	$2
7/3/2007	29,592 EUR	40,000 USD	40,007	7
7/3/2007	5,982 GBP	12,000 USD	12,000	—
7/3/2007	5,181,120 JPY	42,000 USD	41,985	(15)
9/28/2007	200,000 EUR	268,400 USD	271,192	2,792
9/28/2007	64,000 GBP	127,641 USD	128,216	575
9/28/2007	15,200,000 JPY	122,948 USD	124,607	1, 659

Net unrealized appreciation on foreign exchange contracts				$5,020

Notes to Financial Statements	AARP PORTFOLIOS 2007 ANNUAL REPORT	79

FOREIGN CURRENCY TRANSLATION

The accounting records of the International Stock Market Portfolio are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

RESTRICTED SECURITIES

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Portfolio or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Portfolios’ Board of Trustees. The Portfolios will not incur any registration costs upon such resales. The Portfolios’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Portfolios’ Board of Trustees.

80	AARP PORTFOLIOS 2007 ANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements (continued)

Additional information on restricted securities, held at June 30, 2007, is as follows:

Security	Acquisition date	Acquisition cost

Amgen, Inc., 5.850%, 6/1/2017	5/30/2007	$25,024
Amgen, Inc., 6.375%, 6/1/2037	5/30/2007	$25,053
News America, Inc. Senior Note, 6.150%, 3/1/2037	3/14/2007	$24,677
Plains All American Pipeline LP, 6.650%, 1/15/2037	4/30/2007	$26,041
Time Warner Cable, Inc., 5.850%, 5/1/2017	4/30/2007	$50,337

FEDERAL TAXES

The Portfolios intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders; therefore, no federal income or excise tax provision is required.

CUSTODIAN FEES

Custodian fees are included in “Portfolio accounting fees” in the Statements of Operations may include interest expense incurred by the Portfolios on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolios paid interest to their custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Portfolios at a rate equal to the Federal Funds Rate plus 2.00%. For the year ended June 30, 2007, The U.S. Bond Market Portfolio paid $283 in overdraft fees, The U.S. Stock Market Portfolio paid $85 in overdraft fees and The International Stock Market Portfolio paid $167 in overdraft fees.

INDEMNIFICATIONS

The Portfolios’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolios. In the normal course of business, the Portfolios may also enter into contracts that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolios. The risk of material loss from such claims is considered remote.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such

Notes to Financial Statements	AARP PORTFOLIOS 2007 ANNUAL REPORT	81

distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Income distributions, if any, are declared and paid quarterly by the U.S. Stock Market Portfolio and International Stock Market Portfolio, and are paid monthly by the U.S. Bond Market Portfolio. Capital gains distributions, if any, are declared and paid annually by the Portfolios.

NEW ACCOUNTING PRONOUNCEMENTS

In July, 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (“FIN 48”), was issued and is effective for years beginning after December 15, 2006. FIN 48 determines a threshold for financial statement recognition, measurement and disclosure of a tax position taken (or expected to be taken) on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Portfolios’ net assets, results of operations and financial statement disclosures.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure standards about fair value measurements. Management is evaluating the impact that the adoption of FAS 157 will have on the Portfolios’ financial statement disclosures and, at this time, does not anticipate a material impact.

3. Capital share transactions

The Portfolios have authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest are as follows:

	Year ended June 30, 2007	Period ended June 30, 2006[1]
U.S. Bond Market Portfolio
Shares sold	2,083,426	2,870,535
Dividends and/or distributions reinvested	183,994	50,105
Shares redeemed	(264,559)	(37,430)
Net increase	2,002,861	2,883,210

U.S. Stock Market Portfolio
Shares sold	1,455,017	2,560,715
Dividends and/or distributions reinvested	55,634	16,124
Shares redeemed	(229,719)	(30,848)
Net increase	1,280,932	2,545,991

International Stock Market Portfolio
Shares sold	336,997	1,753,292
Dividends and/or distributions reinvested	61,901	29,011
Shares redeemed	(73,131)	(9,229)
Net increase	325,767	1,773,074

[1]	For the period from January 1, 2006 (commencement of operations) to June 30, 2006.

82	AARP PORTFOLIOS 2007 ANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements (continued)

4. Purchases and sales of securities

The aggregate cost of purchases and proceeds from sales of securities for the year ended June 30, 2007, excluding U.S. Government and short-term obligations were as follows:

Portfolio Name	Purchases	Sales

U.S. Bond Market Portfolio	$6,460,864	$1,251,655
U.S. Stock Market Portfolio	$16,201,939	$1,574,538
International Stock Market Portfolio	$4,891,100	$859,300

5. Federal income tax information

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences are attributable to the differing treatments for the deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and differing treatments for futures and foreign currency transactions. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by a Portfolio. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid during the fiscal year ended June 30, 2007, was as follows:

	Distributions paid from:

	2007			2006

Portfolio Name	Ordinary income	Long-term capital gains	Total	Ordinary income	Long-term capital gains	Total

U.S. Bond Market Portfolio	$1,822,188	$–	$1,822,188	$487,432	$–	$487,432
U.S. Stock Market Portfolio	608,671	15,107	623,778	160,998	–	160,998
International Stock Market Portfolio	746,983	–	746,983	295,789	–	295,789

Notes to Financial Statements	AARP PORTFOLIOS 2007 ANNUAL REPORT	83

Reclassifications have been made to the Portfolios’ components of net assets to reflect income and gains available for distribution under income tax regulations. The primary permanent differences causing such reclassifications are due to mortgage paydown gains and losses and foreign currency losses. During the fiscal year ended June 30, 2007, the following amounts were reclassified:

Portfolio Name	Paid-in capital	Undistributed net investment income (loss)	Accumulated net realized gains (loss)

U.S Bond Market Portfolio	$–	$12,639	$(12,639)
U.S Stock Market Portfolio	–	(13,484)	13,484
International Stock Market Portfolio	–	19,792	(19,792)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The table below represents distribution requirements the Portfolios must satisfy under the income tax regulations. In addition, the table represents losses the Portfolios may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes. Under current tax law, certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following year.

Portfolio Name	Undistributed net investment income	Undistributed long-term gain	Accumulated loss carryforward	Post October losses deferred	Net unrealized appreciation (depreciation) based on cost of securities and other investments for federal income tax purposes

U.S. Bond Market Portfolio	$13,783	$–	$87,997	$15,529	$(672,394)
U.S. Stock Market Portfolio	102,915	217,716	–	–	5,267,860
International Stock Market Portfolio	205,954	116,153	–	–	5,193,354

84	AARP PORTFOLIOS 2007 ANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements (continued)

At June 30, 2007, the U.S. Bond Market Portfolio had a capital loss carryforward which will reduce the Portfolio’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Portfolio of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

	Expiration year and amount

Portfolio Name	2015	Total

U.S. Bond Market Portfolio	$87,997	$87,997

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Portfolio Name	Federal tax cost of securities	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)

U.S. Bond Market Portfolio	$49,834,954	$21,882	$(694,276)	$(672,394)
U.S. Stock Market Portfolio	$40,118,722	$6,045,600	(777,740)	$5,267,860
International Stock Market Portfolio	$21,666,652	$5,677,326	(493,075)	$5,184,251

Notes to Financial Statements	AARP PORTFOLIOS 2007 ANNUAL REPORT	85

6. Fees and other transactions with affiliates

MANAGEMENT AND SUB-ADVISER FEES

The Trust has an investment advisory agreement with AARP Financial Incorporated (“AARP Financial”) which delegates to AARP Financial the responsibility to manage the investment activities of the Portfolios, including the overall investment program of the Portfolios. AARP Financial is also responsible for overseeing the Portfolios’ sub-adviser, SSgA Funds Management, Inc. (“SSgA FM”), which manages the day-to-day investments of the Portfolios’ assets. Each Portfolio pays to AARP Financial an annual fee of 0.05% of its average daily net assets. AARP Financial pays SSgA FM for its sub-advisory services out of these fees. For the year ended June 30, 2007, the effective management fee rates are as shown below:

Portfolio Name	Effective management fee percentage (prior to waiver/ reimbursement at AARP Funds level)	Effective management fee percentage (after waiver/ reimbursement at AARP Funds level)

U.S. Bond Market Portfolio	0.05%	0.00%
U.S. Stock Market Portfolio	0.05%	0.00%
International Stock Market Portfolio	0.05%	0.00%

For the year ended June 30, 2007, AARP Financial contractually waived/reimbursed the following fees:

Portfolio Name	Management fee waiver	Reimbursement of other operating expenses
U.S. Bond Market Portfolio	$18,215	$127,895
U.S. Stock Market Portfolio	$17,286	$165,431
International Stock Market Portfolio	$11,302	$192,116

ADMINISTRATION FEES

As the Portfolios’ administrator, AARP Financial provides the Portfolios with general administrative duties associated with the day-to-day operations of the Portfolios and monitors and coordinates the activities of the other service providers to the Portfolios. For its administrative services, AARP Financial receives an annual fee of .035% of each Portfolio’s average daily net assets.

86	AARP PORTFOLIOS 2007 ANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements (continued)

SUB-ADMINISTRATION AND CUSTODIAN FEES

State Street Bank and Trust Company (“State Street”) acts as the sub-administrator, custodian and fund accounting agent for the Portfolios. State Street is a subsidiary of State Street Corporation and an affiliate of SSgA FM. Under the terms of the sub-administration agreement, AARP Financial pays to State Street an annual fee at the rate of 0.0175% of the first $6 billion of the Portfolios’ average daily net assets and then a decreasing rate for average daily net assets above that level. Under the terms of the custody agreement, (which includes fund accounting services) each Portfolio pays to State Street an annual fee at the rate of 0.0075% of the first $2 billion of the Portfolio’s average daily net assets and 0.0025% of the Portfolio’s average daily net assets over $2 billion, plus out of pocket expenses.

Beginning July 1, 2006, under the terms of a transfer agency agreement, each Portfolio pays to State Street an annual fee at the rate of $4,000. State Street has in turn delegated transfer agency services to its affiliate, Boston Financial Data Services, Inc. For the year ended June 30, 2007, AARP Financial paid all transfer agency fees.

TRUSTEE COMPENSATION

The Trust is supervised by a Board of Trustees, the “Board.” The Board represents the interests of the Portfolios and their shareholders. The Board meets periodically throughout the year to oversee the Portfolios’ activities. The Board consists of four “Independent Trustees” and one “Interested Trustee,” who is the President of AARP Financial, Inc. The compensation of the Independent Trustees consists of an annual retainer. Neither the Interested Trustee nor any of the Trust’s officers receives any compensation from the Portfolios for their services. Compensation paid by the Portfolios to the Independent Trustees is included in the Portfolios’ Statements of Operations.

Report of Independent Registered Public Accounting Firm	AARP PORTFOLIOS 2007 ANNUAL REPORT	87

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of AARP Portfolios:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of U.S. Stock Market Portfolio, International Stock Market Portfolio and U.S. Bond Market Portfolio, each a series of the AARP Portfolios, as of June 30, 2007, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the years or periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of U.S. Stock Market Portfolio, International Stock Market Portfolio and U.S. Bond Market Portfolio, as of June 30, 2007, the results of their operations for the year then ended and the changes in their net assets and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

August 20, 2007

88	AARP PORTFOLIOS 2007 ANNUAL REPORT	AARP Portfolios–Supplemental Information

AARP Portfolios—

Supplemental Information (unaudited)

2007 U.S. Tax Distribution Information to Shareholders

Corporate Dividends Received Deduction. For the year ended June 30, 2007, a percentage of dividends distributed by the Portfolios listed below qualify for the dividends received deduction for corporate shareholders. These percentages are as follows:

Fund	Qualifying Percentages
U.S. Bond Market Portfolio	–%
U.S. Stock Market Portfolio	82.77
International Stock Market Portfolio	–

Qualified Dividend Income. A percentage of dividends distributed by the Portfolios during the fiscal year ended June 30, 2007, are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual’s tax bracket. These amounts and corresponding percentage of dividends paid are as follows:

Fund	Percentage of Dividends Paid	Amounts
U.S. Bond Market Portfolio	–%	$–
U.S. Stock Market Portfolio	95.12	578,945
International Stock Market Portfolio	90.23	674,037

For the year ended June 30, 2007, the amount of capital gains designated by the U.S. Stock Market Portfolio was $15,107.

Proxy voting policies, procedures and record

Both a description of the policies and procedures that AARP Financial uses to determine how to vote proxies on behalf of the AARP Portfolios relating to portfolios securities and information regarding how AARP Financial voted proxies related to portfolios securities during the most recent 12-month period ended June 30 is available on our web site at www.aarpfunds.com and, without charge, upon request, by calling us at 1-800-958-6457. Such information for the AARP Portfolios is also available on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder statements and reports

When we send financial reports, prospectuses and other regulatory materials to shareholders, we attempt to reduce the volume of mail you receive by sending one copy of these documents to two or more account holders who share the same address. However, if you wish to receive individual copies of materials, please contact us at 1-800-958-6457. Once we have received your instructions, we will begin sending individual copies for each account within 30 days. These materials are also available on our website at www.aarpfunds.com.

AARP Portfolios–Supplemental Information	AARP PORTFOLIOS 2007 ANNUAL REPORT	89

Statement regarding availability of quarterly portfolio schedule

The Portfolios file complete schedules of investments with the SEC for the quarters ended September 30 and March 31 of each fiscal year (commencing with the quarter ended March 31, 2006) on Form N-Q which are available on the SEC’s website at www.sec.gov. Additionally, the Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. For information on the Public Reference Room, call 1-800-SEC-0330.

90	AARP PORTFOLIOS 2007 ANNUAL REPORT	About the Portfolios’ Board of Trustees and Officers

About the Portfolios’ Board of Trustees

and Officers (unaudited)

The Board of Trustees (“Board”) of the AARP Portfolios oversee the operation and management the Portfolios.

The Board is comprised of one interested trustee and four trustees who are independent, meaning that they are not “interested persons” of AARP Portfolios for purposes of the Investment Company Act. Put simply, this means that they do not have material affiliations with AARP Portfolios, AARP Financial or SSgA FM apart from the personal investments they may have made in AARP Funds as private individuals.

Our independent board members bring distinguished backgrounds in business, academia and public service to their task of working with AARP Portfolios officers to establish policies and oversee the activities of the Portfolios.

The table below shows information for each trustee and executive officer of AARP Portfolios. The mailing address of the trustees and officers is AARP Funds, 650 F Street, N.W., Washington, DC 20004, Attn: Fund Secretary.

Independent trustees

PETER C. CLAPMAN c/o AARP Funds 650 F Street, N.W. Washington, DC 20004 Age: 71 Chairman of the Board and Trustee since 2005

Consultant, governance advisory services (July 2005–present)

Head of U.S. operations, Governance for Owners
(governance services and consulting) (June 2005–present)

Executive Director, Pace Law School (director education) (April 2005–September 2006)

Senior Vice President and Chief Counsel TIAA-CREF
(financial services, pension and investment products) (1972–July 2005).

Other trusteeships held:

Director, iPass, Inc. (February 2007–present)

Director, National Association of Corporate Trustees
(non-profit private director education) (January 2005–present)

RICHARD M. REILLY c/o AARP Funds 650 F Street, N.W. Washington, DC 20004 Age: 69 Trustee since 2006

Self-Employed Consultant (November 2002–present)

Senior Vice President, Allmerica Financial Corp. (financial services holding company) (November 2001–November 2002)

President, Allmerica Financial Services (investments/insurance)
(1995–November 2001).

Other trusteeships held:

Trustee, International Foundation for Retirement Education (InFRE)
(September 2006–present)

Trustee, Allmerica Investment Trust (investment company) (1990–November 2002)

Trustee, Allmerica Securities Trust (1990–November 2002)

ELLEN B. SAFIR, CFA c/o AARP Funds 650 F Street, N.W. Washington, DC 20004 Age: 62 Trustee since 2006

Chief Executive Officer, New Century Advisors, LLC
(registered investment adviser) (2002–present)

Managing Director, Fixed Income and Currencies, Howard Hughes Medical Institute (medical research) (1986–2002)

About the Portfolios’ Board of Trustees and Officers	AARP PORTFOLIOS 2007 ANNUAL REPORT	91

LYNN E. TURNER c/o AARP Funds 650 F Street, N.W. Washington, DC 20004 Age: 55 Trustee since 2005

Self-employed consultant (June 2007–present)

Managing Director of Research, Glass Lewis & Co. LLC
(financial and proxy research) (July 2003–June 2007)

Managing Director/Senior Advisor, Kroll Inc. (forensic accounting)
(July 2003–present)

Professor, Colorado State University (August 2001–June 2003)

Chief Accountant, Securities and Exchange Commission (July 1998–August 2001)

Other trusteeships held:

Director, Guidance Software, Inc. (April 2007–present)

Trustee, Colorado Public Employees Retirement Association (COPERA)
(August 2007–present)

Interested trustee

LARRY C. RENFRO c/o AARP Financial Incorporated Two Highwood Drive, 2nd Floor Tewksbury MA 01876 Age: 53 Trustee since 2007 President

President, AARP Financial (October 2005–present)

Managing Director, Renfro Associates/Devonshire Group (consulting)
(November 2004–August 2005)

Chief Executive Officer, NewRiver, Inc.
(electronic delivery of compliance documents ) (September 1998–October 2004)

Mr. Renfro is considered an interested trustee due to his position as President of AARP Financial, Inc.

Officers

LARRY C. RENFRO c/o AARP Financial Incorporated Two Highwood Drive, 2nd Floor Tewksbury MA 01876 Age: 53 President

President, AARP Financial (October 2005–present)

Managing Director, Renfro Associates/Devonshire Group (consulting)
(November 2004–August 2005)

Chief Executive Officer, NewRiver, Inc.
(electronic delivery of compliance documents) (September 1998–October 2004)

RICHARD M. HISEY, CFA c/o AARP Financial Incorporated Two Highwood Drive, 2nd Floor Tewksbury MA 01876 Age: 48 Treasurer and Chief Financial Officer

Chief Investment Officer, AARP Financial (April 2006–present)

Executive Vice President and Chief Investment Officer, Cole Management, Incorporated (venture capital firm) (2005–2006)

Senior Vice President, MFS Investment Management and Treasurer and Chief Financial Officer, MFS Group of Mutual Funds (2002–2005)

Senior Vice President, The Bank of New York (2000–2002)

various positions, Lexington Global Asset Managers, Inc. (1986–2000)

MARC DUFFY 650 F Street, N.W. Washington, DC 20004 Age: 49 Secretary

Associate General Counsel, AARP Financial (August 2006–present)

Assistant General Counsel, E*Trade Financial Corporation (January 2004–August 2006)

Assistant General Counsel, Legg Mason Wood Walker, Incorporated (1999–January 2004)

92	AARP PORTFOLIOS 2007 ANNUAL REPORT	About the Portfolios’ Board of Trustees and Officers

About the Portfolios’ Board of Trustees

and Officers (unaudited) (continued)

LEILANI SANDERS HALL, CFA 650 F Street, N.W. Washington, DC 20004 Age: 55 Chief Compliance Officer

Chief Compliance Officer, AARP Financial ( November 2005–present)

Senior Special Adviser and examiner, U.S. Securities & Exchange Commission (October 2003–September 2005)

Self-Employed Consultant (January 2002–October 2003)

Senior Vice President, The Pioneer Group, Inc. (investment management) (March 1995–January 2002)

NANCY M. SMITH 650 F Street, N.W. Washington, DC 20004 Age: 51 Vice President

Vice President, Investment Services, AARP Financial (October 2005–present)

Vice President, Investment Services, AARP Services, Inc. (August 2005–October 2005)

Self-Employed Consultant (February 2002–July 2005)

Vice President Web Content, FOLIOfn (financial services, broker-dealer) (October 1999–February 2002)

JULIE TEDESCO State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 Age: 49 Assistant Secretary	Senior Vice President and Senior Counsel, State Street Bank and Trust Company (2000–present)

THRESA DEWAR State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 Age: 52 Assistant Treasurer	Vice President, Portfolio Administration, State Street Bank and Trust Company (1997–present)

Additional information about AARP Funds’ trustees is provided in the Statement of Additional Information and is available without charge, upon request, by calling 1-800-958-6457.

AARP Portfolios

P.O. Box 909

Tewksbury, MA 01876-0909

©2007 AARP Portfolios

ARP-AR-002-0907

Item 2:	Code of Ethics
(a)	AARP Portfolios (the “Registrant”) has adopted a Code of Ethics that applies to the Registrant’s principal executive officer and senior financial officers, including the principal financial officer, controller or principal accounting officer, or persons performing similar functions, regardless of whether these persons are employed by the Registrant or a third party.

(b)	No disclosures are required by this Item 2(b).

(c)	There have been no amendments to the Registrant’s Code of Ethics since its adoption during the reporting period for Form N-CSR.

(d)	There have been no waivers granted by the Registrant to individuals covered by the Registrant’s Code of Ethics during the reporting period for Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Registrant’s Code of Ethics is attached as an exhibit to this Form N-CSR.

Item 3:	Audit Committee Financial Expert

(a)	(1)	The Board of Trustees of the Registrant has determined that the Registrant has one member serving on the Registrant’s Audit Committee that possesses the attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial expert.”

	(2)	For the reporting period, the name of the audit committee financial expert was Lynn Turner. Mr. Turner was deemed to be “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services

(a)	Audit Fees – The aggregate fees billed for professional services rendered by the independent registered public accounting firm for the audit of the Registrant’s annual financial statements or services normally provided in connection with statutory and regulatory filings or engagements for the fiscal period from the commencement of operations January 1, 2006 to June 30, 2006 were $138,500 and $145,000 for the fiscal year ended June 30, 2007.

(b)	Audit-Related Fees – The Registrant was not billed any fees by the independent registered public accounting firm for the fiscal period from the commencement of operations January 1, 2006 to June 30, 2006 and for the fiscal year ended June 30, 2007 for assurance and related services rendered by the independent registered public accounting firm to the registrant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

During the fiscal period from the commencement of operations January 1, 2006 to June 30, 2006 and for the fiscal year ended June 30, 2007, no fees for assurance and related services that relate directly to the operations and financial reporting of the Registrant were billed by the independent registered public accounting firm to the Registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant.

(c)	Tax Fees – The Registrant was not billed any fees by the independent registered public accounting firm for the fiscal period from the commencement of operations January 1, 2006 to June 30, 2006 and for the fiscal year ended June 30, 2007 for tax compliance, tax advice, tax planning and tax return preparation for the fiscal period from the commencement of operations January 1, 2006 to June 30, 2006 and for the fiscal year ended June 30, 2007.

During the fiscal period from the commencement of operations January 1, 2006 to June 30, 2006 and the fiscal year ended June 30, 2007, no fees for tax compliance, tax advice or tax planning services that relate directly to the operations and financial reporting of the Registrant were billed by the independent registered public accounting firm to the Registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant.

The Registrant was billed $3,200 by another accounting firm for the fiscal period from the commencement of operations January 1, 2006 to June 30, 2006 and $21,200 for the fiscal year ended June 30, 2007 for tax compliance, tax advice, tax planning and tax return preparation for the fiscal period from the commencement of operations January 1, 2006 to June 30, 2006 and for the fiscal year ended June 30, 2007.

During the fiscal period from the commencement of operations January 1, 2006 to June 30, 2006 and the fiscal year ended June 30, 2007, no fees for tax compliance, tax advice or tax planning services that relate directly to the operations and financial reporting of the Registrant were billed by another accounting firm to the Registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant.

(d)	All Other Fees – There were no fees billed for the fiscal period from the commencement of operations January 1, 2006 to June 30, 2006 and for the fiscal year ended June 30, 2007, for products and services provided by the independent registered public accounting firm to the Registrant, other than the services reported in paragraph (a) – (c) of this Item 4.

During the fiscal period from the commencement of operations January 1, 2006 to June 30, 2006 and for the fiscal year ended June 30, 2007, no fees for other services that relate directly to the operations and financial reporting of the Registrant were billed by the independent registered public accounting firm to the Registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant.

(e)(1)	Pre-Approval Policies and Procedures

It is the general policy of the Audit Committee not to approve non-audit services. In considering whether to approve non-audit services, the Audit Committee will consider the following:

(a) whether the service is being performed principally for the Audit Committee;

(b) the effects of the service, if any, on audit effectiveness or on the quality and timeliness of the Funds financial reporting process;

(c) whether the service would be performed by specialists (e.g., technology specialists) who ordinarily also provide recurring audit support;

(d) whether the service would be performed by audit personnel and, if so, whether it will enhance their knowledge of the Funds business and operations;

(e) whether the role of those performing the service would be inconsistent with the Auditor’s role (e.g., a role where neutrality, impartiality and auditor skepticism are likely to be subverted);

(f) whether the audit firm’s personnel would be assuming a management role or creating a mutuality of interest with management;

(g) whether the auditors, in effect, would be auditing their own numbers;

(h) whether the project must be started and completed very quickly and therefore is not a longer term relationship;

(i) whether the audit firm has unique service expertise in the service that cannot be obtained from another service provider; and

(j) the size of the fee(s) for the non-audit service(s).

(e)(2)	Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	No disclosures are required by this Item 4(f).

(g)	The independent registered public accounting firm did not bill the Registrant for any other non-audit services for the fiscal period from the commencement of operations January 1, 2006 to June 30, 2006 and for the fiscal year ended June 30, 2007 for the Registrant other than as disclosed above.

(h)	No disclosures are required by this Item 4(h).

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

The Board of Trustees has adopted procedures by which shareholders may recommend nominees to the Board. There have been no amendments to such procedures since their adoption during the reporting period for Form N-CSR.

Item 11.	Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Code of Ethics is attached hereto.

(a)(2)	The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto. (Ex-99.CERT)

(a)(3)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.(Ex-99.906CERT)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AARP PORTFOLIOS

By:	/s/ Larry C. Renfro
Larry C. Renfro
President (principal executive officer) of AARP Portfolios

Date: August 17, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Larry C. Renfro
Larry C. Renfro
President (principal executive officer) of AARP Portfolios

Date: August 17, 2007

By:	/s/ Richard M. Hisey
Richard M. Hisey
Treasurer (principal financial officer) of AARP Portfolios

Date: August 17, 2007